UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

        Date of reporting period: June 30, 2014

Item 1.    Reports to Stockholders

This filing is on behalf of five of the forty Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the five Master Funds of the American Funds Insurance Series®.

SUNAMERICA SERIES TRUST

SEMI-ANNUAL REPORT

JUNE 30, 2014

SUNAMERICA SERIES TRUST

SHAREHOLDER LETTER

Dear SunAmerica Series Trust Investor:

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust, SunAmerica Series Trust and Seasons Series Trust

August 14, 2014

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59  1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks. The Portfolios are indirectly exposed to these risks through their investments in the master funds. Investments in growth stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources. Investments in non-U.S. stocks and bonds may be subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Investments in lower rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

There can be no assurance that the Portfolios will meet their investment objectives. The master funds’ asset allocation may result in underperformance relative to benchmarks and other funds with similar objectives.

A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus. For a full description of the master funds, please consult the prospectus for the relevant underlying master fund.

Investments are not guaranteed or endorsed by any bank, is not a deposit or obligation of any bank, and is not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

• Not FDIC or NCUA/NCUSIF Insured

• May Lose Value • No Bank of Credit Union Guarantee

• Not a Deposit • Not insured by any Federal Government Agency

1

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE June 30, 2014

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2014 and held until June 30, 2014. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust‘s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2014”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2014” column and the “Expense Ratio as of June 30, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2014” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio‘s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio‘s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2014” column and the “Expense Ratio as of June 30, 2014” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2014” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) June 30, 2014

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at January 1, 2014	Ending Account Value Using Actual Return at June 30, 2014	Expenses Paid During The Six Months Ended June 30, 2014*	Beginning Account Value at January 1, 2014	Ending Account Value Using a Hypothetical 5% Assumed Return at June 30, 2014	Expenses Paid During The Six Months Ended June 30, 2014*	Expense Ratio as of June 30, 2014*
VCPSM Managed Asset Allocation SAST Portfolio Class 3#@	$1,000.00	$1,026.42	$2.66	$1,000.00	$1,022.17	$2.66	0.53%
American Funds Growth SAST Portfolio Class 3#@	$1,000.00	$1,054.13	$2.75	$1,000.00	$1,022.12	$2.71	0.54%
American Funds Global Growth SAST Portfolio Class 3#@	$1,000.00	$1,024.04	$2.66	$1,000.00	$1,022.17	$2.66	0.53%
American Funds Growth- Income SAST Portfolio Class 3#@	$1,000.00	$1,067.98	$2.77	$1,000.00	$1,022.12	$2.71	0.54%
American Funds Asset Allocation SAST Portfolio Class 3#@	$1,000.00	$1,038.77	$2.78	$1,000.00	$1,022.07	$2.76	0.55%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2014” and “Expense Ratios” would have been higher.
@	Does not include the expenses of the underlying Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2014” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

3

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

4

SunAmerica Series Trust VCPSM Managed Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Managed Risk Asset Allocation FundSM, Class P1	15,649,615	$192,020,771
TOTAL INVESTMENTS (cost $179,625,858)@	100.0%	192,020,771
Other assets in excess of liabilities	0.0	12,340

NET ASSETS	100.0%	$192,033,111

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Registered Investment Companies:
Asset Allocation Investment Companies	$192,020,771	$—	$—	$192,020,771

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

5

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

6

SunAmerica Series Trust American Funds Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth Fund, Class 1	4,110,261	$323,107,591
TOTAL INVESTMENTS (cost $211,410,517)@	100.0%	323,107,591
Liabilities in excess of other assets	(0.0)	(8,250)

NET ASSETS	100.0%	$323,099,341

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Registered Investment Companies:
Domestic Equity Investment Companies	$323,107,591	$—	$—	$323,107,591

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

7

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

International Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

8

SunAmerica Series Trust American Funds Global Growth SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
International Equity Investment Companies — 100.0%
American Funds Insurance Series® — Global Growth Fund, Class 1	17,400,295	$483,728,204
TOTAL INVESTMENTS (cost $370,133,805)@	100.0%	483,728,204
Other assets in excess of liabilities	0.0	40,734

NET ASSETS	100.0%	$483,768,938

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Registered Investment Companies:
International Equity Investment Companies	$483,728,204	$—	$—	$483,728,204

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

9

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	100.0%

*	Calculated as a percentage of net assets.

10

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Domestic Equity Investment Companies — 100.0%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,135,569	$264,841,288
TOTAL INVESTMENTS (cost $173,294,545)@	100.0%	264,841,288
Liabilities in excess of other assets	(0.0)	(10,195)

NET ASSETS	100.0%	$264,831,093

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Registered Investment Companies:
Domestic Equity Investment Companies	$264,841,288	$—	$—	$264,841,288

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

11

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO PROFILE — June 30, 2014 — (unaudited)

Industry Allocation*

Asset Allocation Investment Companies	100.0%

*	Calculated as a percentage of net assets.

12

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio

PORTFOLIO OF INVESTMENTS — June 30, 2014 — (unaudited)

	Shares	Value (Note 2)
REGISTERED INVESTMENT COMPANIES — 100.0%
Asset Allocation Investment Companies — 100.0%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	7,642,530	$169,893,449
TOTAL INVESTMENTS (cost $132,380,664)@	100.0%	169,893,449
Liabilities in excess of other assets	(0.0)	(14,066)

NET ASSETS	100.0%	$169,879,383

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Registered Investment Companies:
Asset Allocation Investment Companies	$169,893,449	$—	$—	$169,893,449

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

13

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2014 (unaudited)

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
ASSETS:
Investments at value (unaffiliated)*	$192,020,771	$323,107,591	$483,728,204	$264,841,288	$169,893,449

Total investments	192,020,771	323,107,591	483,728,204	264,841,288	169,893,449

Receivable for:
Fund shares sold	2,528,161	36,367	44,354	44,724	334,537
Investments sold	—	3,949,025	1,260,188	3,014,346	—
Prepaid expenses and other assets	3,567	4,164	4,391	4,132	3,974
Due from investment adviser for expense reimbursements/fee waivers	225,633	319,124	556,820	262,988	166,729

Total assets	194,778,132	327,416,271	485,593,957	268,167,478	170,398,689

LIABILITIES:
Payable for:
Fund shares redeemed	—	3,985,392	1,304,542	3,059,070	18,649
Investments purchased	2,528,161	—	—	—	315,888
Investment advisory and management fees	142,437	226,109	375,568	186,006	117,793
Service fees	37,484	66,503	98,834	54,708	34,645
Transfer agent fees	459	512	512	512	433
Trustees’ fees and expenses	940	3,076	4,642	2,514	1,516
Other accrued expenses	35,540	35,338	40,921	33,575	30,382

Total liabilities	2,745,021	4,316,930	1,825,019	3,336,385	519,306

NET ASSETS	$192,033,111	$323,099,341	$483,768,938	$264,831,093	$169,879,383

NET ASSETS REPRESENTED BY:
Paid-in capital	179,113,449	202,939,892	297,082,657	168,088,594	119,183,252
Accumulated undistributed net investment income (loss)	512,714	2,596,898	4,914,014	2,600,531	1,728,958
Accumulated undistributed net realized gain (loss) on investments, and capital gain distributions from underlying funds	12,035	5,865,477	68,177,868	2,595,225	11,454,388
Unrealized appreciation (depreciation) on investments	12,394,913	111,697,074	113,594,399	91,546,743	37,512,785

NET ASSETS	$192,033,111	$323,099,341	$483,768,938	$264,831,093	$169,879,383

Class 3 (unlimited shares authorized):
Net assets	$192,033,111	$323,099,341	$483,768,938	$264,831,093	$169,879,383
Shares of beneficial interest issued and outstanding	15,451,181	21,837,786	30,700,655	18,129,632	11,741,084
Net asset value, offering and redemption price per share	$12.43	$14.80	$15.76	$14.61	$14.47

* Cost
Investments (unaffiliated)	$179,625,858	$211,410,517	$370,133,805	$173,294,545	$132,380,664

See Notes to Financial Statements

14

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2014 (unaudited)

	VCPSM Managed Asset Allocation SAST Portfolio	American Funds Growth SAST Portfolio	American Funds Global Growth SAST Portfolio	American Funds Growth- Income SAST Portfolio	American Funds Asset Allocation SAST Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$14,818	$1,539,224	$1,876,476	$766,262	$484,815

Total investment income	14,818	1,539,224	1,876,476	766,262	484,815

EXPENSES:
Investment advisory and management fees	693,911	1,333,103	2,237,646	1,087,286	681,147
Service fees	182,608	392,089	588,854	319,790	200,337
Transfer agent fees	540	714	714	714	560
Custodian and accounting fees	5,927	5,927	5,927	5,927	5,927
Reports to shareholders	15,017	31,743	48,058	26,184	15,800
Audit and tax fees	11,267	11,359	11,284	11,284	11,284
Legal fees	10,936	3,419	3,710	3,275	3,120
Trustees’ fees and expenses	3,228	4,383	6,677	3,675	2,420
Other expenses	4,029	4,766	5,364	4,581	4,211

Total expenses before fee waivers and expense reimbursements	927,463	1,787,503	2,908,234	1,462,716	924,806

Net (fees waived and expenses reimbursed) by investment adviser (Note 4)	(540,334)	(941,014)	(1,648,792)	(767,496)	(480,810)

Net expenses	387,129	846,489	1,259,442	695,220	443,996

Net investment income (loss)	(372,311)	692,735	617,034	71,042	40,819

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	—	5,657,744	14,858,311	3,217,019	3,488,823
Net realized gain (loss) on capital gain distributions received from underlying funds (unaffiliated)	—	15,443,685	46,312,690	12,566,686	8,068,192

Net realized gain (loss) on investments	—	21,101,429	61,171,001	15,783,705	11,557,015

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	5,261,803	(4,955,164)	(50,712,495)	1,212,749	(5,281,865)

Net realized and unrealized gain (loss) on investments	5,261,803	16,146,265	10,458,506	16,996,454	6,275,150

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,889,492	$16,839,000	$11,075,540	$17,067,496	$6,315,969

See Notes to Financial Statements

15

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	VCPSM Managed Asset Allocation SAST Portfolio		American Funds Growth SAST Portfolio		American Funds Global Growth SAST Portfolio
	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(372,311)	$884,564	$692,735	$1,904,162	$617,034	$4,296,980
Net realized gain (loss) on investments	—	12,329	21,101,429	4,802,574	61,171,001	18,402,825
Net unrealized gain (loss) on investments	5,261,803	7,130,071	(4,955,164)	72,435,741	(50,712,495)	95,742,314

Net increase (decrease) in net assets resulting from operations	4,889,492	8,026,964	16,839,000	79,142,477	11,075,540	118,442,119

Distributions to shareholders from:
Net investment income	—	(43,693)	—	(1,437,142)	—	(2,620,294)
Net realized gain on securities	—	—	—	—	—	—

Total distributions to shareholders	—	(43,693)	—	(1,437,142)	—	(2,620,294)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	75,614,472	98,477,937	(12,661,625)	(42,433,025)	(14,331,125)	(63,910,770)

TOTAL INCREASE (DECREASE) IN NET ASSETS	80,503,964	106,461,208	4,177,375	35,272,310	(3,255,585)	51,911,055

NET ASSETS:
Beginning of period	111,529,147	5,067,939	318,921,966	283,649,656	487,024,523	435,113,468

End of period†	$192,033,111	$111,529,147	$323,099,341	$318,921,966	$483,768,938	$487,024,523

† Includes accumulated undistributed net investment income (loss)	$512,714	$885,025	$2,596,898	$1,904,163	$4,914,014	$4,296,980

See Notes to Financial Statements

16

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth-Income SAST Portfolio		American Funds Asset Allocation SAST Portfolio
	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013	For the six months ended June 30, 2014 (unaudited)	For the year ended December 31, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$71,042	$2,529,489	$40,819	$1,688,139
Net realized gain (loss) on investments	15,783,705	4,901,118	11,557,015	3,300,242
Net unrealized gain (loss) on investments	1,212,749	62,991,460	(5,281,865)	24,851,284

Net increase (decrease) in net assets resulting from operations	17,067,496	70,422,067	6,315,969	29,839,665

Distributions to shareholders from:
Net investment income	—	(2,956,281)	—	(2,004,292)
Net realized gain on securities	—	—	—	(202,513)

Total distributions to shareholders	—	(2,956,281)	—	(2,206,805)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(10,594,832)	(38,744,372)	5,878,491	1,774,939

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,472,664	28,721,414	12,194,460	29,407,799

NET ASSETS:
Beginning of period	258,358,429	229,637,015	157,684,923	128,277,124

End of period†	$264,831,093	$258,358,429	$169,879,383	$157,684,923

† Includes accumulated undistributed net investment income (loss)	$2,600,531	$2,529,489	$1,728,958	$1,688,139

See Notes to Financial Statements

17

SUNAMERICA SERIES TRUST

NOTES TO FINANCIALS STATEMENTS

June 30, 2014 (unaudited)

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of forty separate investment series, five of which are included in this Semi-Annual Report: VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein). SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust.

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of American General Life Insurance Company, a Texas corporation (“AGL”), and The United States Life Insurance Company in The City of New York, a New York corporation (“USL”). AGL and USL are indirect wholly-owned subsidiaries of AIG. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate as “Feeder Funds”, and invest all or substantially all of their assets in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“AFIS”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds® Master Funds
VCPSM Managed Asset Allocation SAST Portfolio	Managed Risk Asset Allocation FundSM
American Funds® Growth SAST Portfolio	American Funds® Growth Fund
American Funds® Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds® Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds® Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The VCPSM Managed Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term while seeking to manage volatility and provide downsize protection by investing all or substantially all of its assets in Class P1 shares of the Master Fund, the Managed Risk Asset Allocation FundSM (“the Master Managed Risk Asset Allocation Fund”, a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Managed Risk Asset Allocation Fund invests in the shares of an underlying fund, the American Funds Asset Allocation Fund (the “Underlying Fund”). The Underlying Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

The American Funds® Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth Fund (“the Master Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds® Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks and companies around the world and other securities of companies located in emerging and developed market countries and expects to be invested in numerous countries around the world.

The American Funds® Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

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The American Funds® Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Insurance Series® Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by AFIS, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long term debt securities and money market instruments.

Indemnifications:    The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustee (“the Board”), etc.

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Portfolios’ net assets as of June 30, 2014 are reported on a schedule following the Portfolio of Investments.

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

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Master Funds

Each Master Fund is a series of American Funds Insurance Series® (“AFIS”). All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

The AFIS investment adviser values the AFIS investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of each AFIS fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The AFIS investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed;asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the AFIS investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency, and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the AFIS investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the AFIS board of trustees as further described. The AFIS investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The AFIS investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the

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security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The AFIS board of trustees has delegated authority to the AFIS investment adviser to make fair value determinations, subject to board oversight. The AFIS investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the AFIS investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The AFIS board and audit committee also regularly review reports that describe fair value determinations and methods.

The AFIS investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are calculated on the identified cost basis.

The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

The expenses included in the accompanying financial statements reflect the expenses of the Portfolios and do not include indirect expenses borne by each underlying portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that each Portfolio will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 – 2012 or expected to be taken in each Portfolio’s 2013 tax return. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

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Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales.

	For the year ended December 31, 2013
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
VCPSM Managed Asset Allocation SAST	$897,060	$—	$7,133,110	$43,693	$—
American Funds Growth SAST	1,904,162	1,709,152	99,707,134	1,437,142	—
American Funds Global Growth SAST	4,296,980	15,421,788	155,891,975	2,620,294	—
American Funds Growth-Income SAST	2,529,489	2,241,564	74,903,950	2,956,281	—
American Funds Asset Allocation SAST	1,688,139	3,077,953	39,614,069	2,004,292	202,513

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain /(Loss)	Cost of Investments
VCPSM Managed Asset Allocation SAST	$12,394,913	$—	$12,394,913	$179,625,858
American Funds Growth SAST	111,697,074	(16,945,104)	94,751,970	228,355,621
American Funds Global Growth SAST	113,594,399	(8,414,919)	105,179,480	378,548,724
American Funds Growth-Income SAST	91,546,743	(15,430,044)	76,116,699	188,724,589
American Funds Asset Allocation SAST	37,512,785	(3,180,581)	34,332,204	135,561,245

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Management Fees
VCPSM Managed Asset Allocation SAST	0.95%
American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

The Trust has entered into a contractual agreement with SAAMCo under which SAAMCo will waive 0.70%, 0.60%, 0.70%, 0.60%, and 0.60% for VCPSM Managed Asset Allocation SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the six months ended June 30, 2014, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$511,303
American Funds Growth SAST	941,014
American Funds Global Growth SAST	1,648,792
American Funds Growth-Income SAST	767,496
American Funds Asset Allocation SAST	480,810

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SAAMCo has contractually agreed to waive fees and/or reimburse expenses of the following Portfolio until April 30, 2015; so that the annual operating expenses do not exceed the following percentage of the Portfolio’s average net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. This agreement may be modified or discontinued prior to April 30, 2015 only with the approval of the Board of Trustees of the Portfolio, including a majority of the Independent Trustees. This agreement will be renewed in terms of one year only if the Adviser agrees to extend the expense limitation.

Portfolio	Class 3
VCPSM Managed Asset Allocation SAST	0.53%

Further, SAAMCo has voluntarily agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average daily net assets. For purposes of the waived fees and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate voluntary waivers and/or reimbursements at any time.

Portfolio	Class 3
American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70%
American Funds Growth-Income SAST	0.70%
American Funds Asset Allocation SAST	0.70%

For the six months ended June 30, 2014, pursuant to the voluntary and contractual expense limitations referred to above, SAAMCo. has waived or reimbursed expenses as follows:

Portfolio	Amount
VCPSM Managed Asset Allocation SAST	$29,031

Both voluntary and contractual waivers or reimbursements, with the exception of advisory fee waivers, made by the Adviser are subject to recoupment from that Portfolio within the two years after the occurrence of the waivers and/or reimbursements provided that the Portfolio is able to effect such payment to the Adviser and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made.

At June 30, 2014, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
	June 30, 2014	December 31, 2014	December 31, 2015	June 30, 2016
VCPSM Managed Asset Allocation SAST	$—	$37,060	$96,892	$29,031

The Trust has entered into a Transfer Agency and Service Agreement with VALIC Retirement Services Company (VRSCO), a wholly-owned subsidiary of The Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, Anchor Series Trust and Seasons Series Trust pay VRSCO on an annual basis, a fee in the aggregate amount of $150,000 for Transfer Agency Services provided, pursuant to the agreement. Accordingly, for the six months June 30, 2014, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the six months ended June 30, 2014 service fees were paid (see Statement of Operations) based on the aforementioned rate.

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Note 5.  Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2014 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
VCPSM Managed Asset Allocation SAST	$75,160,341	$—	$—	$—
American Funds Growth SAST	24,457,033	21,160,537	—	—
American Funds Global Growth SAST	59,902,058	27,615,100	—	—
American Funds Growth-Income SAST	17,706,187	15,811,165	—	—
American Funds Asset Allocation SAST	21,998,087	8,102,172	—	—

Note 6.  Capital Share Transactions

	VCPSM Managed Asset Allocation SAST Portfolio				American Funds Growth SAST Portfolio
	Class 3				Class 3
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013		For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	6,299,428	$76,268,008	8,828,530	$99,853,176	1,087,860	$15,252,465	1,992,179	$24,293,554
Reinvested dividends	—	—	3,861	43,693	—	—	112,131	1,437,142
Shares redeemed	(54,155)	(653,536)	(128,759)	(1,418,932)	(1,963,773)	(27,914,090)	(5,478,934)	(68,163,721)

Net increase (decrease)	6,245,273	$75,614,472	8,703,632	$98,477,937	(875,913)	$(12,661,625)	(3,374,624)	$(42,433,025)

	American Funds Global Growth SAST Portfolio				American Funds Growth-Income SAST Portfolio
	Class 3				Class 3
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013		For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,242,956	$18,902,838	1,969,315	$25,931,962	999,436	$13,853,152	1,909,033	$22,838,777
Reinvested dividends	—	—	188,956	2,620,294	—	—	239,871	2,956,281
Shares redeemed	(2,183,030)	(33,233,963)	(6,733,187)	(92,463,026)	(1,754,358)	(24,447,984)	(5,339,748)	(64,539,430)

Net increase (decrease)	(940,074)	$(14,331,125)	(4,574,916)	$(63,910,770)	(754,922)	$(10,594,832)	(3,190,844)	$(38,744,372)

	American Funds Asset Allocation SAST Portfolio
	Class 3
	For the six months ended June 30, 2014 (unaudited)		For the year ended December 31, 2013

	Shares	Amount	Shares	Amount
Shares sold	1,429,138	$19,962,899	2,081,873	$26,607,923
Reinvested dividends	—	—	170,776	2,206,805
Shares redeemed	(1,006,754)	(14,084,408)	(2,120,234)	(27,039,789)

Net increase (decrease)	422,384	$5,878,491	132,414	$1,774,939

Note 7.  Line of Credit

The SunAmerica family of mutual funds has established a $75 million committed and a $50 million uncommitted line of credit with State Street Bank and Trust Company, the Portfolios’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the overnight London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. At June 30, 2014, there were no borrowings outstanding.

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SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

VCPSM Managed Asset Allocation SAST Portfolio Class 3
10/15/12#- 12/31/12	$10.00	$0.17	$(0.08)	$0.09	$—	$—	$—	$10.09	0.90%	$5,068	0.53	%†	11.57	%†	3%
12/31/13	10.09	0.21	1.82	2.03	(0.01)	—	(0.01)	12.11	20.11	111,529	0.53		1.98		0
06/30/14@	12.11	(0.03)	0.35	0.32	—	—	—	12.43	2.64	192,033	0.53	†	(0.51	)†	0

American Funds Growth SAST Portfolio Class 3
12/31/09	6.55	0.03	2.47	2.50	(0.13)	(0.65)	(0.78)	8.27	38.96	161,696	0.56		0.36		7
12/31/10	8.27	0.04	1.47	1.51	(0.02)	—	(0.02)	9.76	18.32	217,557	0.57		0.47		7
12/31/11	9.76	0.04	(0.49)	(0.45)	(0.03)	—	(0.03)	9.28	(4.57)	250,563	0.54		0.38		5
12/31/12	9.28	0.05	1.57	1.62	(0.03)	—	(0.03)	10.87	17.51	283,650	0.54		0.52		7
12/31/13	10.87	0.08	3.15	3.23	(0.06)	—	(0.06)	14.04	29.76	318,922	0.54		0.63		3
06/30/14@	14.04	0.03	0.73	0.76	—	—	—	14.80	5.41	323,099	0.54	†	0.44	†	7

American Funds Global Growth SAST Portfolio Class 3
12/31/09	7.51	0.11	2.98	3.09	(0.20)	(0.44)	(0.64)	9.96	41.67	157,384	0.57		1.24		7
12/31/10	9.96	0.14	0.99	1.13	(0.07)	—	(0.07)	11.02	11.42	272,299	0.56		1.46		5
12/31/11	11.02	0.13	(1.13)	(1.00)	(0.09)	—	(0.09)	9.93	(9.09)	377,212	0.54		1.28		1
12/31/12	9.93	0.07	2.12	2.19	(0.11)	—	(0.11)	12.01	22.14	435,113	0.53		0.62		6
12/31/13	12.01	0.12	3.34	3.46	(0.08)	—	(0.08)	15.39	28.85	487,025	0.53		0.92		3
06/30/14@	15.39	0.02	0.35	0.37	—	—	—	15.76	2.40	483,769	0.53	†	0.26	†	6

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
#	Commencement of operations.
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses							Net Investment Income ( Loss)
	12/09	12/10	12/11	12/12		12/13	06/14†@	12/09	12/10	12/11	12/12	12/13	06/14†@
VCPSM Managed Asset Allocation SAST Portfolio	—%	—%	—%	11.41	%+	1.45%	1.27%	—%	—%	—%	0.69%+	1.06%	(1.25)%
American Funds Growth SAST Portfolio	1.16	1.17	1.14	1.14		1.14	1.14	(0.24)	(0.13)	(0.22)	(0.08)	0.03	(0.16)
American Funds Global Growth SAST Portfolio	1.27	1.26	1.24	1.23		1.23	1.23	0.54	0.76	0.58	(0.08)	0.22	(0.44)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

25

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value, beginning of period	Net investment income (loss)*	Net gain (loss) on investments (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Dividend from net realized gain on investments	Total Distributions	Net Asset Value, end of period	Total Return**	Net Assets, end of period (000’s)	Ratio of expenses to average net assets(1)(2)		Ratio of net investment income (loss) to average net assets(1)(2)(3)		Portfolio turnover

American Funds Growth-Income SAST Portfolio Class 3
12/31/09	$6.89	$0.10	$1.99	$2.09	$(0.17)	$(0.36)	$(0.53)	$8.45	30.88%	$161,494	0.57%		1.33%		6%
12/31/10	8.45	0.10	0.82	0.92	(0.09)	—	(0.09)	9.28	11.04	188,981	0.57		1.23		6
12/31/11	9.28	0.13	(0.33)	(0.20)	(0.09)	—	(0.09)	8.99	(2.08)	206,288	0.55		1.37		6
12/31/12	8.99	0.13	1.40	1.53	(0.12)	—	(0.12)	10.40	17.08	229,637	0.54		1.32		6
12/31/13	10.40	0.12	3.31	3.43	(0.15)	—	(0.15)	13.68	33.12	258,358	0.54		1.03		3
06/30/14@	13.68	0.00	0.93	0.93	—	—	—	14.61	6.80	264,831	0.54	†	0.06	†	6

American Funds Asset Allocation SAST Portfolio Class 3
12/31/09	7.74	0.17	1.62	1.79	(0.19)	(0.24)	(0.43)	9.10	23.44	45,971	0.70		2.13		5
12/31/10	9.10	0.18	0.90	1.08	(0.12)	—	(0.12)	10.06	12.00	75,523	0.66		1.96		5
12/31/11	10.06	0.18	(0.09)	0.09	(0.11)	—	(0.11)	10.04	0.97	105,098	0.58		1.81		5
12/31/12	10.04	0.18	1.40	1.58	(0.15)	—	(0.15)	11.47	15.77	128,277	0.57		1.66		10
12/31/13	11.47	0.15	2.51	2.66	(0.18)	(0.02)	(0.20)	13.93	23.32	157,685	0.56		1.18		13
06/30/14@	13.93	0.00	0.54	0.54	—	—	—	14.47	3.88	169,879	0.55	†	0.05	†	5

*	Calculated based on average shares outstanding.
**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment).
†	Annualized
@	Unaudited
(1)	During the below stated periods, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been as follows:

	Expenses						Net Investment Income ( Loss)
	12/09	12/10	12/11	12/12	12/13	06/14†@	12/09	12/10	12/11	12/12	12/13	06/14†@
American Funds Growth-Income SAST Portfolio	1.17%	1.17%	1.15%	1.14%	1.14%	1.14%	0.73%	0.63%	0.77%	0.72%	0.43%	(0.54)%
American Funds Asset Allocation SAST Portfolio	1.27	1.23	1.18	1.17	1.16	1.15	1.56	1.39	1.21	1.06	0.58	(0.55)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.
(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

See Notes to Financial Statements

26

SUNAMERICA SERIES TRUST

RESULTS OF JOINT SPECIAL SHAREHOLDER MEETING

Proxy Voting Results –

Joint Special Meeting Of The Shareholders

At a joint special meeting of shareholders held on March 24, 2014, the shareholders of SunAmerica Series Trust were asked to vote on the following proposals:

1.	Election of seven (7) Trustees to the Board

Final Vote:

	For	Withheld
Carl D. Covitz	12,678,009.829	168,546.824
Gilbert T. Ray	12,681,735.371	164,821.332
Allan L. Sher	12,667,090.296	179,466.397
Bruce G. Willison	12,685,589.338	160,976.355
Garrett F. Bouton	12,684,176.216	162,380.477
Peter A. Harbeck	12,684,818.544	161,738.149
Jane Jelenko	12,679,679.922	166,876.771

2.	Amend And Restate The Declaration Of Trust Of Each Trust.

2A.	To amend the Declaration of Trust in any Respect in the future without shareholder approval.

Final Vote:

For	Against	Abstain
12,180,600.676	516,560.045	149,405.454

2B.	To permit the Board of Trustees to authorize the reorganization of the Trust, a portfolio or a class without shareholder approval when permitted by applicable law.

Final Vote:

For	Against	Abstain
12,238,657.630	460,934.454	146,964.609

2C.	To permit the Board of Trustees to determine circumstances under which a portfolio may involuntarily redeem a shareholder’s shares.

Final Vote:

For	Against	Abstain
12,228,123.454	453,354.986	165,078.254

2D.	To effect certain other changes.

Final Vote:

For	Against	Abstain
12,226,196.470	415,329.178	205,031.045

3.	To adopt, revise or eliminate the fundamental policies of the portfolios as follows:

3A.	To revise the fundamental policy regarding borrowing money.

Final Vote:

	For	Against	Abstain
American Funds Asset Allocation SAST Portfolio	1,605,343.192	66,861.601	168,576.434
American Funds Global Growth SAST Portfolio	3,721,734.523	152,574.948	84,693.192
American Funds Growth SAST Portfolio	2,850,519.770	197,852.087	59,139.677
American Funds Growth-Income SAST Portfolio	2,593,388.335	133,540.314	58,825.357
VCPsm Managed Asset Allocation SAST Portfolio	1,066,955.789	39,245.275	47,305.199

27

3B.	To revise the fundamental policy regarding underwriting.

Final Vote:

	For	Against	Abstain
American Funds Asset Allocation SAST Portfolio	1,615,044.826	56,840.848	168,895.553
American Funds Global Growth SAST Portfolio	3,734,890.156	132,928.433	91,184.074
American Funds Growth SAST Portfolio	2,864,601.679	178,830.091	64,079.764
American Funds Growth-Income SAST Portfolio	2,604,488.875	199,161.812	62,103.319
VCPsm Managed Asset Allocation SAST Portfolio	1,063,195.362	44,558.784	45,752.117

3C.	To revise the fundamental policy regarding lending.

Final Vote:

	For	Against	Abstain
American Funds Asset Allocation SAST Portfolio	1,615,815.474	61,264.469	163,701.284
American Funds Global Growth SAST Portfolio	3,723,322.537	142,892.096	92,788.030
American Funds Growth SAST Portfolio	2,851,787.295	194,440.349	61,283.890
American Funds Growth-Income SAST Portfolio	2,597,221.747	127,151.272	61,380.987
VCPsm Managed Asset Allocation SAST Portfolio	1,062,257.872	45,718.243	45,530.148

3D.	To adopt or revise the fundamental policy regarding the issuance of senior securities.

Final Vote:

	For	Against	Abstain
American Funds Asset Allocation SAST Portfolio	1,607,349.803	61,514.258	171,917.166
American Funds Global Growth SAST Portfolio	3,737,833.525	130,340.614	90,828.524
American Funds Growth SAST Portfolio	2,874,569.995	165,551.096	67,390.443
American Funds Growth-Income SAST Portfolio	2,610,703.681	116,321.925	58,728.400
VCPsm Managed Asset Allocation SAST Portfolio	1,069,093.267	38,249.700	45,353.296

3E.	To adopt or revise the fundamental policy regarding investing in real estate.

Final Vote:

	For	Against	Abstain
American Funds Asset Allocation SAST Portfolio	1,610,489.719	61,784.654	168,506.854
American Funds Global Growth SAST Portfolio	3,738,448.362	129,495.900	91,058.401
American Funds Growth SAST Portfolio	288,516.452	159,061.420	61,933.662
American Funds Growth-Income SAST Portfolio	2,617,260.880	105,761.563	62,731.563
VCPsm Managed Asset Allocation SAST Portfolio	1,076,416.070	33,486.763	43,603.430

3F.	To adopt or revise the fundamental policy regarding investing in commodities.

Final Vote:

	For	Against	Abstain
American Funds Asset Allocation SAST Portfolio	1,583,969.811	92,616.211	164,195.205
American Funds Global Growth SAST Portfolio	3,732,304.614	137,108.556	89,589.493
American Funds Growth SAST Portfolio	2,880,627.843	167,446.232	59,437.459
American Funds Growth-Income SAST Portfolio	2,615,897.448	111,074.589	58,781.969
VCPsm Managed Asset Allocation SAST Portfolio	1,067,832.546	41,029.023	44,644.694

3G.	To revise the fundamental policy regarding concentration.

Final Vote:

	For	Against	Abstain
American Funds Asset Allocation SAST Portfolio	1,620,494.357	59,535.227	160,751.643
American Funds Global Growth SAST Portfolio	3,736,585.056	134,363.017	88,054.590
American Funds Growth SAST Portfolio	2,874,733.610	167,446.232	59,437.459
American Funds Growth-Income SAST Portfolio	2,598,214.477	132,731.776	54,807.753
VCPsm Managed Asset Allocation SAST Portfolio	1,069,333.195	37,197.115	46,975.953

28

3H.	To remove the fundamental policy regarding diversification.

Final Vote:

	For	Against	Abstain
American Funds Asset Allocation SAST Portfolio	1,585,038.340	99,821.266	155,921.621
American Funds Global Growth SAST Portfolio	3,723,542.224	154,510.938	80,949.501
American Funds Growth SAST Portfolio	2,861,826.376	189,379.112	56,306.046
American Funds Growth-Income SAST Portfolio	2,585,296.161	149,838.948	50,618.897
VCPsm Managed Asset Allocation SAST Portfolio	1,046,846.927	59,742.858	46,916.478

3I.	To remove the fundamental policy regarding the purchase of securities on margin.

Final Vote:

	For	Against	Abstain
American Funds Asset Allocation SAST Portfolio	1,606,637.205	71,023.479	163,120.543
American Funds Global Growth SAST Portfolio	3,697,567.238	174,154.181	87,281.244
American Funds Growth SAST Portfolio	2,846,002.205	204,883.495	56,625.834
American Funds Growth-Income SAST Portfolio	2,576,320.303	151,896.319	57,537.384
VCPsm Managed Asset Allocation SAST Portfolio	1,049,394.862	55,774.396	48,337.005

29

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust‘s Portfolios which is available in the Trust‘s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how the SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust‘s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust‘s Forms N-Q are available on the U.S. Securities and Exchange Commission‘s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission‘s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

30

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

    R4397SAR.7 (8/14)

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R4397SAR.7 (8/14)

American Funds Insurance Series, from Capital Group, is the underlying investment vehicle for many variable annuities and insurance products. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.

Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the managed risk strategy may not effectively protect the funds from market declines and will limit the funds’ participation in market gains. The use of the managed risk strategy could cause the funds’ returns to lag those of the applicable underlying funds in certain rising market conditions. Refer to the funds’ prospectuses and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

Letter to investors

Fund reviews

Investment portfolios

Global Growth FundSM

Growth FundSM

Growth-Income FundSM

Asset Allocation FundSM

Financial statements

Fellow investors:

Globally, stocks made moderate gains in the first half of 2014, supported by accommodative central bank policy, particularly in the U.S., Japan and Europe, which kept interest rates low. Investors shrugged off turmoil in Ukraine, Thailand and the Middle East, and a mid-period market correction, to lift U.S. stocks to new record highs.

The MSCI ACWI (All Country World Index), which measures global stocks, rose 6.18% for the six months through June 30. All but five of the 46 markets in the index had gains, with the two best and worst results coming from developing market countries: India (+21.86%) and Indonesia (+21.67%) at the top and Russia (–5.30%) and Hungary (–4.53%) at the bottom. In developed markets, Israel had the best return (+21.09%), followed by Denmark (+19.72%), New Zealand (+14.98%) and Italy (+14.45%). Japan was the weakest of the major markets, barely breaking even (+0.68%). The U.S. gained 7.15%. Country returns are based on MSCI indexes, which reflect reinvestment of distributions and dividends net of withholding taxes, except the MSCI USA Index, which reflects dividends gross of withholding taxes. All market indexes referenced in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

After losing ground in 2013, bond markets rallied as investors sought safe havens in response to weaker-than-expected economic growth data in the U.S. and growing tensions in Ukraine and the Middle East. The Barclays U.S. Aggregate Index, which measures investment-grade bonds, gained 3.93%, while the Barclays Global Aggregate Index rose 4.93%. The Barclays U.S. Corporate High-Yield 2% Issuer Capped Index gained 5.46%. Developing market bonds recovered from losses in 2013, with a 9.10% gain for the J.P. Morgan Emerging Markets Bond Index Global. The yield on the 10-year U.S. Treasury was 2.53% at June 30, down from 3.04% at December 31, 2013.

In currency markets, the Japanese yen (+3.75%) and British pound (+3.24%) gained against the U.S. dollar, while the euro declined slightly
(–0.64%). In developing market currencies, there was notable weakness in the Argentine peso (–19.84%) and Chilean peso (–5.10%) and strength in the Brazilian real (+7.04%) and South Korean won (+4.30%).

Against this backdrop, all the funds in American Funds Insurance Series had gains for the six months ended June 30, 2014, with the exception of Cash Management Fund, which continues to be hampered by exceptionally low short-term interest rates.

American Funds Insurance Series

Looking ahead

The U.S. economy continues to grow modestly and growth is picking up slowly in Europe. In China, questions remain about the pace of growth, but the economy does appear to be headed up. With this backdrop, the outlook for corporate earnings growth is strong. In addition, the existence of central bank stimulus packages around the world should help head off any further financial crises. The biggest wild card today seems to be potential escalation in geopolitical tensions, whether in Ukraine, the Middle East or somewhere new. With valuation levels slightly above average, future stock returns may not be as high as we’ve enjoyed recently, but they are likely to be reasonably positive unless conditions change.

The outlook for bonds remains muted. This is no surprise, because interest rates are quite low relative to history, offering investors low rates of return. Long-term interest rates may begin rising in the next year, which would keep a lid on bond returns.

We believe our time-tested approach to investing should continue to be beneficial to our shareholders. We conduct extensive global research, pay strict attention to valuation, and retain a long-term horizon as we select securities.

Capital Income Builder

We are pleased to announce the addition of Capital Income Builder to American

Funds Insurance Series. Capital Income Builder, which began operations on May 1, has the same investment objectives as Capital Income Builder® in the American Funds mutual fund lineup.

The fund’s focus on providing current income and rising income over time while growing principal may appeal to retirement investors who have a long time horizon and need lower volatility. Results for the new fund and a summary of its first two months in operation, as well as portfolio holdings, appear later in this report.

We thank all our investors for the continued support and we look forward to reporting to you again in six months.

Sincerely,

Donald D. O’Neal

Vice Chairman of the Board

Alan N. Berro

President

August 7, 2014

American Funds Insurance Series

Summary Investment Portfolios

Summary investment portfolios are designed to streamline this report and help investors better focus on the funds’ principal holdings. Cash Management Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund show a complete listing of portfolio holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings for each fund in the series.

Unless otherwise indicated, American Funds Insurance Series investment results are for Class 2 shares (Class P2 shares for managed risk funds). Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Class 4 shares began operations on December 14, 2012. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include the deduction of additional annual expenses (0.25% for Class 2 shares, 0.18% for Class 3 shares and 0.50% for Class 4 shares).

The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The series’ investment adviser waived a portion of its management fees for all existing funds from September 1, 2004, through December 31, 2008, and for U.S. Government/AAA-Rated Securities Fund from July 1, 2010, through December 31, 2010. For the managed risk funds, the investment adviser is currently waiving a portion of its management fee equal to 0.05% of the funds’ net assets and is currently reimbursing a portion of other expenses so that they will not exceed 0.28%. The waivers and reimbursements will be in effect through at least May 1, 2015, unless modified or terminated by the series’ board. After that time, the investment adviser may elect to extend, modify or terminate the reimbursements. Applicable fund results shown reflect the waivers and reimbursements, without which results would have been lower. See the Financial Highlights table in this report for details.

Although Global Balanced Fund, Mortgage Fund and Cash Management Fund have plans of distribution and insurance administrative services plans for Class 4 shares, fees for distribution and/or insurance administrative services are not paid on amounts invested in the funds by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund results would have been lower and expenses would have been higher. See the “Plans of distribution” and the “Fund expenses” sections of the prospectus for information on the fees for distribution and/or insurance administrative services, respectively, permitted to be charged by the funds.

Individual funds are listed in this report according to their risk potential, with managed risk funds listed last.

American Funds Insurance Series

Global Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Global Growth Fund gained 2.52% for the six months ended June 30, 2014, compared with a 6.18%* increase for the MSCI ACWI (All Country World Index).

Developed markets continued to benefit from central bank stimulus and improving economic activity during the first half of 2014. Emerging market stocks rallied as political uncertainty receded in some countries.

On a relative basis, the health care sector was the primary contributor to the fund’s gain. Danish pharmaceutical company Novo Nordisk, a global leader in the treatment of diabetes and the fund’s largest holding at June 30, had the most positive impact on the return, followed by third-largest holding Vertex Pharmaceuticals, a U.S. biotechnology company that develops drugs to treat serious diseases, including hepatitis C and cystic fibrosis.

The fund trailed the index in several industry sectors, notably utilities and telecommunication services. However, the consumer discretionary sector, the fund’s largest at June 30, detracted the most from relative returns after weak results from several companies, particularly online retailers Amazon and U.K.-based ASOS.

On a country basis, holdings in Denmark (represented by Novo Nordisk), Australia and Taiwan were the primary contributors to relative results. The fund’s larger areas of focus, such as the U.S., Japan and France, were the main detractors.

The fund’s portfolio managers continue to expect challenges from the reduction in monetary stimulus but remain optimistic about the long-term prospects for most developed markets.

Country diversification	Percent of net assets

The Americas
United States	37.0%
Canada	2.7
Other	.1

39.8

Europe
United Kingdom	9.0
Switzerland	5.4
France	4.6
Germany	3.6
Denmark	3.5
Spain	3.1
Netherlands	2.4
Other	2.4

34.0

Asia/Pacific Basin
Japan	11.5%
Hong Kong	1.9
Taiwan	1.9
India	1.6
Australia	1.5
China	1.4
Other	.8

20.6

Other regions
South Africa	1.0

Short-term securities & other assets less liabilities	4.6

Total	100.0%

Largest individual equity securities	Percent of net assets

Novo Nordisk	3.47%
Amazon	2.83
Vertex Pharmaceuticals	2.75
Moody’s	2.48
SoftBank	2.16

Priceline Group	2.14%
Google	2.14
ASML Holding	2.03
Taiwan Semiconductor Manufacturing	1.87
Home Depot	1.61

American Funds Insurance Series

Global Growth Fund

Average annual total returns based on a $1,000 investment for periods ended June 30, 2014

	1 year	5 years	10 years	Lifetime (since April 30, 1997)	Expense ratio
Class 1	23.56%	15.87%	9.97%	10.02%	.55%
Class 2	23.23	15.58	9.69	9.74	.80
Class 4	23.14	15.39	9.46	9.49	1.05

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The MSCI index result reflects dividends net of withholding taxes and reinvestment of distributions.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series

Growth Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth Fund gained 5.52% for the six months ended June 30, 2014. The S&P 500 rose 7.12%.

U.S. stocks recorded multiple new highs during the first half of 2014, with the S&P 500 notching its fifth and sixth consecutive quarterly increases — its longest streak of advances since 1998. The second half of the period accounted for most of the gain.

While all 10 industry sectors gained in the index, the fund’s best relative results were concentrated in three sectors: health care, financials and energy. Several of the fund’s holdings in the health care sector had strong results, including U.S. biotechnology company Vertex Pharmaceuticals, which focuses on the treatment of hepatitis C and cystic fibrosis, and Edwards Lifesciences, a global leader in heart valve technology. Both were among the top three contributors to relative returns.

The fund trailed the index in several sectors, including consumer discretionary and information technology, its two largest at June 30, which detracted most from relative results. Among consumer discretionary investments, U.S. online retailer Amazon, which has been the fund’s largest holding for some time and had strong results in 2013, slumped to a 19% loss in the first half of 2014, resulting in it being the top detractor to relative results for the period.

Looking ahead, the fund’s portfolio managers remain optimistic that domestic companies in the energy sector will benefit as the U.S. becomes more energy-independent, particularly since geopolitical turmoil in the Middle East threatens oil supplies.

Largest individual equity securities	Percent of net assets

Amazon	3.83%
Google	3.33
Wells Fargo	3.26
Home Depot	2.43
ASML Holding	2.08

Comcast	1.84%
Gilead Sciences	1.80
Apple	1.79
American Express	1.62
Incyte	1.51

American Funds Insurance Series

Growth Fund

Average annual total returns based on a $1,000 investment for periods ended June 30, 2014

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	24.93%	18.11%	8.58%	12.76%	.35%
Class 2	24.61	17.81	8.32	12.46	.60
Class 3	24.71	17.89	8.39	12.56	.53
Class 4	24.32	17.56	8.06	12.20	.85

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series

Growth-Income Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Growth-Income Fund gained 6.94% for the six months ended June 30, 2014, slightly trailing the S&P 500, which rose 7.12%.

U.S. stocks recorded multiple new highs during the first half of 2014, with the S&P 500 notching its fifth and sixth consecutive quarterly increases — its longest streak of advances since 1998. The second half of the period accounted for most of the gain.

Stock selection was a key factor in the fund’s results, with select holdings in the energy and health care sectors the primary drivers of relative returns. Standout health care holdings were U.S. biotechnology leaders Illumina, the top contributor to relative returns, and Gilead Sciences, the fund’s largest holding at June 30. U.S. oil and gas company EOG Resources, the fund’s eighth-largest holding at the end of the period, topped the energy sector. Holdings in the industrials sector also made a significant contribution to relative returns.

The biggest drag on results came from holdings in the consumer discretionary sector, the fund’s third-largest at June 30, notably third-largest holding Amazon (which gave up some of its gains from 2013), General Motors and Mattel. Holdings in cash also held back results.

Looking ahead, the portfolio managers expect stock market returns to be reasonably positive as long as central bank stimulus packages remain in place and economic growth continues.

Largest individual equity securities	Percent of net assets

Gilead Sciences	3.86%
Google	2.66
Amazon	2.57
Texas Instruments	2.50
Amgen	2.50

Oracle	2.14%
Philip Morris International	2.09
EOG Resources	1.54
Celanese	1.50
Microsoft	1.49

American Funds Insurance Series

Growth-Income Fund

Average annual total returns based on a $1,000 investment for periods ended June 30, 2014

	1 year	5 years	10 years	Lifetime (since February 8, 1984)	Expense ratio
Class 1	28.06%	17.71%	7.62%	11.49%	.29%
Class 2	27.77	17.42	7.35	11.19	.54
Class 3	27.85	17.50	7.43	11.29	.47
Class 4	27.42	17.16	7.10	10.94	.79

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series

Asset Allocation Fund

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com/afis. For information about your insurance contract and month-end results, go to the website of the company that issued your contract.

Asset Allocation Fund, which is a mix of stocks and bonds, rose 4.00% for the six months ended June 30, 2014. The S&P 500, the benchmark for the fund’s equity holdings, gained 7.12% over the same period, while the Barclays U.S. Aggregate Index, which measures U.S. investment-grade bonds (rated BBB/Baa and above), rose 3.93%. A blend of the two indexes, the 60/40 S&P/Barclays Index, gained 5.89%.*

U.S. stocks recorded multiple new highs during the first half of 2014, with the S&P 500 notching its fifth and sixth consecutive quarterly increases — its longest streak of advances since 1998. The second half of the period accounted for most of the gain. Bonds rallied amid rising geopolitical risks, which bolstered demand for safe-haven assets.

All but one of the fund’s industry sectors finished the period ahead, with holdings in information technology having the most positive impact on the fund’s relative return. Leading the sector were AAC Technologies Holdings, a Chinese company that makes miniature technology components, and Microsoft, the fund’s largest holding at June 30.

The fund trailed the index in several sectors, with the biggest drag on relative returns coming from holdings in the financials, energy and consumer discretionary sectors. Holdings outside the U.S. generally added relative value, with the strongest returns coming from China and Taiwan. Japan and Switzerland were weakest.

In the fund’s fixed-income portfolio, sector allocation and bond selection had a positive impact on fund returns. Corporate bonds were the main contributors, led by Microsoft, Merck and Broadcom, while Amazon, Canadian Pacific Railway and Oil States International were primary detractors.

The fund’s holdings in cash, which reflect the portfolio managers’ cautious approach, again held back results.

Largest individual equity securities	Percent of net assets

Microsoft	3.52%
Comcast	2.24
Merck	2.16
Lockheed Martin	2.00
Amazon	1.92

JPMorgan Chase	1.61%
ACE	1.60
American Express	1.45
Boeing	1.40
Johnson & Johnson	1.28

American Funds Insurance Series

Asset Allocation Fund

Average annual total returns based on a $1,000 investment for periods ended June 30, 2014

	1 year	5 years	10 years	Lifetime (since August 1, 1989)	Expense ratio
Class 1	17.02%	15.15%	8.02%	8.76%	.31%
Class 2	16.72	14.85	7.75	8.47	.56
Class 3	16.76	14.93	7.82	8.56	.49
Class 4	16.63	14.66	7.52	8.24	.81	†

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. Expense ratios are as of the fund’s prospectus dated May 1, 2014. See the Financial Highlights table in this report for details.

Any market index shown is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

*	The 60/40 S&P/Barclays Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. Its result assumes the blend is rebalanced monthly.
†	Based on estimated amounts for the current fiscal year.

Where the fund’s assets were invested as of June 30, 2014	Percent of net assets

American Funds Insurance Series

Global Growth Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 94.59%

	Shares	Value (000)	Percent of net assets

Consumer discretionary 20.21%
Amazon.com, Inc.[1]	508,900	$165,280	2.83%
Priceline Group Inc.[1]	104,000	125,112	2.14
Home Depot, Inc.	1,161,000	93,994	1.61
Toyota Motor Corp.	1,250,000	75,070	1.29
Swatch Group Ltd, non-registered shares	82,550	49,848	1.12
Swatch Group Ltd	137,000	15,217
Honda Motor Co., Ltd.	1,753,800	61,233	1.05
Walt Disney Co.	683,705	58,621	1.01
Industria de Diseño Textil, SA	377,000	58,024	.99
HUGO BOSS AG	335,500	50,144	.86
Liberty Global PLC, Class C1	816,465	34,545	.59
Navitas Ltd.	5,950,000	40,003	.69
Other securities		351,562	6.03
		1,178,653	20.21

Health care 16.65%
Novo Nordisk A/S, Class B	4,401,000	202,557	3.47
Vertex Pharmaceuticals Inc.[1]	1,693,000	160,293	2.75
Merck & Co., Inc.	1,544,000	89,321	1.53
UnitedHealth Group Inc.	960,000	78,480	1.35
Regeneron Pharmaceuticals, Inc.[1]	237,200	67,002	1.15
Novartis AG	580,000	52,519	.90
Bayer AG	349,300	49,336	.85
Bristol-Myers Squibb Co.	929,600	45,095	.77
Express Scripts Holding Co.[1]	628,000	43,539	.75
Hologic, Inc.[1]	1,613,000	40,890	.70
Other securities		142,043	2.43
		971,075	16.65

Information technology 16.52%
Google Inc., Class A1	107,700	62,969	2.14
Google Inc., Class C1	107,700	61,958
ASML Holding NV (New York registered)	647,176	60,362	2.03
ASML Holding NV	624,897	58,194
Taiwan Semiconductor Manufacturing Co. Ltd.	23,380,000	99,055	1.87
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	480,000	10,267
Alcatel-Lucent[1]	22,539,144	80,490	1.38
Nintendo Co., Ltd.	535,000	64,033	1.10
TDK Corp.	950,000	44,544	.77
Visa Inc., Class A	206,000	43,406	.75
ASM Pacific Technology Ltd.	3,900,000	42,621	.73
Wirecard AG	825,662	35,647	.61
Other securities		299,730	5.14
		963,276	16.52

American Funds Insurance Series

Global Growth Fund

Common stocks

	Shares	Value (000)	Percent of net assets

Financials 14.11%
Moody’s Corp.	1,651,000	$144,727	2.48%
ORIX Corp.	4,990,000	82,703	1.42
AIA Group Ltd.	13,255,300	66,615	1.14
JPMorgan Chase & Co.	1,145,000	65,975	1.13
Bankia, SA1	29,520,000	57,237	.98
HSBC Holdings PLC	4,320,228	43,837	.75
AEON Financial Service Co., Ltd.	1,365,000	35,693	.61
Prudential PLC	1,522,434	34,940	.60
Other securities		291,428	5.00
		823,155	14.11

Industrials 8.39%
Geberit AG	150,000	52,656	.90
Airbus Group NV	645,000	43,224	.74
Rolls-Royce Holdings PLC[1]	2,150,000	39,334	.67
KONE Oyj, Class B	880,000	36,728	.63
Other securities		317,551	5.45
		489,493	8.39

Consumer staples 6.69%
Associated British Foods PLC	1,590,000	82,967	1.42
Nestlé SA	820,000	63,525	1.09
Colgate-Palmolive Co.	632,000	43,090	.74
Other securities		200,874	3.44
		390,456	6.69

Energy 3.70%
Oil Search Ltd.	4,973,952	45,354	.78
Other securities		170,260	2.92
		215,614	3.70

Materials 3.29%
First Quantum Minerals Ltd.	2,669,400	57,088	.98
Other securities		134,975	2.31
		192,063	3.29

Telecommunication services 2.70%
SoftBank Corp.	1,692,000	125,983	2.16
Other securities		31,665	.54
		157,648	2.70

Utilities 0.50%
Other securities		29,020	.50

Miscellaneous 1.83%
Other common stocks in initial period of acquisition		106,986	1.83

Total common stocks (cost: $3,922,775,000)		5,517,439	94.59

American Funds Insurance Series

Global Growth Fund

Preferred securities 0.18%

	Value (000)	Percent of net assets

Miscellaneous 0.18%
Other preferred securities in initial period of acquisition	$10,335	.18%

Total preferred securities (cost: $10,725,000)	10,335	.18

Bonds, notes & other debt instruments 0.62%

U.S. Treasury 0.62%
Other securities	36,322	.62

Total bonds, notes & other debt instruments (cost: $36,282,000)	36,322	.62

Short-term securities 4.54%

	Principal amount (000)
Federal Home Loan Bank 0.06%–0.075% due 8/1/2014–9/24/2014	$82,000	81,996	1.41

Other securities		182,675	3.13

Total short-term securities (cost: $264,662,000)		264,671	4.54

Total investment securities (cost: $4,234,444,000)		5,828,767	99.93
Other assets less liabilities		4,108	.07

Net assets		$5,832,875	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $131,978,000, which represented 2.26% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. “Other securities” also includes securities which were pledged as collateral. The total value of pledged collateral was $600,000, which represented .01% of the net assets of the fund.

American Funds Insurance Series

Global Growth Fund

Forward currency contracts

The fund has entered into forward currency contracts to sell currency as shown in the following table. The average notional amount of open forward currency contracts was $153,143,000 over the prior 12-month period.

			Contract amount		Unrealized depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 6/30/2014 (000)
Sales:
Japanese yen	7/11/2014	Bank of America, N.A.	$16,722	¥1,700,000	$(60)
Japanese yen	7/31/2014	Bank of America, N.A.	$4,920	¥500,000	(17)
Japanese yen	8/14/2014	Citibank	$9,798	¥1,000,000	(77)
Japanese yen	8/14/2014	Bank of New York Mellon	$28,414	¥2,900,000	(222)
Japanese yen	9/4/2014	Bank of America, N.A.	$95,797	¥9,800,000	(988)

					$(1,364)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation and symbol

ADR = American Depositary Receipts

¥ = Japanese yen

See Notes to Financial Statements

American Funds Insurance Series

Growth Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 95.85%

	Shares	Value (000)	Percent of net assets

Consumer discretionary 18.41%
Amazon.com, Inc.[1]	2,766,800	$898,601	3.83%
Home Depot, Inc.	7,060,000	571,578	2.43
Comcast Corp., Class A	8,055,000	432,392	1.84
Tiffany & Co.	2,435,000	244,109	1.04
NIKE, Inc., Class B	2,600,000	201,630	.86
Johnson Controls, Inc.	3,249,100	162,228	.69
Twenty-First Century Fox, Inc., Class A	4,540,000	159,581	.68
Marriott International, Inc., Class A	2,395,123	153,527	.65
Other securities		1,499,419	6.39
		4,323,065	18.41

Information technology 17.99%
Google Inc., Class A1	669,000	391,144	3.33
Google Inc., Class C1	679,000	390,615
ASML Holding NV (New York registered)	3,444,016	321,223	2.08
ASML Holding NV	1,808,186	168,389
Apple Inc.	4,515,000	419,579	1.79
Microsoft Corp.	7,615,000	317,545	1.35
Facebook, Inc., Class A1	3,282,685	220,892	.94
salesforce.com, inc.[1]	3,660,600	212,608	.91
LinkedIn Corp., Class A1	1,235,000	211,766	.90
Concur Technologies, Inc.[1]	1,700,000	158,678	.68
Other securities		1,411,772	6.01
		4,224,211	17.99

Financials 14.00%
Wells Fargo & Co.	14,578,396	766,240	3.26
American Express Co.	4,000,000	379,480	1.62
Berkshire Hathaway Inc., Class A1	1,500	284,851	1.21
Capital One Financial Corp.	2,580,000	213,108	.91
JPMorgan Chase & Co.	3,553,920	204,777	.87
Legal & General Group PLC	45,158,246	174,198	.74
Onex Corp.	2,523,500	156,133	.67
American International Group, Inc.	2,833,300	154,642	.66
Other securities		953,850	4.06
		3,287,279	14.00

Health care 13.80%
Gilead Sciences, Inc.[1]	5,092,800	422,244	1.80
Incyte Corp.[1]	6,281,800	354,545	1.51
Vertex Pharmaceuticals Inc.[1]	3,348,700	317,055	1.35
UnitedHealth Group Inc.	3,510,000	286,941	1.22
Edwards Lifesciences Corp.[1]	3,040,400	260,988	1.11
Regeneron Pharmaceuticals, Inc.[1]	793,538	224,151	.96
Hologic, Inc.[1]	7,913,000	200,594	.85
Express Scripts Holding Co.[1]	2,672,500	185,284	.79
Other securities		989,438	4.21
		3,241,240	13.80

American Funds Insurance Series

Growth Fund

Common stocks (continued)

	Shares	Value (000)	Percent of net assets

Energy 11.54%

Noble Energy, Inc.	4,010,000	$310,615	1.32%
Concho Resources Inc.[1]	2,065,000	298,392	1.27
Suncor Energy Inc.	6,377,090	271,925	1.16
Weatherford International PLC[1]	9,889,100	227,449	.97
Pioneer Natural Resources Co.	935,000	214,872	.92
FMC Technologies, Inc.[1]	3,400,000	207,638	.88
Chesapeake Energy Corp.	6,350,000	197,358	.84
Other securities		981,356	4.18
		2,709,605	11.54

Industrials 10.46%

Union Pacific Corp.	3,041,449	303,385	1.29
Boeing Co.	2,250,000	286,268	1.22
Oshkosh Corp.[2]	4,947,000	274,707	1.17
American Airlines Group Inc.[1]	5,525,000	237,354	1.01
Rockwell Collins, Inc.	2,506,900	195,889	.83
Airbus Group NV	2,750,000	184,287	.78
Other securities		975,958	4.16
		2,457,848	10.46

Consumer staples 5.79%

Costco Wholesale Corp.	2,450,000	282,142	1.20
Philip Morris International Inc.	2,280,000	192,227	.82
Coca-Cola Co.	3,670,000	155,461	.66
Other securities		730,321	3.11
		1,360,151	5.79

Materials 2.73%

James Hardie Industries PLC (CDI)	11,969,998	156,214	.67
Other securities		484,714	2.06
		640,928	2.73

Other 0.46%

Other securities		108,390	.46

Miscellaneous 0.67%

Other common stocks in initial period of acquisition		156,913	.67

Total common stocks (cost: $13,699,822,000)		22,509,630	95.85

Preferred securities 0.01%

Miscellaneous 0.01%

Other preferred securities in initial period of acquisition		2,349	.01

Total preferred securities (cost: $2,437,000)		2,349	.01

Rights & warrants 0.05%

Energy 0.05%

Other securities		11,366	.05

Total rights & warrants (cost: $17,736,000)		11,366	.05

American Funds Insurance Series

Growth Fund

Short-term securities 4.49%

	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.055%–0.15% due 7/11/2014–10/17/2014	$359,450	$359,430	1.53%
Google Inc. 0.11% due 8/7/2014[3]	5,100	5,100	.02
Other securities		688,773	2.94

Total short-term securities (cost: $1,053,255,000)		1,053,303	4.49

Total investment securities (cost: $14,773,250,000)		23,576,648	100.40
Other assets less liabilities		(93,507)	(.40)

Net assets		$23,483,141	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended June 30, 2014, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 6/30/2014 (000)
Oshkosh Corp.	4,947,000	—	—	4,947,000	$1,484	$274,707
KGen Power Corp.[1,4,5]	3,166,128	—	—	3,166,128	—	791
					$1,484	$275,498

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $499,377,000, which represented 2.13% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $72,080,000, which represented .31% of the net assets of the fund.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/19/2006 at no cost) may be subject to legal or contractual restrictions on resale. The total value of all such securities, including those in “Other securities,” was $59,997,000, which represented .25% of the net assets of the fund. These securities were acquired from 12/19/2006 to 6/21/2011 at an aggregate cost of $95,448,000.

Key to abbreviation

CDI = CREST Depository Interest

See Notes to Financial Statements

American Funds Insurance Series

Growth-Income Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 93.70%

	Shares	Value (000)	Percent of net assets

Health care 17.21%

Gilead Sciences, Inc.[1]	11,821,150	$980,091	3.86%
Amgen Inc.	5,356,100	634,002	2.50
Alexion Pharmaceuticals, Inc.[1]	1,590,000	248,437	.98
Biogen Idec Inc.[1]	761,000	239,951	.94
Merck & Co., Inc.	3,626,080	209,769	.83
Illumina, Inc. [1]	1,047,000	186,931	.74
Stryker Corp.	2,126,311	179,290	.71
Humana Inc.	1,193,600	152,447	.60
UnitedHealth Group Inc.	1,766,396	144,403	.57
Other securities		1,392,239	5.48
		4,367,560	17.21

Information technology 15.91%

Google Inc., Class A1	582,700	340,687	2.66
Google Inc., Class C1	582,700	335,216
Texas Instruments Inc.	13,288,559	635,060	2.50
Oracle Corp.	13,405,650	543,331	2.14
Microsoft Corp.	9,090,000	379,053	1.49
Apple Inc.	2,695,700	250,511	.99
Yahoo! Inc.[1]	5,538,000	194,550	.77
Accenture PLC, Class A	2,025,000	163,701	.64
Intuit Inc.	1,989,400	160,206	.63
Other securities		1,037,160	4.09
		4,039,475	15.91

Consumer discretionary 13.20%

Amazon.com, Inc.[1]	2,008,800	652,418	2.57
Home Depot, Inc.	3,950,000	319,792	1.26
Comcast Corp., Class A	4,203,000	225,617	1.10
Comcast Corp., Class A, special nonvoting shares	1,000,000	53,330
Time Warner Inc.	3,724,999	261,681	1.03
General Motors Co.	6,949,708	252,275	.99
Other securities		1,586,244	6.25
		3,351,357	13.20

Industrials 10.00%

General Dynamics Corp.	2,907,000	338,811	1.33
CSX Corp.	9,576,000	295,037	1.16
Precision Castparts Corp.	889,400	224,485	.88
Nielsen NV	4,441,839	215,029	.85
Other securities		1,467,713	5.78
		2,541,075	10.00

American Funds Insurance Series

Growth-Income Fund

Common stocks (continued)

	Shares	Value (000)	Percent of net assets

Energy 9.75%

EOG Resources, Inc.	3,356,000	$392,182	1.54%
Schlumberger Ltd.	2,755,000	324,952	1.28
Royal Dutch Shell PLC, Class A (ADR)	2,940,000	242,168	.96
ConocoPhillips	2,823,360	242,047	.95
Chevron Corp.	1,531,200	199,898	.79
FMC Technologies, Inc.[1]	3,009,300	183,778	.73
Baker Hughes Inc.	2,397,600	178,501	.70
Plains GP Holdings, LP, Class A	5,500,000	175,945	.69
Other securities		535,979	2.11
		2,475,450	9.75

Financials 7.24%

Crown Castle International Corp.	2,143,600	159,184	.63
State Street Corp.	2,280,000	153,353	.60
Marsh & McLennan Companies, Inc.	2,789,100	144,531	.57
Other securities		1,381,223	5.44
		1,838,291	7.24

Materials 7.04%

Celanese Corp., Series A	5,930,400	381,206	1.50
Dow Chemical Co.	6,573,500	338,272	1.33
Other securities		1,067,483	4.21
		1,786,961	7.04

Consumer staples 6.62%

Philip Morris International Inc.	6,294,500	530,689	2.09
Coca-Cola Co.	5,335,400	226,008	.89
Altria Group, Inc.	4,315,000	180,971	.71
Walgreen Co.	1,951,800	144,687	.57
Other securities		597,473	2.36
		1,679,828	6.62

Telecommunication services 2.15%

Verizon Communications Inc.	6,368,501	311,611	1.23
T-Mobile US, Inc.[1]	4,352,400	146,328	.58
Other securities		87,921	.34
		545,860	2.15

Utilities 0.93%

Sempra Energy	1,455,000	152,353	.60
Other securities		82,578	.33
		234,931	.93

Miscellaneous 3.65%

Other common stocks in initial period of acquisition		925,439	3.65

Total common stocks (cost: $14,610,284,000)		23,786,227	93.70

American Funds Insurance Series

Growth-Income Fund

Rights & warrants 0.01%

	Shares	Value (000)	Percent of net assets

Consumer discretionary 0.01%

General Motors Co., Series A, warrants, expire 2016[1]	83,378	$2,219	.01%
General Motors Co., Series B, warrants, expire 2019[1]	83,378	1,547
		3,766	.01

Total rights & warrants (cost: $3,908,000)		3,766	.01

Convertible securities 0.31%

Other 0.31%

Other securities		78,472	.31

Total convertible securities (cost: $53,778,000)		78,472	.31

Bonds, notes & other debt instruments 0.27%

Other 0.27%

Other securities		67,897	.27

Total bonds, notes & other debt instruments (cost: $61,623,000)		67,897	.27

Short-term securities 5.99%

	Principal amount (000)

Freddie Mac 0.08%–0.17% due 7/7/2014–1/16/2015	$409,900	409,812	1.61
Federal Home Loan Bank 0.04%–0.14% due 7/2/2014–12/23/2014	224,200	224,170	.88
Fannie Mae 0.05%–0.14% due 7/2/2014–12/3/2014	158,600	158,592	.63
Other securities		728,417	2.87

Total short-term securities (cost: $1,520,830,000)		1,520,991	5.99

Total investment securities (cost: $16,250,423,000)		25,457,353	100.28
Other assets less liabilities		(71,003)	(.28)

Net assets		$25,386,350	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $518,931,000, which represented 2.04% of the net assets of the fund) were acquired in transactions exempt from registration under section 4(2) of the Securities Act of 1933 and may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. One of these securities (with a value of $10,242,000, a cost of $6,000,000, and which represented .04% of the net assets of the fund) was acquired on 6/28/2012 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Funds Insurance Series

Asset Allocation Fund

Summary investment portfolio June 30, 2014	unaudited

Common stocks 67.41%

	Shares	Value (000)	Percent of net assets

Information technology 10.63%

Microsoft Corp.	14,325,000	$597,352	3.52%
ASML Holding NV (New York registered)	2,162,000	201,650	1.19
Texas Instruments Inc.	3,000,000	143,370	.84
Apple Inc.	1,400,000	130,102	.77
AAC Technologies Holdings Inc.	19,000,000	123,677	.73
Broadcom Corp., Class A	3,000,000	111,360	.65
VeriSign, Inc.[1]	2,275,000	111,043	.65
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,000,000	106,950	.63
Other securities		280,248	1.65
		1,805,752	10.63

Consumer discretionary 10.38%

Comcast Corp., Class A	7,100,000	381,128	2.24
Amazon.com, Inc.[1]	1,002,500	325,592	1.92
Home Depot, Inc.	2,405,000	194,709	1.14
Twenty-First Century Fox, Inc., Class A	3,800,000	133,570	.79
General Motors Co.	3,500,000	127,050	.75
VF Corp.	1,800,000	113,400	.67
Other securities		488,345	2.87
		1,763,794	10.38

Financials 10.23%

JPMorgan Chase & Co.	4,750,000	273,695	1.61
ACE Ltd.	2,620,000	271,694	1.60
American Express Co.	2,600,000	246,662	1.45
American Tower Corp.	1,460,000	131,371	.77
Citigroup Inc.	2,750,000	129,525	.76
First Republic Bank	2,000,000	109,980	.65
Other securities		575,626	3.39
		1,738,553	10.23

Industrials 7.83%

Lockheed Martin Corp.	2,115,000	339,944	2.00
Boeing Co.	1,870,000	237,920	1.40
Cummins Inc.	1,030,000	158,919	.94
General Electric Co.	5,300,000	139,284	.82
Other securities		453,563	2.67
		1,329,630	7.83

Energy 7.37%

Chevron Corp.	1,625,000	212,144	1.25
Chesapeake Energy Corp.	6,700,000	208,236	1.23
Noble Energy, Inc.	2,000,000	154,920	.91
Concho Resources Inc.[1]	900,000	130,050	.76
Other securities		546,747	3.22
		1,252,097	7.37

American Funds Insurance Series

Asset Allocation Fund

Common stocks

	Shares	Value (000)	Percent of net assets

Health care 6.73%

Merck & Co., Inc.	6,350,000	$367,348	2.16%
Johnson & Johnson	2,075,000	217,086	1.28
Pfizer Inc.	4,210,000	124,953	.74
UnitedHealth Group Inc.	1,500,000	122,625	.72
Incyte Corp.[1]	2,000,000	112,880	.66
Other securities		197,882	1.17
		1,142,774	6.73

Materials 5.05%

Dow Chemical Co.	3,000,000	154,380	.91
Monsanto Co.	900,000	112,266	.66
FMC Corp.	1,500,000	106,785	.63
Other securities		484,924	2.85
		858,355	5.05

Consumer staples 4.72%

Unilever NV (New York registered)	3,445,000	150,753	.89
Philip Morris International Inc.	1,550,000	130,681	.77
Coca-Cola Co.	3,000,000	127,080	.75
Kimberly-Clark Corp.	1,120,000	124,566	.73
Other securities		268,859	1.58
		801,939	4.72

Other 1.58%

Other securities		268,342	1.58

Miscellaneous 2.89%

Other common stocks in initial period of acquisition		491,492	2.89

Total common stocks (cost: $7,637,514,000)		11,452,728	67.41

Convertible securities 0.10%

Industrials 0.10%

Other securities		16,455	.10

Total convertible securities (cost: $15,028,000)		16,455	.10

American Funds Insurance Series

Asset Allocation Fund

Bonds, notes & other debt instruments 25.11%

	Principal amount (000)	Value (000)	Percent of net assets

U.S. Treasury bonds & notes 11.25%

U.S. Treasury 7.67%

0.25% 2015	$295,000	$295,307
1.50% 2019	400,000	399,704	7.67%
0.50%–7.25% 2014–2043[2]	593,865	607,505
		1,302,516	7.67

U.S. Treasury inflation-protected securities[3] 3.58%

0.125% 2019	131,513	135,427
0.625% 2024	193,025	199,976	3.58
1.375% 2044	147,481	161,884
0.125%–1.875% 2015–2043	109,026	110,486
		607,773	3.58

Total U.S. Treasury bonds & notes		1,910,289	11.25

Corporate bonds & notes 7.99%

Financials 1.38%

JPMorgan Chase & Co. 1.35%–3.25% 2017–2023	7,515	7,523	.05
Other securities		226,143	1.33
		233,666	1.38

Consumer discretionary 0.72%

Comcast Corp. 4.75%–5.65% 2035–2044	7,250	7,898	.05
Home Depot, Inc. 2.00% 2019	5,500	5,509	.03
Other securities		109,551	.64
		122,958	.72

Other corporate bonds & notes 5.89%

Other securities		1,000,550	5.89
Total corporate bonds & notes		1,357,174	7.99

Mortgage-backed obligations[4] 4.54%

Fannie Mae:
4.50% 2044[5]	146,000	158,065	3.39
0%–7.50% 2021–2047[5,6]	395,470	418,649
Freddie Mac 4.00%–6.732% 2023–2043[6]	48,080	51,917	.31
Other securities		143,330	.84
		771,961	4.54

Federal agency bonds & notes 1.08%

Freddie Mac 0.75%–3.111% 2016–2023[4,6]	132,823	133,308	.78
Fannie Mae 2.184%–3.513% 2022–2024[4,6]	45,867	47,004	.28
Other securities		3,434	.02
		183,746	1.08

Other bonds & notes 0.25%

Other securities		42,678	.25

Total bonds, notes & other debt instruments (cost: $4,182,892,000)		4,265,848	25.11

American Funds Insurance Series

Asset Allocation Fund

Short-term securities 9.29%

	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.05%–0.15% due 7/16/2014–12/19/2014	$376,500	$376,469	2.22%
Freddie Mac 0.055%–0.14% due 9/12/2014–11/26/2014	209,400	209,366	1.23
Federal Farm Credit Banks 0.10%–0.15% due 8/25/2014–2/2/2015	123,600	123,564	.73
Fannie Mae 0.055%–0.15% due 7/24/2014–1/5/2015	109,200	109,174	.64
Coca-Cola Co. 0.13%–0.16% due 7/14/2014–12/2/2014[7]	80,800	80,766	.47
Chariot Funding, LLC 0.26%–0.28% due 12/1/2014–12/9/2014[7]	65,800	65,747	.39
Chevron Corp. 0.07% due 7/23/2014–7/28/2014[7]	55,000	54,996	.32
Other securities		559,039	3.29

Total short-term securities (cost: $1,579,020,000)		1,579,121	9.29

Total investment securities (cost: $13,414,454,000)		17,314,152	101.91
Other assets less liabilities		(324,880)	(1.91)

Net assets		$16,989,272	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $28,423,000, which represented .17% of the net assets of the fund. Some of these securities (with an aggregate value of $8,850,000, an aggregate cost of $29,189,000, and which represented .05% of the net assets of the fund) were acquired from 3/10/2010 to 3/15/2013 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale. “Other securities” also includes loan participations and assignments, which may be subject to legal or contractual restrictions on resale. The total value of all such loans was $60,962,000, which represented .36% of the net assets of the fund.

Interest rate swaps

The fund has entered into an interest rate swap contract as shown in the following table. The average notional amount of interest rate swaps was $60,000,000 over the prior one-month period.

Receive floating rate	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized depreciation at 6/30/2014 (000)
Receive	3-month USD-LIBOR	3.402%	6/23/2044	$60,000	$(999)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	A portion of a security in this range was pledged as collateral. The total value of pledged collateral was $8,085,000, which represented .05% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	A portion or all of this security purchased on a TBA basis.
[6]	Coupon rate may change periodically.
[7]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,171,246,000, which represented 6.89% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

TBA = To be announced

See Notes to Financial Statements

American Funds Insurance Series

Financial statements

Statements of assets and liabilities at June 30, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,828,767	$4,335,961	$23,301,150	$8,239,931	$2,835,283
Affiliated issuers	—	92,458	275,498	—	—
Cash denominated in currencies other than U.S. dollars	1,153	228	—	3,374	—
Cash	66	127	1,310	94	5
Unrealized appreciation on open forward currency contracts	—	—	—	—	—
Receivables for:
Sales of investments	7,320	4,047	6,210	9,151	2,643
Sales of fund’s shares	2,288	773	4,078	3,102	3,018
Closed forward currency contracts	—	—	—	—	2
Dividends and interest	8,540	4,952	20,794	22,765	8,728
Other	47	—	—	242	110

	5,848,181	4,438,546	23,609,040	8,278,659	2,849,789

Liabilities:
Unrealized depreciation on open forward currency contracts	1,364	101	—	1,881	115
Payables for:
Purchases of investments	3,990	9,416	65,733	3,695	456
Repurchases of fund’s shares	6,466	4,921	49,885	10,419	5,825
Closed forward currency contracts	—	—	—	—	20
Investment advisory services	2,475	2,469	6,254	3,385	1,664
Distribution services	869	643	3,322	987	270
Insurance administrative services	3	5	4	3	12
Administrative services	48	—	192	68	23
Trustees’ deferred compensation	48	30	472	211	17
Non-U.S. taxes	—	—	—	6,203	3,469
Variation margin	—	—	—	—	—
Other	43	47	37	123	66

	15,306	17,632	125,899	26,975	11,937

Net assets at June 30, 2014	$5,832,875	$4,420,914	$23,483,141	$8,251,684	$2,837,852

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,846,343	$2,977,625	$12,148,885	$5,745,367	$2,209,907
Undistributed (distributions in excess of) net investment income	24,591	(14,373)	145,554	53,831	6,106
Undistributed (accumulated) net realized gain (loss)	368,886	239,448	2,385,252	221,842	106,550
Net unrealized appreciation	1,593,055	1,218,214	8,803,450	2,230,644	515,289

Net assets at June 30, 2014	$5,832,875	$4,420,914	$23,483,141	$8,251,684	$2,837,852

Investment securities, at cost:
Unaffiliated issuers	$4,234,444	$3,084,323	$14,566,073	$6,001,441	$2,316,437
Affiliated issuers	—	125,796	207,177	—	—
Cash denominated in currencies other than U.S. dollars, at cost	1,153	228	—	3,374	—

See end of statements of assets & liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

							unaudited (dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund		Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund

$6,836,647	$1,991,806		$25,457,353	$1,045,061	$27,934		$17,314,152	$217,161		$10,956,631	$2,843,870
—	12,974		—	—	—		—	—		—	—
—	236		67	159	—		—	—		—	432
112	84		250	75	114		1,145	90		1,295	—
—	—		—	—	—		—	30		55	1,244
—	1,224		1,498	10,528	—		127,542	819		858,032	65,284
4,718	272		13,868	870	1,655		9,185	450		14,857	1,517
—	16		—	—	—		—	—	*	195	373
11,273	4,372		33,211	3,700	102		45,875	1,012		59,899	23,901
—	—		—	—	—		—	—		—	—

6,852,750	2,010,984		25,506,247	1,060,393	29,805		17,497,899	219,562		11,890,964	2,936,621

—	79		—	—	—		—	24		796	192
6,549	3,819		57,053	4,113	1,202		494,514	6,381		2,361,374	209,055
4,419	2,489		50,577	16	—	*	8,516	111		3,382	656
—	—		—	—	—		—	5		145	241
2,241	983		5,547	546	10		3,860	114		2,857	1,167
774	372		3,087	57	1		1,181	35		963	308
1	—	*	4	4	1		2	—		5	—	*
57	17		208	8	—	*	139	2		78	22
38	14		535	3	—		163	1		69	14
—	—		2,855	—	—		—	—		—	—
—	—		—	—	—		245	—		493	—
1	152		31	234	—	*	7	4		4	31

14,080	7,925		119,897	4,981	1,214		508,627	6,677		2,370,166	211,686

$6,838,670	$2,003,059		$25,386,350	$1,055,412	$28,591		$16,989,272	$212,885		$9,520,798	$2,724,935

$4,468,508	$1,706,758		$14,683,414	$875,961	$28,179		$12,130,654	$179,576		$9,126,758	$2,553,941
148,849	36,205		165,977	24,030	3		146,973	2,182		99,222	33,129
412,994	(149,812)		1,332,850	12,279	1		812,934	1,013		82,442	50,151
1,808,319	409,908		9,204,109	143,142	408		3,898,711	30,114		212,376	87,714

$6,838,670	$2,003,059		$25,386,350	$1,055,412	$28,591		$16,989,272	$212,885		$9,520,798	$2,724,935

$5,028,338	$1,573,580		$16,250,423	$901,772	$27,526		$13,414,454	$187,055		$10,741,431	$2,757,255
—	21,133		—	—	—		—	—		—	—
—	236		67	159	—		—	—		—	1,045

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2014

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$2,036,595	$382,757		$3,936,095	$410,754		$3,198
Affiliated issuers	—	—		—	—		52,300
Cash denominated in currencies other than U.S. dollars	—	—		—	—		—
Cash	115	119		315	90		—
Unrealized appreciation on open forward currency contracts	83	—		—	—		—
Receivables for:
Sales of investments	15,294	4,701		290,190	—		—
Sales of fund’s shares	1,159	812		989	816		302
Closed forward currency contracts	—	—		—	—		—
Dividends and interest	31,934	800		13,773	—		—	*
Other	—	—		—	—		—

	2,085,180	389,189		4,241,362	411,660		55,800

Liabilities:
Unrealized depreciation on open forward currency contracts	9	—		—	—		—
Payables for:
Purchases of investments	58,287	104,538		731,933	—		196
Repurchases of fund’s shares	1,281	12		401	1,996		416
Closed forward currency contracts	—	—		—	—		—
Investment advisory services	765	96		948	109		9
Distribution services	219	11		371	74		9
Insurance administrative services	3	—	*	2	—		25
Administrative services	16	2		29	3		—
Trustees’ deferred compensation	52	1		54	21		—	*
Non-U.S. taxes	—	—		—	—		—
Variation margin	—	58		473	—		—
Other	409	—	*	1	—	*	—	*

	61,041	104,718		734,212	2,203		655

Net assets at June 30, 2014	$2,024,139	$284,471		$3,507,150	$409,457		$55,145

Net assets consist of:
Capital paid in on shares of beneficial interest	$2,007,796	$277,417		$3,441,684	$410,492		$51,535
Undistributed (distributions in excess of) net investment income	55,018	1,937		24,044	(1,042)		2,410
(Accumulated) undistributed net realized (loss) gain	(91,075)	(418)		(861)	1		(645)
Net unrealized appreciation	52,400	5,535		42,283	6		1,845

Net assets at June 30, 2014	$2,024,139	$284,471		$3,507,150	$409,457		$55,145

Investment securities, at cost:
Unaffiliated issuers	$1,984,269	$377,284		$3,893,635	$410,748		$3,198
Affiliated issuers	—	—		—	—		50,455
Cash denominated in currencies other than U.S. dollars, at cost	—	—		—	—		—

See end of statements of assets & liabilities for footnote.

See Notes to Financial Statements

American Funds Insurance Series

						unaudited
		(dollars and shares in thousands, except per-share amounts)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund
$2,199		$2,832		$2,640		$90,081
30,896		45,446		41,092		1,516,269
—		—		—		—
—		—		—		—
—		—		—		—
—		—		—		1,449
29		289		216		20,349
—		—		—		—
—	*	—	*	—	*	1
—		—		—		—

33,124		48,567		43,948		1,628,149

—		—		—		—
27		269		41		—
287		620		—	*	5,112
—		—		—		—
5		8		7		256
5		8		7		283
14		22		19		890
—		—		—		—
—	*	—	*	—	*	1
—		—		—		—
—		—		—		—
—	*	—	*	—	*	24

338		927		74		6,566

$32,786		$47,640		$43,874		$1,621,583

$31,241		$43,779		$40,189		$1,522,608
(48)		71		1,790		69,381
(505)		(535)		(117)		(7,599)
2,098		4,325		2,012		37,193

$32,786		$47,640		$43,874		$1,621,583

$2,199		$2,832		$2,640		$90,081
28,798		41,121		39,080		1,479,076
—		—		—		—

American Funds Insurance Series

Statements of assets and liabilities at June 30, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund		New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$1,570,881	$1,406,386	$7,147,027	$3,457,818		$1,520,245
Shares outstanding	56,506	51,303	90,918	156,960		63,781
Net asset value per share	$27.80	$27.41	$78.61	$22.03		$23.84
Class 2:
Net assets	$4,252,737	$3,005,794	$16,114,551	$4,741,905		$1,288,996
Shares outstanding	154,174	111,667	205,954	216,148		54,600
Net asset value per share	$27.58	$26.92	$78.24	$21.94		$23.61
Class 3:
Net assets			$213,923	$44,465
Shares outstanding			2,712	2,018
Net asset value per share			$78.88	$22.04
Class 4:
Net assets	$9,257	$8,734	$7,640	$7,496		$28,611
Shares outstanding	334	321	98	342		1,208
Net asset value per share	$27.68	$27.23	$78.30	$21.92		$23.68

	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund		Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets	$956,498	$233,618	$1,694,578	$52,615
Shares outstanding	83,216	21,930	136,827	4,657
Net asset value per share	$11.49	$10.65	$12.38	$11.30
Class 2:
Net assets	$1,043,748	$50,801	$1,795,414	$350,123
Shares outstanding	92,045	4,780	146,479	31,572
Net asset value per share	$11.34	$10.63	$12.26	$11.09
Class 3:
Net assets	$19,200		$13,115	$6,718
Shares outstanding	1,668		1,058	601
Net asset value per share	$11.51		$12.40	$11.18
Class 4:
Net assets	$4,693	$52	$4,043	$1
Shares outstanding	410	5	328	—	*
Net asset value per share	$11.46	$10.63	$12.34	$11.28
Class P1:
Net assets						$192
Shares outstanding						16
Net asset value per share						$11.80
Class P2:
Net assets						$54,953
Shares outstanding						4,669
Net asset value per share						$11.77

*Amount	less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

									unaudited
						(dollars and shares in thousands, except per-share amounts)
Blue Chip Income and Growth Fund	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder		Asset Allocation Fund	Global Balanced Fund		Bond Fund	Global Bond Fund
$3,082,675	$197,338	$10,299,690	$776,322	$20,491		$11,225,193	$37,820		$4,824,722	$1,219,682
218,182	14,852	199,704	42,465	2,012		505,028	3,199		433,413	98,118
$14.13	$13.29	$51.57	$18.28	$10.19		$22.23	$11.82		$11.13	$12.43
$3,754,754	$1,804,853	$14,887,215	$269,345	$1		$5,714,876	$175,064		$4,686,460	$1,504,815
268,094	136,228	290,834	14,791	—	*	259,302	14,845		426,146	121,704
$14.01	$13.25	$51.19	$18.21	$10.19		$22.04	$11.79		$11.00	$12.36
		$191,500				$41,991
		3,712				1,889
		$51.60				$22.23
$1,241	$868	$7,945	$9,745	$8,099		$7,212	$1		$9,616	$438
88	66	155	535	795		326	—	*	869	35
$14.10	$13.22	$51.28	$18.21	$10.18		$22.14	$11.80		$11.07	$12.39

Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
$126	$169	$129	$192,471
11	14	11	15,682
$11.00	$11.69	$12.08	$12.27
$32,660	$47,471	$43,745	$1,429,112
2,975	4,071	3,632	116,646
$10.98	$11.66	$12.05	$12.25

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2014

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes)[2,3]:
Dividends	$63,116	$27,666	$210,835	$123,184	$28,238
Interest	154	326	453	423	6,049

	63,270	27,992	211,288	123,607	34,287

Fees and expenses[4]:
Investment advisory services	14,774	14,694	37,302	20,906	9,659
Distribution services	5,224	3,657	19,877	6,377	1,588
Insurance administrative services	5	8	7	4	19
Transfer agent services	— [5]	— [5]	1	1	— [5]
Administrative services	283	211	1,142	421	134
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	140	88	611	227	62
Registration statement and prospectus	31	18	121	46	13
Trustees’ compensation	30	22	138	55	14
Auditing and legal	10	11	21	17	11
Custodian	289	426	242	862	435
Other	17	11	32	20	16

Total fees and expenses before reimbusement/waiver	20,803	19,146	59,494	28,936	11,951
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—	—	—	—
Other	—	—	—	—	—

Total reimbursement/waiver of fees and expenses	—	—	—	—	—

Total fees and expenses after reimbusement/waiver	20,803	19,146	59,494	28,936	11,951

Net investment income	42,467	8,846	151,794	94,671	22,336

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on:
Investments[3]	369,460	240,514	2,555,502	623,938	107,311
Forward currency contracts	698	22	—	(66)	(257)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency transactions	(1,249)	(30)	(683)	945	(384)

	368,909	240,506	2,554,819	624,817	106,670

Net unrealized (depreciation) appreciation on:
Investments	(261,708)	45,211	(1,457,003)	(418,275)	4,429
Forward currency contracts	(6,634)	(560)	—	(6,821)	(955)
Interest rate swaps	—	—	—	—	—
Futures contracts	—	—	—	—	—
Currency translations	(23)	28	(43)	(116)	14

	(268,365)	44,679	(1,457,046)	(425,212)	3,488

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	100,544	285,185	1,097,773	199,605	110,158

Net increase in net assets resulting from operations	$143,011	$294,031	$1,249,567	$294,276	$132,494

See end of statements of operations for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

										unaudited (dollars in thousands)
Blue Chip Income and Growth Fund		Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund		Capital Income Builder[1]		Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund

$167,250		$55,158	$225,811	$31,253		$148		$124,074	$2,597	$289	$48
161		736	3,558	288		11		55,839	912	122,119	40,493

167,411		55,894	229,369	31,541		159		179,913	3,509	122,408	40,541

13,064		5,856	32,891	3,071		18		22,680	656	17,205	6,914
4,581		2,217	18,348	329		1		7,060	203	5,880	1,866
1		1	6	6		1		3	—	7	— [5]
—	[5]	— [5]	1	—	[5]	—	[5]	1	— [5]	— [5]	— [5]
327		98	1,228	48		—	[5]	812	10	470	131
—		—	—	—		—		—	—	—	—
104		30	645	6		—		361	1	199	43
52		9	127	58		—		183	4	68	28
33		10	149	5		—		86	1	48	13
4		10	22	5		—		11	5	6	2
86		146	187	115		1		118	21	25	230
9		4	37	2		—		22	11	48	23

18,261		8,381	53,641	3,645		21		31,337	912	23,956	9,250
3		—	—	—		—		—	—	—	—
—		—	—	—		—		—	—	—	—

3		—	—	—		—		—	—	—	—

18,258		8,381	53,641	3,645		21		31,337	912	23,956	9,250

149,153		47,513	175,728	27,896		138		148,576	2,597	98,452	31,291

440,417		120,731	1,342,338	14,788		3		816,887	1,222	95,509	53,036
—		(756)	(9)	—		—		—	(54)	(2,735)	(1,874)
—		—	—	—		—		(37)	—	(1,502)	—
—		—	—	—		—		—	—	—	—
—		19	(957)	(77)		(2)		(424)	1	297	(570)

440,417		119,994	1,341,372	14,711		1		816,426	1,169	91,569	50,592

(74,086)		(44,844)	161,459	9,189		408		(295,792)	5,947	192,455	62,194
—		(137)	(612)	—		—		—	29	908	4,447
—		—	—	—		—		(999)	—	(2,435)	—
—		—	—	—		—		—	—	—	—
6		(7)	(91)	14		—	[5]	(19)	(3)	(113)	(340)

(74,080)		(44,988)	160,756	9,203		408		(296,810)	5,973	190,815	66,301

366,337		75,006	1,502,128	23,914		409		519,616	7,142	282,384	116,893

$515,490		$122,519	$1,677,856	$51,810		$547		$668,192	$9,739	$380,836	$148,184

American Funds Insurance Series

Statements of operations for the six months ended June 30, 2014

	High- Income Bond Fund	Mortgage Fund		U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes)[2,3]:
Dividends	$411	$—		$—	$—	$2,545
Interest	63,553	2,603		32,657	173	—

	63,964	2,603		32,657	173	2,545

Fees and expenses[4]:
Investment advisory services	4,523	550		5,689	691	50
Distribution services	1,328	62		2,256	470	43
Insurance administrative services	5	—	[5]	4	—	43
Transfer agent services	— [5]	—	[5]	— [5]	— [5]	—	[5]
Administrative services	98	13		171	22	—
Accounting and administrative services	—	—		—	—	26
Reports to shareholders	24	2		43	5	—	[5]
Registration statement and prospectus	9	16		18	2	3
Trustees’ compensation	12	1		19	3	—	[5]
Auditing and legal	1	—	[5]	2	— [5]	—	[5]
Custodian	5	1		4	1	6
Other	10	6		12	1	2

Total fees and expenses before reimbursement/waiver	6,015	651		8,218	1,195	173
Less reimbursement/waiver of fees and expenses:
Investment advisory services	—	—		—	—	10
Other	—	—		—	—	31

Total reimbursement/waiver of fees and expenses	—	—		—	—	41
Total fees and expenses after reimbusement/waiver	6,015	651		8,218	1,195	132

Net investment income (loss)	57,949	1,952		24,439	(1,022)	2,413

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency:
Net realized gain (loss) on:
Investments[3]	35,063	2,017		22,083	1	192
Forward currency contracts	(58)	—		—	—	—
Interest rate swaps	—	(107)		(2,308)	—	—
Futures contracts	—	—			—	(711)
Currency transactions	33	—		—	—	—	[5]

	35,038	1,910		19,775	1	(519)

Net unrealized (depreciation) appreciation on:
Investments	(11,933)	6,782		91,881	(7)	(172)
Forward currency contracts	98	—		—	—	—
Interest rate swaps	—	(89)		(4,388)	—	—
Futures contracts	—	—		—	—	—
Currency translations	(26)	—		—	—	—

	(11,861)	6,693		87,493	(7)	(172)

Net realized gain (loss) and unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency	23,177	8,603		107,268	(6)	(691)

Net increase (decrease) in net assets resulting from operations	$81,126	$10,555		$131,707	$(1,028)	$1,722

[1]	For the period May 1, 2014, commencement of operations, through June 30, 2014.
[2]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.
[3]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.
[4]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
[5]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

		unaudited
		(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth- Income Fund		Managed Risk Asset Allocation Fund

$29		$185		$1,893		$73,741
—		—		—		—

29		185		1,893		73,741

30		44		40		1,543
24		37		33		1,360
24		37		33		1,543
—	[5]	—	[5]	—	[5]	— [5]
—		—		—		—
25		25		25		38
—	[5]	—	[5]	—	[5]	12
2		3		3		106
—	[5]	—	[5]	—	[5]	4
—	[5]	—	[5]	—	[5]	4
6		6		6		6
1		2		2		88

112		154		142		4,704

6		9		8		308
32		31		31		73

38		40		39		381
74		114		103		4,323

(45)		71		1,790		69,418

140		210		454		1,053
—		—		—		—
—		—		—		—
(405)		(488)		(394)		(8,524)
3		—	[5]	—	[5]	4

(262)		(278)		60		(7,467)

955		2,454		15		(17,762)
—		—		—		—
—		—		—		—
—		—		—		—
—		—		—		—

955		2,454		15		(17,762)

693		2,176		75		(25,229)

$648		$2,247		$1,865		$44,189

American Funds Insurance Series

Statements of changes in net assets

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013
Operations:
Net investment income	$42,467	$55,608	$8,846	$361	$151,794	$171,593
Net realized gain on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	368,909	929,844	240,506	472,703	2,554,819	2,727,323
Net unrealized (depreciation) appreciation on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	(268,365)	524,891	44,679	494,315	(1,457,046)	3,086,943

Net increase in net assets resulting from operations	143,011	1,510,343	294,031	967,379	1,249,567	5,985,859

Dividends and distributions paid to shareholders:
Dividends from net investment income	(20,990)	(71,780)	—	(33,337)	(39,612)	(221,528)
Distributions from net realized gain on investments	(559,317)	—	(18,741)	—	(1,119,414)	—

Total dividends and distributions paid to shareholders	(580,307)	(71,780)	(18,741)	(33,337)	(1,159,026)	(221,528)

Net capital share transactions	381,999	(739,453)	(54,646)	(355,428)	(165,599)	(4,421,762)

Total (decrease) increase in net assets	(55,297)	699,110	220,644	578,614	(75,058)	1,342,569
Net assets:
Beginning of period	5,888,172	5,189,062	4,200,270	3,621,656	23,558,199	22,215,630

End of period	$5,832,875	$5,888,172	$4,420,914	$4,200,270	$23,483,141	$23,558,199

Undistributed (distributions in excess of) net investment income	$24,591	$3,114	$(14,373)	$(23,219)	$145,554	$33,372

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Period ended June 30, 2014[1,2]		Six months ended June 30, 2014[1]	Year ended December 31, 2013
Operations:
Net investment income	$27,896	$21,709	$138		$148,576	$230,855
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	14,711	34,613	1		816,426	825,117
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	9,203	92,291	408		(296,810)	1,982,263

Net increase (decrease) in net assets resulting from operations	51,810	148,613	547		668,192	3,038,235

Dividends and distributions paid to shareholders:
Dividends from net investment income	—	(23,927)	(135)		(46,117)	(240,318)
Distributions from net realized gain on investments	(9,656)	(14,821)	—		(808,834)	—

Total dividends and distributions paid to shareholders	(9,656)	(38,748)	(135)		(854,951)	(240,318)

Net capital share transactions	58,951	416,512	28,179		858,338	1,058,137

Total increase (decrease) in net assets	101,105	526,377	28,591		671,579	3,856,054
Net assets:
Beginning of period	954,307	427,930	—		16,317,693	12,461,639

End of period	$1,055,412	$954,307	$28,591		$16,989,272	$16,317,693

Undistributed (distributions in excess of) net investment income	$24,030	$(3,866)	$3		$146,973	$44,514

See end of statements of changes in net assets for footnotes.

See Notes to Financial Statements

American Funds Insurance Series

								(dollars in thousands)
International Fund		New World Fund		Blue Chip Income and Growth Fund		Global Growth and Income Fund		Growth-Income Fund
Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013
$94,671	$112,294	$22,336	$34,369	$149,153	$125,779	$47,513	$62,835	$175,728	$315,972
624,817	905,270	106,670	265,071	440,417	481,198	119,994	267,269	1,341,372	2,959,891
(425,212)	757,137	3,488	(14,019)	(74,080)	1,061,023	(44,988)	80,764	160,756	3,592,077

294,276	1,774,701	132,494	285,421	515,490	1,668,000	122,519	410,868	1,677,856	6,867,940

(5,666)	(126,296)	(3,989)	(38,680)	(27,515)	(121,475)	(9,324)	(63,217)	(66,926)	(330,882)
—	—	(264,281)	(11,688)	—	—	—	—	(1,199,049)	—

(5,666)	(126,296)	(268,270)	(50,368)	(27,515)	(121,475)	(9,324)	(63,217)	(1,265,975)	(330,882)

(1,324,695)	(1,488,019)	270,443	(49,848)	(218,401)	283,296	(138,858)	(335,904)	(58,885)	(4,856,235)

(1,036,085)	160,386	134,667	185,205	269,574	1,829,821	(25,663)	11,747	352,996	1,680,823
9,287,769	9,127,383	2,703,185	2,517,980	6,569,096	4,739,275	2,028,722	2,016,975	25,033,354	23,352,531

$8,251,684	$9,287,769	$2,837,852	$2,703,185	$6,838,670	$6,569,096	$2,003,059	$2,028,722	$25,386,350	$25,033,354

$53,831	$(35,174)	$6,106	$(12,241)	$148,849	$27,211	$36,205	$(1,984)	$165,977	$57,175

Global Balanced Fund		Bond Fund		Global Bond Fund		High-Income Bond Fund		Mortgage Fund
Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013
$2,597	$3,143	$98,452	$165,688	$31,291	$58,823	$57,949	$122,416	$1,952	$529
1,169	3,839	91,569	8,330	50,592	(31,021)	35,038	15,106	1,910	(1,198)
5,973	13,109	190,815	(351,831)	66,301	(98,103)	(11,861)	(8,925)	6,693	(2,393)

9,739	20,091	380,836	(177,813)	148,184	(70,301)	81,126	128,597	10,555	(3,062)

(71)	(2,640)	(32,961)	(176,180)	(4,684)	—	(19,374)	(127,001)	(26)	(1,659)
(1,704)	(1,389)	(3,424)	(97,344)	(22,997)	(32,698)	—	—	—	(345)

(1,775)	(4,029)	(36,385)	(273,524)	(27,681)	(32,698)	(19,374)	(127,001)	(26)	(2,004)

12,784	24,936	(95,738)	762,587	15,642	69,173	26,753	(115,679)	26,654	116,261

20,748	40,998	248,713	311,250	136,145	(33,826)	88,505	(114,083)	37,183	111,195
192,137	151,139	9,272,085	8,960,835	2,588,790	2,622,616	1,935,634	2,049,717	247,288	136,093

$212,885	$192,137	$9,520,798	$9,272,085	$2,724,935	$2,588,790	$2,024,139	$1,935,634	$284,471	$247,288

$2,182	$(344)	$99,222	$33,731	$33,129	$6,522	$55,018	$16,443	$1,937	$11

American Funds Insurance Series

Statements of changes in net assets

	U.S. Government/ AAA-Rated Securities Fund		Cash Management Fund		Managed Risk Growth Fund
	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013	Six months ended June 30, 2014[1]	Year ended December 31, 2013[3]
Operations:
Net investment income (loss)	$24,439	$19,673	$(1,022)	$(2,280)	$2,413	$142
Net realized gain (loss) on investments, forward currency contracts, interest rate swaps, futures contracts and currency transactions	19,775	(10,887)	1	— [4]	(519)	(126)
Net unrealized appreciation (depreciation) on investments, forward currency contracts, interest rate swaps, futures contracts and currency translations	87,493	(118,491)	(7)	(11)	(172)	2,017

Net increase (decrease) in net assets resulting from operations	131,707	(109,705)	(1,028)	(2,291)	1,722	2,033

Dividends and distributions paid to shareholders:
Dividends from net investment income	(7,192)	(27,711)	—	—	(5)	(140)
Distributions from net realized gain on investments	—	(98,424)	—	—	—	—

Total dividends and distributions paid to shareholders	(7,192)	(126,135)	—	—	(5)	(140)

Net capital share transactions	(16,624)	(189,164)	(49,548)	(73,782)	25,435	26,100

Total increase (decrease) in net assets	107,891	(425,004)	(50,576)	(76,073)	27,152	27,993
Net assets:
Beginning of period	3,399,259	3,824,263	460,033	536,106	27,993	—

End of period	$3,507,150	$3,399,259	$409,457	$460,033	$55,145	$27,993

Undistributed (distributions in excess of) net investment income	$24,044	$6,797	$(1,042)	$(20)	$2,410	$2

[1]	Unaudited.
[2]	For the period May 1, 2014, commencement of operations, through June 30, 2014.
[3]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[4]	Amount less than one thousand.

See Notes to Financial Statements

American Funds Insurance Series

						(dollars in thousands)
Managed Risk International Fund		Managed Risk Blue Chip Income and Growth Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
Six months ended June 30, 2014[1]	Year ended December 31, 2013[3]	Six months ended June 30, 2014[1]	Year ended December 31, 2013[3]	Six months ended June 30, 2014[1]	Year ended December 31, 2013[3]	Six months ended June 30, 2014[1]	Year ended December 31, 2013

$(45)	$157	$71	$346	$1,790	$205	$69,418	$8,194
(262)	(280)	(278)	(257)	60	(177)	(7,467)	(47)
955	1,143	2,454	1,871	15	1,997	(17,762)	54,945

648	1,020	2,247	1,960	1,865	2,025	44,189	63,092

(9)	(114)	(4)	(342)	(3)	(202)	(126)	(8,151)
—	—	—	—	—	—	—	—

(9)	(114)	(4)	(342)	(3)	(202)	(126)	(8,151)

15,261	15,980	19,038	24,741	17,857	22,332	670,450	817,857

15,900	16,886	21,281	26,359	19,719	24,155	714,513	872,798
16,886	—	26,359	—	24,155	—	907,070	34,272

$32,786	$16,886	$47,640	$26,359	$43,874	$24,155	$1,621,583	$907,070

$(48)	$6	$71	$4	$1,790	$3	$69,381	$89

American Funds Insurance Series

Notes to financial statements	unaudited

1. Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 23 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman”) is the sub-adviser for the risk management strategy for five of the funds (the “managed risk funds”).

The managed risk funds are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman to implement the risk management strategy, which consists of using hedging instruments – primarily short positions on exchange-traded futures contracts – to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in the next 12 months; however, the series reserves the right to delay the implementation.

The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

Global Growth Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

Global Small Capitalization Fund — Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.

Growth Fund — Seeks to invest in a wide range of companies that appear to offer superior opportunities for growth of capital.

International Fund — Seeks long-term growth of capital through investments in common stocks of companies located around the world.

New World Fund — Seeks long-term capital appreciation by investing in common stocks and bonds with significant exposure to countries that have developing economies and/or markets.

Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing through investments in quality common stocks.

Global Growth and Income Fund — Seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

Growth-Income Fund — Seeks long-term growth of capital and income by investing in common stocks or other securities of companies located in the U.S. and around the world.

International Growth and Income Fund — Seeks to provide long-term growth of capital and current income by investing primarily in the stocks of larger, well-established companies outside the U.S., including countries that have developing economies and/or markets.

Capital Income Builder — Seeks to provide a level of current income exceeding the average yield on U.S. stocks generally and to provide a growing stream of income over the years.

Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term by investing primarily in common stocks and fixed-income securities.

Global Balanced Fund — Seeks long-term growth of capital, conservation of principal and current income by investing in equity and debt securities in the U.S. and around the world.

Bond Fund — Seeks a high level of current income as is consistent with preservation of capital by investing primarily in bonds.

American Funds Insurance Series

Global Bond Fund — Seeks a high level of total return consistent with prudent investment management by investing primarily in a global portfolio of investment-grade bonds.

High-Income Bond Fund — Seeks a high level of current income and, secondarily, capital appreciation through a diversified portfolio consisting primarily of lower rated, higher risk corporate bonds.

Mortgage Fund — Seeks to provide current income and preservation of capital by investing primarily in mortgage-related securities.

U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income consistent with preservation of capital by investing primarily in securities guaranteed or sponsored by the U.S. government and the highest quality corporate bonds.

Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

Managed Risk Growth Fund — Seeks to provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — Seeks to provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Blue Chip Income and Growth Fund — Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — Seeks to provide long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — Seeks to provide high total return consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either three or four share classes (Classes 1, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses — The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights tables.

American Funds Insurance Series

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value of each share class of each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

American Funds Insurance Series

When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Government Cash Management Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment advisers’ compliance group.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

American Funds Insurance Series

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of June 30, 2014 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$1,178,653	$—	$—	$1,178,653
Health care	971,075	—	—	971,075
Information technology	963,276	—	—	963,276
Financials	823,155	—	—	823,155
Industrials	489,493	—	—	489,493
Consumer staples	390,456	—	—	390,456
Energy	215,614	—	—	215,614
Materials	192,063	—	—	192,063
Telecommunication services	157,648	—	—	157,648
Utilities	29,020	—	—	29,020
Miscellaneous	106,986	—	—	106,986
Preferred securities	—	10,335	—	10,335
Bonds, notes & other debt instruments	—	36,322	—	36,322
Short-term securities	—	264,671	—	264,671

Total	$5,517,439	$311,328	$—	$5,828,767

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1,364)	$—	$(1,364)

*	Forward currency contracts are not included in the investment portfolio.

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$919,776	$—	$69	$919,845
Health care	706,894	24,821	—	731,715
Information technology	553,846	9,201	71	563,118
Industrials	557,771	—	—	557,771
Financials	307,884	—	—	307,884
Energy	248,182	894	1,154	250,230
Materials	220,797	—	346	221,143
Consumer staples	157,461	—	—	157,461
Utilities	111,719	—	—	111,719
Telecommunication services	37,891	—	—	37,891
Miscellaneous	211,249	—	9,299	220,548
Rights & warrants	—	547	—	547
Convertible securities	—	1,627	3,307	4,934
Bonds, notes & other debt instruments	—	10,247	—	10,247
Short-term securities	—	333,366	—	333,366

Total	$4,033,470	$380,703	$14,246	$4,428,419

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(101)	$—	$(101)

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$4,323,065	$—	$—	$4,323,065
Information technology	4,224,211	—	—	4,224,211
Financials	3,251,740	—	35,539	3,287,279
Health care	3,229,157	12,083	—	3,241,240
Energy	2,685,938	—	23,667	2,709,605
Industrials	2,457,848	—	—	2,457,848
Consumer staples	1,360,151	—	—	1,360,151
Materials	640,928	—	—	640,928
Other	107,599	791	—	108,390
Miscellaneous	156,913	—	—	156,913
Preferred securities	—	2,349	—	2,349
Rights & warrants	11,366	—	—	11,366
Short-term securities	—	1,053,303	—	1,053,303

Total	$22,448,916	$1,068,526	$59,206	$23,576,648

International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$1,632,293	$—	$—	$1,632,293
Consumer discretionary	1,256,181	—	—	1,256,181
Health care	1,076,582	—	—	1,076,582
Information technology	1,032,373	—	—	1,032,373
Industrials	1,018,636	—	—	1,018,636
Consumer staples	491,494	—	—	491,494
Materials	344,095	7,489	—	351,584
Telecommunication services	296,733	—	—	296,733
Utilities	261,128	—	—	261,128
Energy	253,601	—	—	253,601
Miscellaneous	161,598	—	1,840	163,438
Rights & warrants	443	—	—	443
Bonds, notes & other debt instruments	—	42,371	—	42,371
Short-term securities	—	363,074	—	363,074

Total	$7,825,157	$412,934	$1,840	$8,239,931

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1,881)	$—	$(1,881)

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$466,035	$—	$—	$466,035
Consumer discretionary	355,558	—	—	355,558
Financials	355,062	—	34	355,096
Consumer staples	296,992	—	—	296,992
Energy	245,437	1,101	—	246,538
Health care	196,348	—	—	196,348
Industrials	118,516	—	—	118,516
Telecommunication services	110,464	—	—	110,464
Materials	109,257	—	—	109,257
Utilities	45,990	—	—	45,990
Miscellaneous	138,191	—	—	138,191
Preferred securities	1,004	—	—	1,004
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	151,225	—	151,225
Corporate bonds & notes	—	26,264	—	26,264
U.S. Treasury bonds & notes	—	17,620	—	17,620
Short-term securities	—	200,185	—	200,185

Total	$2,438,854	$396,395	$34	$2,835,283

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(115)	$—	$(115)

*	Forward currency contracts are not included in the investment portfolio.

Blue Chip Income and Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$1,066,245	$—	$—	$1,066,245
Industrials	979,930	—	—	979,930
Consumer staples	962,943	—	—	962,943
Information technology	936,417	—	—	936,417
Telecommunication services	614,316	—	—	614,316
Utilities	447,263	—	—	447,263
Consumer discretionary	420,250	—	—	420,250
Energy	337,212	—	—	337,212
Financials	190,722	—	—	190,722
Materials	175,152	—	—	175,152
Miscellaneous	328,256	—	—	328,256
Short-term securities	—	377,941	—	377,941

Total	$6,458,706	$377,941	$—	$6,836,647

American Funds Insurance Series

Global Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$417,253	$—	$—	$417,253
Industrials	281,413	—	—	281,413
Consumer discretionary	245,547	—	—	245,547
Information technology	236,824	—	—	236,824
Health care	206,904	—	—	206,904
Telecommunication services	138,135	—	—	138,135
Consumer staples	125,784	—	—	125,784
Materials	105,614	—	—	105,614
Utilities	101,601	—	—	101,601
Energy	69,425	—	—	69,425
Miscellaneous	8,010	—	—	8,010
Preferred securities	424	—	—	424
Rights & warrants	67	—	—	67
Convertible securities	—	1,381	—	1,381
Bonds, notes & other debt instruments	—	15,608	—	15,608
Short-term securities	—	50,790	—	50,790

Total	$1,937,001	$67,779	$—	$2,004,780

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(79)	$—	$(79)

*	Forward currency contracts are not included in the investment portfolio.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$4,367,560	$—	$—	$4,367,560
Information technology	4,039,475	—	—	4,039,475
Consumer discretionary	3,351,357	—	—	3,351,357
Industrials	2,541,075	—	—	2,541,075
Energy	2,475,450	—	—	2,475,450
Financials	1,838,291	—	—	1,838,291
Materials	1,786,961	—	—	1,786,961
Consumer staples	1,679,828	—	—	1,679,828
Telecommunication services	545,860	—	—	545,860
Utilities	234,931	—	—	234,931
Miscellaneous	925,439	—	—	925,439
Rights & warrants	3,766	—	—	3,766
Convertible securities	—	78,472	—	78,472
Bonds, notes & other debt instruments	—	67,897	—	67,897
Short-term securities	—	1,520,991	—	1,520,991

Total	$23,789,993	$1,667,360	$—	$25,457,353

American Funds Insurance Series

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$245,332	$—	$—	$245,332
Consumer discretionary	148,467	—	—	148,467
Utilities	111,954	—	—	111,954
Health care	110,245	—	—	110,245
Consumer staples	102,969	—	—	102,969
Industrials	80,315	—	—	80,315
Materials	43,708	—	—	43,708
Telecommunication services	40,842	—	—	40,842
Energy	35,160	—	—	35,160
Information technology	28,682	—	—	28,682
Miscellaneous	5,801	—	—	5,801
Convertible securities	—	3,412	—	3,412
Bonds, notes & other debt instruments	—	6,880	—	6,880
Short-term securities	—	81,294	—	81,294

Total	$953,475	$91,586	$—	$1,045,061

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer staples	$3,326	$—	$—	$3,326
Health care	2,856	—	—	2,856
Financials	2,716	—	—	2,716
Telecommunication services	2,607	—	—	2,607
Utilities	2,421	—	—	2,421
Energy	2,087	—	—	2,087
Consumer discretionary	1,613	—	—	1,613
Information technology	1,145	—	—	1,145
Industrials	1,028	—	—	1,028
Materials	797	—	—	797
Miscellaneous	776	—	—	776
Rights & warrants	—	11	—	11
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,925	—	2,925
Corporate bonds & notes	—	1,315	—	1,315
U.S. Treasury bonds & notes	—	809	—	809
Asset-backed obligations	—	252	—	252
Short-term securities	—	1,250	—	1,250

Total	$21,372	$6,562	$—	$27,934

American Funds Insurance Series

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,805,752	$—	$—	$1,805,752
Consumer discretionary	1,763,794	—	—	1,763,794
Financials	1,738,553	—	—	1,738,553
Industrials	1,322,565	7,064	1	1,329,630
Energy	1,252,097	—	—	1,252,097
Health care	1,142,774	—	—	1,142,774
Materials	856,403	—	1,952	858,355
Consumer staples	801,939	—	—	801,939
Other	268,342	—	—	268,342
Miscellaneous	489,006	—	2,486	491,492
Convertible securities	—	16,455	—	16,455
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	1,910,289	—	1,910,289
Corporate bonds & notes	—	1,356,709	465	1,357,174
Mortgage-backed obligations	—	771,961	—	771,961
Federal agency bonds & notes	—	183,746	—	183,746
Other bonds & notes	—	42,678	—	42,678
Short-term securities	—	1,579,121	—	1,579,121

Total	$11,441,225	$5,868,023	$4,904	$17,314,152

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on interest rate swaps	$—	$(999)	$—	$(999)

*	Interest rate swaps are not included in the investment portfolio.

American Funds Insurance Series

Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$24,068	$—	$—	$24,068
Industrials	23,393	—	—	23,393
Consumer staples	20,298	—	—	20,298
Information technology	18,693	—	—	18,693
Health care	13,679	—	—	13,679
Consumer discretionary	13,092	—	—	13,092
Materials	7,622	578	—	8,200
Energy	7,974	—	—	7,974
Telecommunication services	4,834	—	—	4,834
Utilities	2,433	—	—	2,433
Miscellaneous	—	14	—	14
Preferred securities	—	166	—	166
Rights & warrants	—	32	—	32
Convertible securities	—	947	—	947
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	34,110	—	34,110
Corporate bonds & notes	—	15,776	—	15,776
U.S. Treasury bonds & notes	—	10,846	—	10,846
Mortgage-backed obligations	—	5,907	—	5,907
Short-term securities	—	12,699	—	12,699

Total	$136,086	$81,075	$—	$217,161

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$30	$—	$30
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(24)	—	(24)

Total	$—	$6	$—	$6

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$3,564,386	$—	$3,564,386
Corporate bonds & notes	—	2,861,360	739	2,862,099
Mortgage-backed obligations	—	2,471,937	—	2,471,937
Federal agency bonds & notes	—	222,766	—	222,766
Other bonds & notes	—	347,984	—	347,984
Convertible securities	—	1,525	—	1,525
Preferred securities	—	3,774	—	3,774
Common stocks	—	24	222	246
Short-term securities	—	1,481,914	—	1,481,914

Total	$—	$10,955,670	$961	$10,956,631

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$55	$—	$55
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(796)	—	(796)
Unrealized depreciation on interest rate swaps	—	(2,101)	—	(2,101)

Total	$—	$(2,842)	$—	$(2,842)

*	Forward currency contracts and interest rate swaps are not included in the investment portfolio.

Global Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$613,287	$—	$613,287
Japanese yen	—	160,186	—	160,186
British pounds	—	140,661	—	140,661
Mexican pesos	—	89,777	—	89,777
Polish zloty	—	77,942	—	77,942
Swedish kronor	—	30,143	—	30,143
South Korean won	—	28,843	—	28,843
Hungarian forints	—	19,271	—	19,271
U.S. dollars	—	1,248,217	28	1,248,245
Other currencies	—	130,099	—	130,099
Convertible securities	—	544	—	544
Common stocks	—	496	—	496
Short-term securities	—	304,376	—	304,376

Total	$—	$2,843,842	$28	$2,843,870

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$1,244	$—	$1,244
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(192)	—	(192)

Total	$—	$1,052	$—	$1,052

*	Forward currency contracts are not included in the investment portfolio.

American Funds Insurance Series

High-Income Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,863,919	$1,248	$1,865,167
Other bonds & notes	—	17,960	—	17,960
Convertible securities	13,577	15,315	2,047	30,939
Preferred securities	—	1,160	—	1,160
Common stocks	7,695	6,470	5,509	19,674
Short-term securities	—	101,695	—	101,695

Total	$21,272	$2,006,519	$8,804	$2,036,595

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$83	$—	$83
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(9)	—	(9)

Total	$—	$74	$—	$74

*Forward	currency contracts are not included in the investment portfolio.

Mortgage Fund

At June 30, 2014, all of the fund’s investments were classified as Level 2.

U.S. Government/AAA-Rated Securities Fund

At June 30, 2014, all of the fund’s investments were classified as Level 2.

Cash Management Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 2.

Managed Risk Growth Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk International Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk Blue Chip Income and Growth Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk Growth-Income Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

Managed Risk Asset Allocation Fund

At June 30, 2014, all of the fund’s investment securities were classified as Level 1.

American Funds Insurance Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be heightened in the case of smaller capitalization stocks.

Investing in income-oriented stocks — Income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds, or bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations.

American Funds Insurance Series

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Currency — The prices of, and the income generated by, most debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing in mortgage-related securities — Mortgage-related securities are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, a fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the time in which the securities are expected to be paid off could be extended. This may reduce a fund’s cash for potential reinvestment in higher yielding securities.

Investing in future delivery contracts — Contracts for future delivery of mortgage-related securities, such as to be announced contracts and mortgage dollar rolls, involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities the fund contracts to repurchase could drop below their purchase price. While a fund can preserve capital and generate gains through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of a fund.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in money market securities — The values and liquidity of the securities held by a fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Nondiversification — As nondiversified funds, certain funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. Although the funds do not intend to limit their investments to the securities of a small number of issuers, if they were to do so, poor performance by a single large holding would adversely impact the funds’ investment results more than if the funds were invested in a larger number of issuers.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Insurance Series

Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the risk management strategy of the managed risk fund.

Management — The managed risk funds are subject to the risk that the methods employed by the sub-adviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of individual underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and the respective underlying fund.

Futures — A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid.

Hedging — Futures contracts may not provide an effective hedge of the underlying securities because changes in the prices of futures contracts may not track those of the securities they are intended to hedge. In addition, the risk management strategy may not effectively protect the managed risk funds from market declines and will limit the managed risk funds’ participation in market gains. The use of the risk management strategy could cause a managed risk fund to underperform as compared to the underlying fund in certain rising market conditions.

Short positions — Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

5. Certain investment techniques

Some of the funds have entered into certain investment transactions and contracts as further described.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of the Government Cash Management Fund, a cash management vehicle offered by Bank of New York Mellon (“BNY Mellon”), the funds’ custodian bank. The Government Cash Management Fund is managed by the Dreyfus Corporation.

Unfunded commitments — High-Income Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2014, the maximum exposure of unfunded bond commitments for High-Income Bond Fund was $656,000, which would represent 0.03% of the net assets of the fund should such commitments become due. Unrealized appreciation of $5,000 is included in other payables in the fund’s statement of assets and liabilities and net unrealized appreciation on investments in the fund’s statement of operations.

American Funds Insurance Series

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2014, Global Growth Fund, Global Small Capitalization Fund, International Fund, New World Fund, Global Growth and Income Fund, Global Balanced Fund, Bond Fund, Global Bond Fund and High-Income Bond Fund had open forward currency contracts to purchase and/or sell currencies.

Interest rate swaps — Some of the funds have entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit with a clearinghouse cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin in the statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations. As of June 30, 2014, Asset Allocation Fund, Bond Fund, Mortgage Fund and U.S. Government/AAA-Rated Securities Fund had open interest rate swaps.

Futures contracts — The managed risk funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, which is known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with a broker or FCM, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives “variation margin” based on the increase or decrease in the value of the futures contracts and records variation margin in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund

American Funds Insurance Series

records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund did not hold any futures contracts as of June 30, 2014.

The following tables present the financial statement impacts resulting from the funds’ use of forward currency contracts, interest rate swaps and/or futures contracts as of June 30, 2014 (dollars in thousands):

		Global Growth Fund	Global Small Capitalization Fund	International Fund	New World Fund	Global Growth and Income Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	2	16
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$—	$—	$2	$16

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$1,364	$101	$1,881	$115	$79
Forward currency	Payables for closed forward currency contracts	—	—	—	20	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$1,364	$101	$1,881	$135	$79

Net realized gain (loss)	Location on statements of operations
Forward currency	Net realized gain (loss) on forward currency contracts	$698	$22	$(66)	$(257)	$(756)
Interest rate swaps	Net realized loss on interest rate swaps	—	—	—	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—

		$698	$22	$(66)	$(257)	$(756)

Net unrealized depreciation	Location on statements of operations
Forward currency	Net unrealized depreciation on forward currency contracts	$(6,634)	$(560)	$(6,821)	$(955)	$(137)
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—	—	—

		$(6,634)	$(560)	$(6,821)	$(955)	$(137)

American Funds Insurance Series

		Growth- Income Fund	Asset Allocation Fund	Global Balanced Fund	Bond Fund	Global Bond Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$30	$55	$1,244
Forward currency	Receivables for closed forward currency contracts	—	—	— *	195	373
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$—	$30	$250	$1,617

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$24	$796	$192
Forward currency	Payables for closed forward currency contracts	—	—	5	145	241
Interest rate swaps	Variation margin on interest rate swaps	—	245	—	493	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$—	$245	$29	$1,434	$433

Net realized loss	Location on statements of operations
Forward currency	Net realized loss on forward currency contracts	$(9)	$—	$(54)	$(2,735)	$(1,874)
Interest rate swaps	Net realized loss on interest rate swaps	—	(37)	—	(1,502)	—
Futures contracts	Net realized loss on futures contracts	—	—	—	—	—

		$(9)	$(37)	$(54)	$(4,237)	$(1,874)

Net unrealized (depreciation) appreciation	Location on statements of operations
Forward currency	Net unrealized (depreciation) appreciation on forward currency contracts	$(612)	$—	$29	$908	$4,447
Interest rate swaps	Net unrealized depreciation on interest rate swaps	—	(999)	—	(2,435)	—

		$(612)	$(999)	$29	$(1,527)	$4,447

See end of tables for footnote.

American Funds Insurance Series

		High- Income Bond Fund	Mortgage Fund	U.S. Government/AAA- Rated Securities Fund	Managed Risk Growth Fund	Managed Risk International Fund
Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$83	$—	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$83	$—	$—	$—	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$9	$—	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	58	473	—	—
Futures contracts	Variation margin on futures contracts	—	—	—	—	—

		$9	$58	$473	$—	$—

Net realized loss	Location on statements of operations
Forward currency	Net realized loss on forward currency contracts	$(58)	$—	$—	$—	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	(107)	(2,308)	—	—
Futures contracts	Net realized loss on futures contracts	—	—	—	(711)	(405)

		$(58)	$(107)	$(2,308)	$(711)	$(405)

Net unrealized appreciation (depreciation)	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$98	$—	$—	$—	$—
Interest rate swaps	Net unrealized depreciation on interest rate swaps	—	(89)	(4,388)	—	—

		$98	$(89)	$(4,388)	$—	$—

American Funds Insurance Series

		Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund

Assets	Location on statements of assets and liabilities
Forward currency	Unrealized appreciation on open forward currency contracts	$—	$—	$—
Forward currency	Receivables for closed forward currency contracts	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—

		$—	$—	$—

Liabilities	Location on statements of assets and liabilities
Forward currency	Unrealized depreciation on open forward currency contracts	$—	$—	$—
Forward currency	Payables for closed forward currency contracts	—	—	—
Interest rate swaps	Variation margin on interest rate swaps	—	—	—
Futures contracts	Variation margin on futures contracts	—	—	—

		$—	$—	$—

Net realized loss	Location on statements of operations
Forward currency	Net realized loss on forward currency contracts	$—	$—	$—
Interest rate swaps	Net realized loss on interest rate swaps	—	—	—
Futures contracts	Net realized loss on futures contracts	(488)	(394)	(8,524)

		$(488)	$(394)	$(8,524)

Net unrealized appreciation	Location on statements of operations
Forward currency	Net unrealized appreciation on forward currency contracts	$—	$—	$—
Interest rate swaps	Net unrealized appreciation on interest rate swaps	—	—	—

		$—	$—	$—

*	Amount less than one thousand.

Collateral — Funds that invest in forward currency contracts, interest rate swaps and/or futures contracts participate in a collateral program. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For interest rate swaps and futures contracts, the program calls for the fund to pledge collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party to the contract cannot meet its contractual obligations.

Rights of offset — Funds that hold forward currency contracts have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty, are settled net of each party’s payment obligation. For financial reporting purposes, financial assets and financial liabilities that are subject to netting arrangements are not offset in the funds’ statements of assets and liabilities. The following tables present each fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statements of assets and liabilities as of June 30, 2014 (dollars in thousands):

American Funds Insurance Series

Global Growth Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Bank of America, N.A.	$1,065	$—	$(598)	$—	$467
Bank of New York Mellon	222	—	—	—	222
Citibank	77	—	—	—	77

	$1,364	$—	$(598)	$—	$766

International Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Liabilities:
Barclays Bank PLC	$1,378	$—	$(807)	$—	$571
Bank of America, N.A.	251	—	—	—	251
Citibank	119	—	—	—	119
UBS AG	133	—	—	—	133

	$1,881	$—	$(807)	$—	$1,074

Global Balanced Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$8	$(8)	$—	$—	$—
Bank of New York Mellon	1	—	—	—	1
Citibank	5	(5)	—	—	—
HSBC Bank	1	(1)	—	—	—
UBS AG	15	—	—	—	15

	$30	$(14)	$—	$—	$16

Liabilities:
Bank of America, N.A.	$9	$(8)	$—	$—	$1
Citibank	15	(5)	—	—	10
HSBC Bank	5	(1)	—	—	4

	$29	$(14)	$—	$—	$15

See end of rights of offset tables for footnote.

American Funds Insurance Series

Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of New York Mellon	$55	$—	$—	$—	$55
Barclays Bank PLC	195	—	(195)	—	—

	$250	$—	$(195)	$—	$55

Liabilities:
Bank of America, N.A.	$182	$—	$—	$—	$182
Citibank	59	—	(59)	—	—
HSBC Bank	527	—	—	—	527
JPMorgan Chase	64	—	—	—	64
UBS AG	109	—	(109)	—	—

	$941	$—	$(168)	$—	$773

Global Bond Fund

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$43	$(35)	$(8)	$—	$—
Bank of New York Mellon	141	—	—	—	141
Barclays Bank PLC	151	(78)	(73)	—	—
Citibank	345	(33)	(312)	—	—
HSBC Bank	162	(162)	—	—	—
UBS AG	775	(58)	(287)	—	430

	$1,617	$(366)	$(680)	$—	$571

Liabilities:
Bank of America, N.A.	$35	$(35)	$—	$—	$—
Barclays Bank PLC	78	(78)	—	—	—
Citibank	33	(33)	—	—	—
HSBC Bank	229	(162)	(67)	—	—
UBS AG	58	(58)	—	—	—

	$433	$(366)	$(67)	$—	$—

*	Non-cash collateral is shown on a settlement basis.

American Funds Insurance Series

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2014, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The funds are not subject to examination by U.S. federal tax authorities for tax years before 2010. Global Balanced Fund and Mortgage Fund are not subject to examination by U.S. federal tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by U.S. federal tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund are not subject to examination by U.S. federal tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by U.S. federal tax authorities for tax years before 2014, the year the fund commenced operations.

The funds are not subject to examination by state tax authorities for tax years before 2009. Global Balanced Fund and Mortgage Fund are not subject to examination by state tax authorities for tax years before 2011, the year the funds commenced operations. Managed Risk Asset Allocation Fund is not subject to examination by state tax authorities for tax years before 2012, the year the fund commenced operations. Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund are not subject to examination by state tax authorities for tax years before 2013, the year the funds commenced operations. Capital Income Builder is not subject to examination by state tax authorities for tax years before 2014, the year the fund commenced operations.

The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, and Global Growth and Income Fund for tax years before 2007; Growth-Income Fund for tax years before 2010; and International Growth and Income Fund and Global Balanced Fund for tax years before 2011. All other funds are not subject to examination by tax authorities outside the U.S.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to non-U.S. taxes. The funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; net operating losses; amortization of premiums or discounts; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

As indicated in the tables in this section, some of the funds had capital loss carryforwards available at December 31, 2013. These will be used to offset any capital gains realized by the funds in the current year or in subsequent years through the expiration dates. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

American Funds Insurance Series

The components of distributable earnings on a tax basis are reported as of December 31, 2013, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2014.

Additional tax basis disclosures are as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
As of December 31, 2013:
Undistributed ordinary income	$20,842	$—	$39,391	$5,567	$10,239	$27,244
Undistributed long-term capital gain	559,294	18,718	1,119,339	—	257,909	—
Capital loss carryforward:
Expiring 2017	—	—	—	(301,746)	—	(24,747)
Expiring 2018	—	—	—	(84,504)	—	—

	$—	$—	$—	$(386,250)	$—	$(24,747)

As of June 30, 2014:
Gross unrealized appreciation on investment securities	$1,685,063	$1,509,455	$8,882,203	$2,376,499	$617,420	$1,830,044
Gross unrealized depreciation on investment securities	(103,155)	(314,924)	(253,868)	(190,334)	(113,954)	(24,411)

Net unrealized appreciation on investment securities	$1,581,908	$1,194,531	$8,628,335	$2,186,165	$503,466	$1,805,633

Cost of investment securities	$4,246,859	$3,233,888	$14,948,313	$6,053,766	$2,331,817	$5,031,014

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
As of December 31, 2013:
Undistributed ordinary income	$9,315	$66,475	$—	$—	$112,411	$70
Late-year ordinary loss deferral*	—	—	(484)	—	—	—
Undistributed long-term capital gain	—	1,199,030	9,645	—	741,534	1,690
Post-October capital loss deferral*	—	—	(2,420)	—	—	—
Capital loss carryforward:
Expiring 2017	(273,401)	—	—	—	—	—
Expiring 2018	(297)	—	—	—	—	—

	$(273,698)	$—	$—	$—	$—	$—

As of June 30, 2014:
Gross unrealized appreciation on investment securities	$468,830	$9,345,545	$163,446	$602	$4,000,320	$31,963
Gross unrealized depreciation on investment securities	(66,101)	(155,678)	(23,538)	(210)	(104,562)	(2,436)

Net unrealized appreciation on investment securities	$402,729	$9,189,867	$139,908	$392	$3,895,758	$29,527

Cost of investment securities	$1,602,051	$16,267,486	$905,153	$27,542	$13,418,394	$187,634

See end of tables for footnote.

American Funds Insurance Series

	Bond Fund	Global Bond Fund	High-Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund	Cash Management Fund
As of December 31, 2013:
Undistributed ordinary income	$32,510	$4,548	$19,230	$21	$7,043	$—
Undistributed long-term capital gain	2,533	22,985	—	—	—	—
Post-October capital loss deferral*	—	—	—	—	—	—
Capital loss carryforward:
No expiration	—	—	—	(2,303)	(18,389)	—
Expiring 2017	—	—	(77,683)	—	—	—

	$—	$—	$(77,683)	$(2,303)	$(18,389)	$—

As of June 30, 2014:
Gross unrealized appreciation on investment securities	$228,710	$99,354	$56,627	$5,828	$46,541	$8
Gross unrealized depreciation on investment securities	(22,188)	(14,597)	(55,322)	(389)	(6,522)	(2)

Net unrealized appreciation on investment securities	$206,522	$84,757	$1,305	$5,439	$40,019	$6

Cost of investment securities	$10,750,109	$2,759,113	$2,035,290	$377,318	$3,896,076	$410,748

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
As of December 31, 2013:
Undistributed ordinary income	$2	$6	$4	$3	$89
Capital loss carryforward:
No expiration	(126)	(239)	(257)	(178)	(131)

	$(126)	$(239)	$(257)	$(178)	$(131)

As of June 30, 2014:
Gross unrealized appreciation on investment securities	$1,845	$2,094	$4,325	$2,012	$37,193
Gross unrealized depreciation on investment securities	—	—	—	—	—

Net unrealized appreciation on investment securities	$1,845	$2,094	$4,325	$2,012	$37,193

Cost of investment securities	$53,653	$31,001	$43,953	$41,720	$1,569,157

*	These deferrals are considered incurred in the subsequent year.

American Funds Insurance Series

The tax character of distributions paid to shareholders of each fund was as follows (dollars in thousands):

Global Growth Fund
	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$6,046	$149,231	$155,277	$21,540	$—	$21,540
Class 2	14,914	409,357	424,271	50,234	—	50,234
Class 4	30	729	759	6	—	6

Total	$20,990	$559,317	$580,307	$71,780	$—	$71,780

Global Small Capitalization Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$5,850	$5,850	$9,160	$—	$9,160
Class 2	—	12,856	12,856	24,174	—	24,174
Class 4	—	35	35	3	—	3

Total	$—	$18,741	$18,741	$33,337	$—	$33,337

Growth Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$33,707	$338,191	$371,898	$77,038	$—	$77,038
Class 2	5,529	770,692	776,221	142,471	—	142,471
Class 3	352	10,176	10,528	1,987	—	1,987
Class 4	24	355	379	32	—	32

Total	$39,612	$1,119,414	$1,159,026	$221,528	$—	$221,528

International Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$3,457	$—	$3,457	$50,434	$—	$50,434
Class 2	2,174	—	2,174	75,225	—	75,225
Class 3	31	—	31	614	—	614
Class 4	4	—	4	23	—	23

Total	$5,666	$—	$5,666	$126,296	$—	$126,296

New World Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$5,734	$136,762	$142,496	$21,178	$5,690	$26,868
Class 2	4,435	118,828	123,263	17,409	5,994	23,403
Class 4	95	2,416	2,511	93	4	97

Total	$10,264	$258,006	$268,270	$38,680	$11,688	$50,368

See end of distributions tables for footnotes.

American Funds Insurance Series

Blue Chip Income and Growth Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$12,969	$—	$12,969	$54,555	$—	$54,555
Class 2	14,541	—	14,541	66,918	—	66,918
Class 4	5	—	5	2	—	2

Total	$27,515	$—	$27,515	$121,475	$—	$121,475

Global Growth and Income Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$989	$—	$989	$6,810	$—	$6,810
Class 2	8,332	—	8,332	56,388	—	56,388
Class 4	3	—	3	19	—	19

Total	$9,324	$—	$9,324	$63,217	$—	$63,217

Growth-Income Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,368	$481,640	$511,008	$142,502	$—	$142,502
Class 2	37,039	707,921	744,960	185,855	—	185,855
Class 3	500	9,150	9,650	2,493	—	2,493
Class 4	19	338	357	32	—	32

Total	$66,926	$1,199,049	$1,265,975	$330,882	$—	$330,882

International Growth and Income Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$—	$7,090	$7,090	$19,657	$9,002	$28,659
Class 2	—	2,491	2,491	6,724	3,354	10,078
Class 4	—	75	75	8	3	11

Total	$—	$9,656	$9,656	$26,389	$12,359	$38,748

Capital Income Builder

	For the period ended June 30, 2014[1]
Share class	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$120		$—	$120
Class 2	—	[2]	—	—	[2]
Class 4	15		—	15

Total	$135		$—	$135

Asset Allocation Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$75,708	$487,101	$562,809	$160,436	$—	$160,436
Class 2	36,837	252,911	289,748	79,271	—	79,271
Class 3	272	1,837	2,109	607	—	607
Class 4	38	247	285	4	—	4

Total	$112,855	$742,096	$854,951	$240,318	$—	$240,318

American Funds Insurance Series

Global Balanced Fund

	Six months ended June 30, 2014						Year ended December 31, 2013
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$13		$304		$317		$557		$260		$817
Class 2	58		1,400		1,458		2,083		1,129		3,212
Class 4	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]

Total	$71		$1,704		$1,775		$2,640		$1,389		$4,029

Bond Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$17,593	$1,717	$19,310	$89,562	$43,797	$133,359
Class 2	15,338	1,704	17,042	86,573	53,541	140,114
Class 4	30	3	33	45	6	51

Total	$32,961	$3,424	$36,385	$176,180	$97,344	$273,524

Global Bond Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$3,836	$10,164	$14,000	$6,185		$7,310		$13,495
Class 2	847	12,829	13,676	8,801		10,402		19,203
Class 4	1	4	5	—	[2]	—	[2]	—	[2]

Total	$4,684	$22,997	$27,681	$14,986		$17,712		$32,698

High-Income Bond Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$9,235	$—	$9,235	$55,659	$—	$55,659
Class 2	9,912	—	9,912	70,100	—	70,100
Class 3	181	—	181	1,237	—	1,237
Class 4	46	—	46	5	—	5

Total	$19,374	$—	$19,374	$127,001	$—	$127,001

Mortgage Fund

	Six months ended June 30, 2014					Year ended December 31, 2013
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 1	$21		$—	$21		$1,647		$46		$1,693
Class 2	5		—	5		296		15		311
Class 4	—	[2]	—	—	[2]	—	[2]	—	[2]	—	[2]

Total	$26		$—	$26		$1,943		$61		$2,004

U.S. Government/AAA-Rated Securities Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains		Total distributions paid
Class 1	$3,789	$—	$3,789	$35,942	$25,494		$61,436
Class 2	3,368	—	3,368	35,681	28,443		64,124
Class 3	26	—	26	318	255		573
Class 4	9	—	9	2	—	[2]	2

Total	$7,192	$—	$7,192	$71,943	$54,192		$126,135

American Funds Insurance Series

Managed Risk Growth Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$1	$—	$1
Class P2	5		—	5		139	—	139

Total	$5		$—	$5		$140	$—	$140

Managed Risk International Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$1	$—	$1
Class P2	9		—	9		113	—	113

Total	$9		$—	$9		$114	$—	$114

Managed Risk Blue Chip Income and Growth Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$2	$—	$2
Class P2	4		—	4		340	—	340

Total	$4		$—	$4		$342	$—	$342

Managed Risk Growth-Income Fund

	Six months ended June 30, 2014					Year ended December 31, 2013[3]
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$—	[2]	$—	$—	[2]	$1	$—	$1
Class P2	3		—	3		201	—	201

Total	$3		$—	$3		$202	$—	$202

Managed Risk Asset Allocation Fund

	Six months ended June 30, 2014			Year ended December 31, 2013
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$15	$—	$15	$1,126	$—	$1,126
Class P2	111	—	111	7,025	—	7,025

Total	$126	$—	$126	$8,151	$—	$8,151

[1]	For the period May 1, 2014, commencement of operations, through June 30, 2014.
[2]	Amount less than one thousand.
[3]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

7. Fees and transactions

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the funds.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase. Sub-advisory fees for the managed risk funds are paid by CRMC to Milliman. The managed risk funds are not responsible for paying any sub-advisory fees.

American Funds Insurance Series

Investment advisory services waivers — CRMC is currently waiving a portion of its investment advisory services fees for Blue Chip Income and Growth Fund and each of the managed risk funds. Investment advisory services fees are presented in each fund’s statement of operations gross of the waivers from CRMC. For the six months ended June 30, 2014, total investment advisory services fees waived by CRMC were $344,000.

The range of rates and asset levels and the current annualized rates of average net assets for each fund, before and after the investment advisory services waiver, are as follows:

					For the	For the
					period ended	period ended
	Rates		Net asset level (in billions)		June 30, 2014,	June 30, 2014,
Fund	Beginning with	Ending with	Up to	In excess of	before waiver	after waiver
Global Growth Fund	.690%	.460%	$.6	$5.0	.52%	.52%
Global Small Capitalization Fund	.800	.635	.6	5.0	.70	.70
Growth Fund	.500	.280	.6	34.0	.33	.33
International Fund	.690	.430	.5	21.0	.50	.50
New World Fund	.850	.620	.5	2.5	.72	.72
Blue Chip Income and Growth Fund	.500	.370	.6	4.0	.40	.40
Global Growth and Income Fund	.690	.480	.6	3.0	.60	.60
Growth-Income Fund	.500	.219	.6	34.0	.27	.27
International Growth and Income Fund	.690	.530	.5	1.0	.64	.64
Capital Income Builder	.500		all		.50	.50
Asset Allocation Fund	.500	.244	.6	13.0	.28	.28
Global Balanced Fund	.660	.510	.5	1.0	.66	.66
Bond Fund	.480	.330	.6	8.0	.37	.37
Global Bond Fund	.570	.450	1.0	3.0	.53	.53
High-Income Bond Fund	.500	.420	.6	2.0	.46	.46
Mortgage Fund	.420	.290	.6	3.0	.42	.42
U.S. Government/AAA-Rated Securities Fund	.420	.290	.6	3.0	.33	.33
Cash Management Fund	.320	.270	1.0	2.0	.32	.32
Managed Risk Growth Fund	.250		all		.25	.20
Managed Risk International Fund	.250		all		.25	.20
Managed Risk Blue Chip Income and Growth Fund	.250		all		.25	.20
Managed Risk Growth-Income Fund	.250		all		.25	.20
Managed Risk Asset Allocation Fund	.250		all		.25	.20

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the following table. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 2	0.25%	0.25%
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the funds are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the funds.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the managed risk funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Insurance Series

Administrative services — The series has an administrative services agreement that applies to all funds except the managed risk funds. Under the agreement, each share class pays an annual fee of 0.01% based on its respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third-parties that provide services to fund shareholders.

Accounting and administrative services — The managed risk funds have a sub-administration agreement with BNY Mellon under which the funds compensate BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Reimbursement of fees and expenses — CRMC is currently reimbursing a portion of other expenses for each of the managed risk funds so that each fund’s expenses do not exceed 0.28% of its respective average daily net assets. Other expenses exclude investment advisory services and distribution services fees. For the six months ended June 30, 2014, total expenses reimbursed by CRMC were $198,000.

Class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

Global Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$74
Class 2	5,219	—	209
Class 4	5	5	—	*

Total class-specific expenses	$5,224	$5	$283

Global Small Capitalization Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$65
Class 2	3,649	—	146
Class 4	8	8	—	*

Total class-specific expenses	$3,657	$8	$211

Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$344
Class 2	19,682	—	787
Class 3	188	—	11
Class 4	7	7	—	*

Total class-specific expenses	$19,877	$7	$1,142

International Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$166
Class 2	6,333	—	253
Class 3	40	—	2
Class 4	4	4	—	*

Total class-specific expenses	$6,377	$4	$421

New World Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$70
Class 2	1,569	—	63
Class 4	19	19	1

Total class-specific expenses	$1,588	$19	$134

Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$144
Class 2	4,579	—	183
Class 4	2	1	—	*

Total class-specific expenses	$4,581	$1	$327

Global Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$9
Class 2	2,216	—	89
Class 4	1	1	—	*

Total class-specific expenses	$2,217	$1	$98

Growth-Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$491
Class 2	18,172	—	728
Class 3	170	—	9
Class 4	6	6	—	*

Total class-specific expenses	$18,348	$6	$1,228

See end of class-specific expenses tables for footnote.

American Funds Insurance Series

International Growth and Income Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$35
Class 2	323	—	13
Class 4	6	6	—	*

Total class-specific expenses	$329	$6	$48

Capital Income Builder

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$—	*
Class 2	—	—	—
Class 4	1	1	—	*

Total class-specific expenses	$1	$1	$—	*

Asset Allocation Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$529
Class 2	7,020	—	281
Class 3	37	—	2
Class 4	3	3	—	*

Total class-specific expenses	$7,060	$3	$812

Global Balanced Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$2
Class 2	203	—	8
Class 4	—	—	—

Total class-specific expenses	$203	$—	$10

Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$235
Class 2	5,873	—	235
Class 4	7	7	—	*

Total class-specific expenses	$5,880	$7	$470

Global Bond Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$57
Class 2	1,866		—		74
Class 4	—	*	—	*	—	*

Total class-specific expenses	$1,866		$—	*	$131

High-Income Bond Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$45
Class 2	1,306	—	52
Class 3	17	—	1
Class 4	5	5	—	*

Total class-specific expenses	$1,328	$5	$98

Mortgage Fund

	Distribution services		Insurance administrative services		Administrative services
Class 1	$—		$—		$11
Class 2	62		—		2
Class 4	—	*	—	*	—	*

Total class-specific expenses	$62		$—	*	$13

U.S. Government/AAA-Rated Securities Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$81
Class 2	2,240	—	89
Class 3	12	—	1
Class 4	4	4	—	*

Total class-specific expenses	$2,256	$4	$171

Cash Management Fund

	Distribution services	Insurance administrative services	Administrative services
Class 1	$—	$—	$—
Class 2	463	—	3
Class 3	7	—	19
Class 4	—	—	—	*

Total class-specific expenses	$470	$—	$22

Managed Risk Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	43	43

Total class-specific expenses	$43	$43

Managed Risk International Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	24	24

Total class-specific expenses	$24	$24

American Funds Insurance Series

Managed Risk Blue Chip Income and Growth Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	37	37

Total class-specific expenses	$37	$37

Managed Risk Growth-Income Fund

	Distribution services	Insurance administrative services
Class P1	$—	$—	*
Class P2	33	33

Total class-specific expenses	$33	$33

Managed Risk Asset Allocation Fund

	Distribution services	Insurance administrative services
Class P1	$—	$183
Class P2	1,360	1,360

Total class-specific expenses	$1,360	$1,543

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$27		$3		$30
Global Small Capitalization Fund	20		2		22
Growth Fund	110		28		138
International Fund	43		12		55
New World Fund	13		1		14
Blue Chip Income and Growth Fund	31		2		33
Global Growth and Income Fund	9		1		10
Growth-Income Fund	117		32		149
International Growth and Income Fund	5		—	*	5
Capital Income Builder	—		—		—
Asset Allocation Fund	76		10		86
Global Balanced Fund	1		—	*	1
Bond Fund	44		4		48
Global Bond Fund	12		1		13
High-Income Bond Fund	9		3		12
Mortgage Fund	1		—	*	1
U.S. Government/AAA-Rated Securities Fund	16		3		19
Cash Management Fund	2		1		3
Managed Risk Growth Fund	—	*	—	*	—	*
Managed Risk International Fund	—	*	—	*	—	*
Managed Risk Blue Chip Income and Growth Fund	—	*	—	*	—	*
Managed Risk Growth-Income Fund	—	*	—	*	—	*
Managed Risk Asset Allocation Fund	4		—	*	4

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

American Funds Insurance Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1,2]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$106,748	3,614	$155,277	5,679		$(84,441)	(2,865)	$177,584	6,428
Class 2	33,558	1,145	424,271	15,639		(262,332)	(8,965)	195,497	7,819
Class 4	8,265	282	759	28		(106)	(4)	8,918	306

Total net increase (decrease)	$148,571	5,041	$580,307	21,346		$(346,879)	(11,834)	$381,999	14,553

Year ended December 31, 2013
Class 1	$258,243	10,345	$21,540	764		$(652,054)	(23,190)	$(372,271)	(12,081)
Class 2	273,799	12,031	50,234	1,788		(692,022)	(26,313)	(367,989)	(12,494)
Class 4	881	30	5	—	[3]	(79)	(2)	807	28

Total net increase (decrease)	$532,923	22,406	$71,779	2,552		$(1,344,155)	(49,505)	$(739,453)	(24,547)

Global Small Capitalization Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$163,487	6,167	$5,850	221		$(89,639)	(3,394)	$79,698	2,994
Class 2	31,931	1,236	12,856	493		(183,631)	(7,097)	(138,844)	(5,368)
Class 4	5,775	219	35	1		(1,310)	(50)	4,500	170

Total net increase (decrease)	$201,193	7,622	$18,741	715		$(274,580)	(10,541)	$(54,646)	(2,204)

Year ended December 31, 2013
Class 1	$285,973	12,430	$9,160	410		$(337,663)	(15,049)	$(42,530)	(2,209)
Class 2	58,648	2,581	24,174	1,098		(399,343)	(17,694)	(316,521)	(14,015)
Class 4	4,861	201	3	—	[3]	(1,241)	(50)	3,623	151

Total net increase (decrease)	$349,482	15,212	$33,337	1,508		$(738,247)	(32,793)	$(355,428)	(16,073)

Growth Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$201,565	2,566	$371,598	4,818	$(442,900)	(5,631)	$130,263	1,753
Class 2	80,826	1,034	776,221	10,110	(1,152,791)	(14,770)	(295,744)	(3,626)
Class 3	242	3	10,528	136	(13,701)	(174)	(2,931)	(35)
Class 4	3,102	39	379	5	(668)	(8)	2,813	36

Total net increase (decrease)	$285,735	3,642	$1,158,726	15,069	$(1,610,060)	(20,583)	$(165,599)	(1,872)

Year ended December 31, 2013
Class 1	$294,640	4,226	$77,034	1,051	$(2,235,166)	(32,949)	$(1,863,492)	(27,672)
Class 2	157,902	2,305	142,471	1,972	(2,838,847)	(41,366)	(2,538,474)	(37,089)
Class 3	1,530	21	1,987	27	(27,728)	(401)	(24,211)	(353)
Class 4	4,782	67	32	1	(399)	(6)	4,415	62

Total net increase (decrease)	$458,854	6,619	$221,524	3,051	$(5,102,140)	(74,722)	$(4,421,762)	(65,052)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

International Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$192,391	9,040	$3,457	157		$(188,252)	(8,873)	$7,596	324
Class 2	86,825	4,135	2,174	99		(1,423,223)	(67,783)	(1,334,224)	(63,549)
Class 3	129	6	31	1		(3,432)	(161)	(3,272)	(154)
Class 4	5,318	247	4	—	[3]	(117)	(6)	5,205	241

Total net increase (decrease)	$284,663	13,428	$5,666	257		$(1,615,024)	(76,823)	$(1,324,695)	(63,138)

Year ended December 31, 2013
Class 1	$248,721	12,978	$50,434	2,504		$(1,206,929)	(63,495)	$(907,774)	(48,013)
Class 2	213,458	11,190	75,225	3,750		(865,300)	(45,337)	(576,617)	(30,397)
Class 3	685	35	614	31		(6,904)	(362)	(5,605)	(296)
Class 4	2,148	110	23	1		(194)	(10)	1,977	101

Total net increase (decrease)	$465,012	24,313	$126,296	6,286		$(2,079,327)	(109,204)	$(1,488,019)	(78,605)

New World Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$170,257	6,899	$142,401	5,996	$(109,218)	(4,444)	$203,440	8,451
Class 2	17,711	721	123,263	5,241	(95,587)	(3,900)	45,387	2,062
Class 4	22,464	908	2,511	106	(3,359)	(141)	21,616	873

Total net increase (decrease)	$210,432	8,528	$268,175	11,343	$(208,164)	(8,485)	$270,443	11,386

Year ended December 31, 2013
Class 1	$291,376	12,346	$26,867	1,123	$(189,247)	(7,862)	$128,996	5,607
Class 2	67,014	2,889	23,403	991	(277,349)	(11,889)	(186,932)	(8,009)
Class 4	8,180	339	96	4	(188)	(8)	8,088	335

Total net increase (decrease)	$366,570	15,574	$50,366	2,118	$(466,784)	(19,759)	$(49,848)	(2,067)

Blue Chip Income and Growth Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$224,730	16,699	$12,948	925		$(187,094)	(13,899)	$50,584	3,725
Class 2	8,174	598	14,541	1,049		(292,707)	(21,982)	(269,992)	(20,335)
Class 4	2,021	154	5	—	[3]	(1,019)	(74)	1,007	80

Total net increase (decrease)	$234,925	17,451	$27,494	1,974		$(480,820)	(35,955)	$(218,401)	(16,530)

Year ended December 31, 2013
Class 1	$986,042	89,659	$54,549	4,323		$(174,356)	(14,648)	$866,235	79,334
Class 2	13,596	1,173	66,918	5,356		(663,556)	(57,363)	(583,042)	(50,834)
Class 4	101	8	2	—	[3]	— [3]	— [3]	103	8

Total net increase (decrease)	$999,739	90,840	$121,469	9,679		$(837,912)	(72,011)	$283,296	28,508

American Funds Insurance Series

Global Growth and Income Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$17,314	1,362	$981	74		$(37,805)	(3,044)	$(19,510)	(1,608)
Class 2	14,396	1,131	8,332	633		(142,345)	(11,201)	(119,617)	(9,437)
Class 4	368	29	3	—	[3]	(102)	(8)	269	21

Total net increase (decrease)	$32,078	2,522	$9,316	707		$(180,252)	(14,253)	$(138,858)	(11,024)

Year ended December 31, 2013
Class 1	$38,885	3,340	$6,806	566		$(52,061)	(4,474)	$(6,370)	(568)
Class 2	35,387	3,082	56,388	4,700		(421,844)	(36,504)	(330,069)	(28,722)
Class 4	678	56	19	2		(162)	(13)	535	45

Total net increase (decrease)	$74,950	6,478	$63,213	5,268		$(474,067)	(40,991)	$(335,904)	(29,245)

Growth-Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$677,510	13,138	$510,587	10,033	$(916,093)	(17,810)	$272,004	5,361
Class 2	62,523	1,221	744,960	14,746	(1,137,997)	(22,357)	(330,514)	(6,390)
Class 3	810	16	9,650	190	(15,449)	(301)	(4,989)	(95)
Class 4	4,749	93	357	7	(492)	(10)	4,614	90

Total net increase (decrease)	$745,592	14,468	$1,265,554	24,976	$(2,070,031)	(40,478)	$(58,885)	(1,034)

Year ended December 31, 2013
Class 1	$970,097	21,875	$142,493	2,962	$(3,617,332)	(84,723)	$(2,504,742)	(59,886)
Class 2	101,521	2,274	185,855	3,897	(2,617,064)	(59,419)	(2,329,688)	(53,248)
Class 3	1,397	31	2,493	52	(28,707)	(644)	(24,817)	(561)
Class 4	3,337	72	32	1	(357)	(8)	3,012	65

Total net increase (decrease)	$1,076,352	24,252	$330,873	6,912	$(6,263,460)	(144,794)	$(4,856,235)	(113,630)

International Growth and Income Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$105,225	5,848	$7,090	388	$(62,312)	(3,587)	$50,003	2,649
Class 2	7,009	397	2,491	137	(9,325)	(525)	175	9
Class 4	9,080	512	75	4	(382)	(21)	8,773	495

Total net increase (decrease)	$121,314	6,757	$9,656	529	$(72,019)	(4,133)	$58,951	3,153

Year ended December 31, 2013
Class 1	$432,753	27,502	$28,659	1,689	$(45,474)	(2,646)	$415,938	26,545
Class 2	21,144	1,309	10,078	596	(31,345)	(1,880)	(123)	25
Class 4	791	45	11	1	(105)	(6)	697	40

Total net increase (decrease)	$454,688	28,856	$38,748	2,286	$(76,924)	(4,532)	$416,512	26,610

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Capital Income Builder

	Proceeds from initial capitalization			Sales[1]		Reinvestments of dividends				Repurchases[1]				Net increase
Share class	Amount	Shares		Amount	Shares	Amount		Shares		Amount		Shares		Amount	Shares
For the period ended June 30, 2014[4]
Class 1	$19,998	2,000		$—	—	$120		12		$—		—		$20,118	2,012
Class 2	1	—	[3]	—	—	—	[3]	—	[3]	—		—		1	—	[3]
Class 4	1	—	[3]	8,044	794	15		1		—	[3]	—	[3]	8,060	795

Total net increase (decrease)	$20,000	2,000		$8,044	794	$135		13		$—	[3]	—	[3]	$28,179	2,807

Asset Allocation Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$1,019,872	45,328	$562,809	25,535	$(754,881)	(33,369)	$827,800	37,494
Class 2	79,936	3,588	289,747	13,261	(345,977)	(15,488)	23,706	1,361
Class 3	764	34	2,110	96	(2,871)	(127)	3	3
Class 4	6,703	298	285	13	(159)	(7)	6,829	304

Total net increase (decrease)	$1,107,275	49,248	$854,951	38,905	$(1,103,888)	(48,991)	$858,338	39,162

Year ended December 31, 2013
Class 1	$1,917,257	91,983	$160,436	7,366	$(459,506)	(22,330)	$1,618,187	77,019
Class 2	214,460	10,499	79,271	3,677	(851,000)	(41,687)	(557,269)	(27,511)
Class 3	1,510	72	607	28	(5,389)	(259)	(3,272)	(159)
Class 4	487	22	4	—	— [3]	— [3]	491	22

Total net increase (decrease)	$2,133,714	102,576	$240,318	11,071	$(1,315,895)	(64,276)	$1,058,137	49,371

Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2014
Class 1	$131	12	$317		27		$(75)	(7)	$373		32
Class 2	14,611	1,284	1,458		124		(3,658)	(320)	12,411		1,088
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$14,742	1,296	$1,775		151		$(3,733)	(327)	$12,784		1,120

Year ended December 31, 2013
Class 1	$377	35	$817		73		$(184)	(17)	$1,010		91
Class 2	33,820	3,112	3,212		288		(13,106)	(1,202)	23,926		2,198
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$34,197	3,147	$4,029		361		$(13,290)	(1,219)	$24,936		2,289

American Funds Insurance Series

Bond Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$376,318	34,351	$19,282	1,740	$(250,096)	(22,698)	$145,504	13,393
Class 2	49,424	4,556	17,042	1,556	(314,209)	(28,954)	(247,743)	(22,842)
Class 4	6,833	623	33	3	(365)	(33)	6,501	593

Total net increase (decrease)	$432,575	39,530	$36,357	3,299	$(564,670)	(51,685)	$(95,738)	(8,856)

Year ended December 31, 2013
Class 1	$1,279,497	115,702	$133,350	12,270	$(615,210)	(54,877)	$797,637	73,095
Class 2	408,953	37,839	140,114	13,025	(587,137)	(53,583)	(38,070)	(2,719)
Class 4	3,160	289	51	5	(191)	(18)	3,020	276

Total net increase (decrease)	$1,691,610	153,830	$273,515	25,300	$(1,202,538)	(108,478)	$762,587	70,652

Global Bond Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$141,571	11,545	$14,000		1,135		$(79,582)	(6,525)	$75,989	6,155
Class 2	11,399	941	13,676		1,114		(85,844)	(7,057)	(60,769)	(5,002)
Class 4	417	34	5		—	[3]	— [3]	— [3]	422	34

Total net increase (decrease)	$153,387	12,520	$27,681		2,249		$(165,426)	(13,582)	$15,642	1,187

Year ended December 31, 2013
Class 1	$400,246	33,288	$13,495		1,134		$(240,206)	(20,328)	$173,535	14,094
Class 2	74,483	6,243	19,203		1,622		(198,058)	(16,777)	(104,372)	(8,912)
Class 4	10	1	—	[3]	—	[3]	— [3]	— [3]	10	1

Total net increase (decrease)	$474,739	39,532	$32,698		2,756		$(438,264)	(37,105)	$69,173	5,183

High-Income Bond Fund

	Sales[1]		Reinvestments of dividends			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$100,694	8,830	$9,185	802		$(37,139)	(3,277)	$72,740	6,355
Class 2	12,271	1,095	9,912	877		(72,285)	(6,448)	(50,102)	(4,476)
Class 3	804	71	181	16		(1,373)	(121)	(388)	(34)
Class 4	4,879	434	46	4		(422)	(36)	4,503	402

Total net increase (decrease)	$118,648	10,430	$19,324	1,699		$(111,219)	(9,882)	$26,753	2,247

Year ended December 31, 2013
Class 1	$176,901	15,477	$55,635	5,010		$(271,595)	(23,719)	$(39,059)	(3,232)
Class 2	55,098	4,920	70,100	6,387		(199,655)	(17,691)	(74,457)	(6,384)
Class 3	2,555	222	1,237	111		(6,052)	(528)	(2,260)	(195)
Class 4	92	8	5	—	[3]	— [3]	— [3]	97	8

Total net increase (decrease)	$234,646	20,627	$126,977	11,508		$(477,302)	(41,938)	$(115,679)	(9,803)

See end of capital share transactions tables for footnotes.

American Funds Insurance Series

Mortgage Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2014
Class 1	$38,285	3,654	$21		2		$(11,537)	(1,106)	$26,769		2,550
Class 2	3,637	347	5		1		(3,807)	(364)	(165)		(16)
Class 4	310	30	—	[3]	—	[3]	(260)	(25)	50		5

Total net increase (decrease)	$42,232	4,031	$26		3		$(15,604)	(1,495)	$26,654		2,539

Year ended December 31, 2013
Class 1	$131,740	12,668	$1,693		165		$(18,122)	(1,746)	$115,311		11,087
Class 2	11,184	1,078	311		30		(10,545)	(1,019)	950		89
Class 4	—	—	—	[3]	—	[3]	—	—	—	[3]	—	[3]

Total net increase (decrease)	$142,924	13,746	$2,004		195		$(28,667)	(2,765)	$116,261		11,176

U.S. Government/AAA-Rated Securities Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$92,536	7,554	$3,789	307		$(44,717)	(3,665)	$51,608	4,196
Class 2	20,377	1,691	3,368	276		(93,735)	(7,753)	(69,990)	(5,786)
Class 3	348	28	26	2		(2,169)	(177)	(1,795)	(147)
Class 4	6,694	549	9	1		(3,150)	(258)	3,553	292

Total net increase (decrease)	$119,955	9,822	$7,192	586		$(143,771)	(11,853)	$(16,624)	(1,445)

Year ended December 31, 2013
Class 1	$160,004	12,948	$61,436	5,042		$(336,723)	(27,279)	$(115,283)	(9,289)
Class 2	61,544	5,019	64,124	5,311		(195,682)	(16,029)	(70,014)	(5,699)
Class 3	1,142	93	573	47		(6,009)	(488)	(4,294)	(348)
Class 4	452	38	2	—	[3]	(27)	(2)	427	36

Total net increase (decrease)	$223,142	18,098	$126,135	10,400		$(538,441)	(43,798)	$(189,164)	(15,300)

Cash Management Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net decrease
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class 1	$12,044	1,065	$—	—	$(16,309)	(1,442)	$(4,265)	(377)
Class 2	64,649	5,822	—	—	(108,688)	(9,789)	(44,039)	(3,967)
Class 3	1,645	147	—	—	(2,889)	(258)	(1,244)	(111)
Class 4	—	—	—	—	—	—	—	—

Total net increase (decrease)	$78,338	7,034	$—	—	$(127,886)	(11,489)	$(49,548)	(4,455)

Year ended December 31, 2013
Class 1	$26,858	2,372	$—	—	$(36,064)	(3,184)	$(9,206)	(812)
Class 2	210,456	18,884	—	—	(272,642)	(24,465)	(62,186)	(5,581)
Class 3	6,711	597	—	—	(9,101)	(810)	(2,390)	(213)
Class 4	—	—	—	—	—	—	—	—

Total net increase (decrease)	$244,025	21,853	$—	—	$(317,807)	(28,459)	$(73,782)	(6,606)

American Funds Insurance Series

Managed Risk Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1			$23	1	$—	[3]	—	[3]	$(3)	— [3]	$20	1
Class P2			26,522	2,331	5		1		(1,112)	(98)	25,415	2,234

Total net increase (decrease)			$26,545	2,332	$5		1		$(1,115)	(98)	$25,435	2,235

Year ended December 31, 2013[5]
Class P1	$100	10	$50	5	$1		—	[3]	$(1)	— [3]	$150	15
Class P2	4,900	490	22,269	2,059	139		12		(1,358)	(126)	25,950	2,435

Total net increase (decrease)	$5,000	500	$22,319	2,064	$140		12		$(1,359)	(126)	$26,100	2,450

Managed Risk International Fund

	Proceeds from initial capitalization		Sales[1]			Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1			$15	—	[3]	$—	[3]	—	[3]	$— [3]	— [3]	$15	1
Class P2			16,329	1,525		9		1		(1,092)	(102)	15,246	1,424

Total net increase (decrease)			$16,344	1,525		$9		1		$(1,092)	(102)	$15,261	1,425

Year ended December 31, 2013[5]
Class P1	$100	10	$—	—		$1		—	[3]	$— [3]	— [3]	$101	10
Class P2	4,900	490	11,094	1,073		113		11		(228)	(23)	15,879	1,551

Total net increase (decrease)	$5,000	500	$11,094	1,073		$114		11		$(228)	(23)	$15,980	1,561

Managed Risk Blue Chip Income and Growth Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1			$35	3	$—	[3]	—	[3]	$— [3]	— [3]	$35	3
Class P2			20,819	1,858	4		—	[3]	(1,820)	(162)	19,003	1,696

Total net increase (decrease)			$20,854	1,861	$4		—	[3]	$(1,820)	(162)	$19,038	1,699

Year ended December 31, 2013[5]
Class P1	$100	10	$11	1	$2		—	[3]	$— [3]	— [3]	$113	11
Class P2	4,900	490	19,819	1,894	340		32		(431)	(41)	24,628	2,375

Total net increase (decrease)	$5,000	500	$19,830	1,895	$342		32		$(431)	(41)	$24,741	2,386

American Funds Insurance Series

Managed Risk Growth-Income Fund

	Proceeds from initial capitalization		Sales[1]		Reinvestments of dividends				Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount		Shares		Amount	Shares	Amount		Shares
Six months ended June 30, 2014
Class P1			$—	—	$—	[3]	—	[3]	$— [3]	— [3]	$—	[3]	—	[3]
Class P2			20,363	1,758	3		—	[3]	(2,509)	(216)	17,857		1,542

Total net increase (decrease)			$20,363	1,758	$3		—	[3]	$(2,509)	(216)	$17,857		1,542

Year ended December 31, 2013[5]
Class P1	$100	10	$6	1	$1		—	[3]	$—	—	$107		11
Class P2	4,900	490	17,350	1,603	201		18		(226)	(21)	22,225		2,090

Total net increase (decrease)	$5,000	500	$17,356	1,604	$202		18		$(226)	(21)	$22,332		2,101

Managed Risk Asset Allocation Fund

	Sales[1]		Reinvestments of dividends		Repurchases[1]		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2014
Class P1	$75,145	6,293	$15	1	$(3)	— [3]	$75,157	6,294
Class P2	611,381	51,318	112	9	(16,200)	(1,329)	595,293	49,998

Total net increase (decrease)	$686,526	57,611	$127	10	$(16,203)	(1,329)	$670,450	56,292

Year ended December 31, 2013
Class P1	$98,804	8,801	$1,126	96	$(5,829)	(521)	$94,101	8,376
Class P2	728,422	64,675	7,025	598	(11,691)	(1,045)	723,756	64,228

Total net increase (decrease)	$827,226	73,476	$8,151	694	$(17,520)	(1,566)	$817,857	72,604

[1]	Includes exchanges between share classes of the fund.
[2]	For the year ended December 31, 2013, includes amounts and shares issued to acquire the net assets of Global Discovery Fund.
[3]	Amount less than one thousand.
[4]	For the period May 1, 2014, commencement of operations, through June 30, 2014.
[5]	For the period May 1, 2013, commencement of operations, through December 31, 2013.

9. Investment transactions and other disclosures

The following tables present additional information for the six months ended June 30, 2014 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Blue Chip Income and Growth Fund
Purchases of investment securities*	$818,007	$655,805	$3,762,636	$667,318	$542,130	$1,275,285
Sales of investment securities*	1,071,867	653,796	5,342,700	1,953,023	556,662	1,491,229
Non-U.S. taxes paid on dividend income	5,046	886	3,538	11,439	2,097	528
Non-U.S. taxes paid on interest income	—	—	—	—	48	—
Non-U.S. taxes paid on realized gains	—	—	—	—	2	—
Non-U.S. taxes provided on unrealized gains	—	—	—	6,203	3,469	—
Dividends from affiliated issuers	—	134	1,484	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

See end of tables for footnote.

American Funds Insurance Series

	Global Growth and Income Fund	Growth- Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund	Global Balanced Fund
Purchases of investment securities*	$355,439	$2,377,583	$170,996	$25,906	$4,768,713	$50,512
Sales of investment securities*	450,433	3,436,071	125,590	420	4,913,980	40,817
Non-U.S. taxes paid on dividend income	2,094	3,785	1,761	4	1,815	145
Non-U.S. taxes paid on interest income	—	—	—	—	—	4
Non-U.S. taxes paid on realized gains	—	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	130	2,855	216	—	—	—
Dividends from affiliated issuers	658	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—	—

	Bond Fund	Global Bond Fund	High- Income Bond Fund	Mortgage Fund	U.S. Government/ AAA-Rated Securities Fund
Purchases of investment securities*	$8,044,488	$1,661,378	$670,651	$595,005	$3,189,730
Sales of investment securities*	7,853,394	1,733,262	566,328	585,314	3,271,977
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	13	152	—	—	—
Non-U.S. taxes paid on realized gains	—	82	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	—	—	—	—	—
Net realized gain from affiliated issuers	—	—	—	—	—

	Managed Risk Growth Fund	Managed Risk International Fund	Managed Risk Blue Chip Income and Growth Fund	Managed Risk Growth- Income Fund	Managed Risk Asset Allocation Fund
Purchases of investment securities*	$27,187	$15,286	$19,500	$20,479	$691,018
Sales of investment securities*	1,256	1,224	1,604	2,634	5,971
Non-U.S. taxes paid on dividend income	—	—	—	—	—
Non-U.S. taxes paid on interest income	—	—	—	—	—
Non-U.S. taxes paid on realized gains	—	—	—	—	—
Non-U.S. taxes provided on unrealized gains	—	—	—	—	—
Dividends from affiliated issuers	2,545	29	185	1,893	73,741
Net realized gain from affiliated issuers	192	140	210	454	1,053

*	Excludes short-term securities and U.S. government obligations, if any.

10. Ownership concentration

At June 30, 2014, CRMC held aggregate ownership of 72%, 18%, 11%, 17%, 12% and 14% of the outstanding shares of Capital Income Builder, Global Balanced Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Blue Chip Income and Growth Fund, and Managed Risk Growth-Income Fund. The ownership represents the seed money invested in the funds when each fund began operations.

American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Global Growth Fund
Class 1
6/30/14[2,3]	$30.11	$.25	[4]	$.50	$.75	$(.12)	$(2.94)	$(3.06)	$27.80	2.65%	$1,571		.55%[5]		1.69%[4,5]
12/31/13	23.58	.31		6.62	6.93	(.40)	—	(.40)	30.11	29.51	1,508		.55		1.17
12/31/12	19.40	.30		4.14	4.44	(.26)	—	(.26)	23.58	22.89	1,466		.56		1.38
12/31/11	21.61	.29		(2.16)	(1.87)	(.34)	—	(.34)	19.40	(8.66)	1,277		.55		1.37
12/31/10	19.61	.30		2.04	2.34	(.34)	—	(.34)	21.61	12.04	1,227		.56		1.54
12/31/09	13.96	.26		5.67	5.93	(.28)	—	(.28)	19.61	42.58	1,037		.56		1.59
Class 2
6/30/14[2,3]	29.92	.21	[4]	.50	.71	(.11)	(2.94)	(3.05)	27.58	2.52	4,253		.80	[5]	1.43	[4,5]
12/31/13	23.44	.24		6.58	6.82	(.34)	—	(.34)	29.92	29.18	4,379		.80		.91
12/31/12	19.29	.24		4.11	4.35	(.20)	—	(.20)	23.44	22.56	3,723		.81		1.13
12/31/11	21.48	.24		(2.15)	(1.91)	(.28)	—	(.28)	19.29	(8.89)	3,535		.80		1.13
12/31/10	19.50	.25		2.03	2.28	(.30)	—	(.30)	21.48	11.75	4,308		.81		1.30
12/31/09	13.88	.22		5.64	5.86	(.24)	—	(.24)	19.50	42.30	4,100		.82		1.36
Class 4
6/30/14[2,3]	30.07	.17	[4]	.50	.67	(.12)	(2.94)	(3.06)	27.68	2.38	9		1.05	[5]	1.16	[4,5]
12/31/13	23.58	.13		6.77	6.90	(.41)	—	(.41)	30.07	29.36	1		1.05		.43
12/31/12[2,6]	23.53	.01		.29	.30	(.25)	—	(.25)	23.58	1.27 [7]	—	[8]	.02	[7]	.04	[7]

Global Small Capitalization Fund
Class 1
6/30/14[2,3]	$25.69	$.08		$1.76	$1.84	$—	$(.12)	$(.12)	$27.41	7.16%	$1,406		.73%[5]		.60%[5]
12/31/13	20.16	.04		5.70	5.74	(.21)	—	(.21)	25.69	28.60	1,241		.74		.17
12/31/12	17.28	.09		3.09	3.18	(.30)	—	(.30)	20.16	18.51	1,019		.75		.46
12/31/11	21.67	.07		(4.14)	(4.07)	(.32)	—	(.32)	17.28	(18.94)	795		.74		.36
12/31/10	18.00	.13		3.91	4.04	(.37)	—	(.37)	21.67	22.76	818		.75		.69
12/31/09	11.18	.09		6.80	6.89	(.07)	—	(.07)	18.00	61.63	604		.76		.61
Class 2
6/30/14[2,3]	25.25	.04		1.75	1.79	—	(.12)	(.12)	26.92	7.09	3,006		.98	[5]	.34	[5]
12/31/13	19.86	(.01)		5.60	5.59	(.20)	—	(.20)	25.25	28.28	2,955		.99		(.05)
12/31/12	17.04	.04		3.03	3.07	(.25)	—	(.25)	19.86	18.18	2,603		1.00		.20
12/31/11	21.35	.02		(4.06)	(4.04)	(.27)	—	(.27)	17.04	(19.14)	2,450		.99		.10
12/31/10	17.74	.08		3.86	3.94	(.33)	—	(.33)	21.35	22.41	3,189		1.00		.45
12/31/09	11.03	.05		6.70	6.75	(.04)	—	(.04)	17.74	61.30	2,678		1.01		.36
Class 4
6/30/14[2,3]	25.57	.03		1.75	1.78	—	(.12)	(.12)	27.23	6.96	9		1.23	[5]	.20	[5]
12/31/13	20.16	(.12)		5.74	5.62	(.21)	—	(.21)	25.57	28.01	4		1.24		(.50)
12/31/12[2,6]	19.68	.01		.54	.55	(.07)	—	(.07)	20.16	2.80 [7]	—	[8]	.04	[7]	.04	[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

Growth Fund
Class 1
6/30/14[2,3]	$78.54	$.59	[4]	$3.77	$4.36	$(.39)	$(3.90)	$(4.29)	$78.61	5.65%	$7,147		.35%[5]		1.50%[4,5]
12/31/13	60.90	.64		17.84	18.48	(.84)	—	(.84)	78.54	30.43	7,003		.35		.93
12/31/12	52.07	.63		8.83	9.46	(.63)	—	(.63)	60.90	18.19	7,116		.35		1.10
12/31/11	54.78	.45		(2.68)	(2.23)	(.48)	—	(.48)	52.07	(4.06)	7,426		.34		.81
12/31/10	46.45	.49		8.32	8.81	(.48)	—	(.48)	54.78	19.01	8,011		.34		1.02
12/31/09	33.51	.35		12.94	13.29	(.35)	—	(.35)	46.45	39.74	6,565		.35		.91
Class 2
6/30/14[2,3]	77.94	.49	[4]	3.74	4.23	(.03)	(3.90)	(3.93)	78.24	5.52	16,114		.60	[5]	1.25	[4,5]
12/31/13	60.45	.47		17.68	18.15	(.66)	—	(.66)	77.94	30.11	16,334		.60		.68
12/31/12	51.68	.47		8.77	9.24	(.47)	—	(.47)	60.45	17.89	14,911		.60		.83
12/31/11	54.35	.30		(2.63)	(2.33)	(.34)	—	(.34)	51.68	(4.27)	16,701		.59		.55
12/31/10	46.10	.36		8.24	8.60	(.35)	—	(.35)	54.35	18.68	19,896		.59		.76
12/31/09	33.27	.25		12.84	13.09	(.26)	—	(.26)	46.10	39.41	18,201		.60		.66
Class 3
6/30/14[2,3]	78.62	.52	[4]	3.78	4.30	(.14)	(3.90)	(4.04)	78.88	5.56	214		.53	[5]	1.32	[4,5]
12/31/13	60.97	.52		17.84	18.36	(.71)	—	(.71)	78.62	30.20	216		.53		.75
12/31/12	52.13	.53		8.83	9.36	(.52)	—	(.52)	60.97	17.97	189		.53		.92
12/31/11	54.82	.34		(2.66)	(2.32)	(.37)	—	(.37)	52.13	(4.21)	189		.52		.62
12/31/10	46.49	.40		8.31	8.71	(.38)	—	(.38)	54.82	18.76	232		.52		.82
12/31/09	33.54	.28		12.95	13.23	(.28)	—	(.28)	46.49	39.51	230		.53		.72
Class 4
6/30/14[2,3]	78.32	.39	[4]	3.76	4.15	(.27)	(3.90)	(4.17)	78.30	5.41	8		.85	[5]	1.01	[4,5]
12/31/13	60.90	.29		17.90	18.19	(.77)	—	(.77)	78.32	29.96	5		.85		.40
12/31/12[2,6]	60.55	.03		.78	.81	(.46)	—	(.46)	60.90	1.33 [7]	—	[8]	.02	[7]	.05	[7]

International Fund
Class 1
6/30/14[2,3]	$21.22	$.26		$.57	$.83	$(.02)	$—	$(.02)	$22.03	3.92%	$3,458		.54%[5]		2.45%[5]
12/31/13	17.68	.27		3.59	3.86	(.32)	—	(.32)	21.22	21.91	3,324		.54		1.41
12/31/12	15.21	.30		2.47	2.77	(.30)	—	(.30)	17.68	18.21	3,618		.54		1.81
12/31/11	18.05	.35		(2.84)	(2.49)	(.35)	—	(.35)	15.21	(13.76)	3,314		.53		2.03
12/31/10	17.17	.28		.99	1.27	(.39)	—	(.39)	18.05	7.52	3,490		.53		1.69
12/31/09	12.22	.24		5.04	5.28	(.25)	(.08)	(.33)	17.17	43.50	2,851		.54		1.70
Class 2
6/30/14[2,3]	21.15	.22		.58	.80	(.01)	—	(.01)	21.94	3.78	4,742		.79	[5]	2.12	[5]
12/31/13	17.62	.22		3.58	3.80	(.27)	—	(.27)	21.15	21.64	5,916		.79		1.15
12/31/12	15.16	.26		2.45	2.71	(.25)	—	(.25)	17.62	17.91	5,465		.79		1.57
12/31/11	17.98	.31		(2.82)	(2.51)	(.31)	—	(.31)	15.16	(13.96)	5,210		.78		1.81
12/31/10	17.11	.24		.98	1.22	(.35)	—	(.35)	17.98	7.23	6,615		.78		1.46
12/31/09	12.19	.21		5.01	5.22	(.22)	(.08)	(.30)	17.11	43.07	6,411		.79		1.48
Class 3
6/30/14[2,3]	21.24	.24		.58	.82	(.02)	—	(.02)	22.04	3.84	44		.72	[5]	2.26	[5]
12/31/13	17.70	.23		3.59	3.82	(.28)	—	(.28)	21.24	21.67	46		.72		1.22
12/31/12	15.23	.27		2.47	2.74	(.27)	—	(.27)	17.70	17.97	44		.72		1.65
12/31/11	18.05	.33		(2.83)	(2.50)	(.32)	—	(.32)	15.23	(13.85)	43		.71		1.90
12/31/10	17.18	.26		.97	1.23	(.36)	—	(.36)	18.05	7.26	61		.71		1.54
12/31/09	12.23	.22		5.04	5.26	(.23)	(.08)	(.31)	17.18	43.25	68		.72		1.54
Class 4
6/30/14[2,3]	21.16	.21		.57	.78	(.02)	—	(.02)	21.92	3.67	8		1.04	[5]	1.96	[5]
12/31/13	17.68	(.01)		3.79	3.78	(.30)	—	(.30)	21.16	21.48	2		1.04		(.07)
12/31/12[2,6]	17.79	.01		.16	.17	(.28)	—	(.28)	17.68	.98 [7]	—	[8]	.02	[7]	.05	[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

New World Fund
Class 1
6/30/14[2,3]	$25.08	$.22	[4]	$1.02	$1.24	$(.04)	$(2.44)	$(2.48)	$23.84	5.00%	$1,520		.77%[5]		1.79%[4,5]
12/31/13	22.93	.34		2.31	2.65	(.39)	(.11)	(.50)	25.08	11.66	1,388		.78		1.45
12/31/12	19.65	.33		3.23	3.56	(.28)	—	(.28)	22.93	18.13	1,140		.79		1.54
12/31/11	23.28	.36		(3.55)	(3.19)	(.44)	—	(.44)	19.65	(13.75)	826		.78		1.62
12/31/10	20.04	.37		3.25	3.62	(.38)	—	(.38)	23.28	18.20	774		.80		1.76
12/31/09	13.57	.34		6.42	6.76	(.29)	—	(.29)	20.04	49.95	500		.82		2.02
Class 2
6/30/14[2,3]	24.88	.19	[4]	1.01	1.20	(.03)	(2.44)	(2.47)	23.61	4.88	1,289		1.02	[5]	1.54	[4,5]
12/31/13	22.75	.28		2.29	2.57	(.33)	(.11)	(.44)	24.88	11.38	1,307		1.03		1.22
12/31/12	19.50	.28		3.19	3.47	(.22)	—	(.22)	22.75	17.82	1,378		1.04		1.31
12/31/11	23.09	.30		(3.51)	(3.21)	(.38)	—	(.38)	19.50	(13.95)	1,350		1.03		1.37
12/31/10	19.89	.31		3.22	3.53	(.33)	—	(.33)	23.09	17.87	1,739		1.05		1.52
12/31/09	13.47	.29		6.38	6.67	(.25)	—	(.25)	19.89	49.65	1,492		1.07		1.78
Class 4
6/30/14[2,3]	24.99	.16	[4]	1.01	1.17	(.04)	(2.44)	(2.48)	23.68	4.71	29		1.27	[5]	1.28	[4,5]
12/31/13	22.93	.14		2.41	2.55	(.38)	(.11)	(.49)	24.99	11.20	8		1.29		.56
12/31/12[2,6]	22.83	.01		.35	.36	(.26)	—	(.26)	22.93	1.58 [7]	—	[8]	.04	[7]	.04	[7]

Blue Chip Income and Growth Fund
Class 1
6/30/14[2,3]	$13.12	$.31	[4]	$.76	$1.07	$(.06)	$—	$(.06)	$14.13	8.16%	$3,083		.42%[5]		4.69%[4,5]
12/31/13	10.05	.27		3.06	3.33	(.26)	—	(.26)	13.12	33.26	2,814		.42		2.27
12/31/12	9.00	.24		1.04	1.28	(.23)	—	(.23)	10.05	14.18	1,357		.43		2.41
12/31/11	9.25	.19		(.25)	(.06)	(.19)	—	(.19)	9.00	(.63)	992		.42		2.08
12/31/10	8.37	.18		.87	1.05	(.17)	—	(.17)	9.25	12.61	674		.44		2.10
12/31/09	6.67	.16		1.71	1.87	(.17)	—	(.17)	8.37	28.18	408		.44		2.26
Class 2
6/30/14[2,3]	13.02	.29	[4]	.75	1.04	(.05)	—	(.05)	14.01	8.02	3,755		.67	[5]	4.46	[4,5]
12/31/13	9.97	.23		3.05	3.28	(.23)	—	(.23)	13.02	33.00	3,755		.67		2.03
12/31/12	8.93	.21		1.03	1.24	(.20)	—	(.20)	9.97	13.88	3,382		.68		2.17
12/31/11	9.18	.17		(.26)	(.09)	(.16)	—	(.16)	8.93	(.90)	3,340		.67		1.83
12/31/10	8.31	.16		.86	1.02	(.15)	—	(.15)	9.18	12.33	3,677		.69		1.87
12/31/09	6.62	.14		1.70	1.84	(.15)	—	(.15)	8.31	27.97	3,344		.69		2.06
Class 4
6/30/14[2,3]	13.12	.32	[4]	.72	1.04	(.06)	—	(.06)	14.10	7.92	1		.92	[5]	4.74	[4,5]
12/31/13	10.05	.18		3.15	3.33	(.26)	—	(.26)	13.12	33.27	—	[8]	.86		1.39
12/31/12[2,6]	10.20	.01		.03	.04	(.19)	—	(.19)	10.05	.38 [7]	—	[8]	.02	[7]	.10	[7]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Global Growth and Income Fund
Class 1
6/30/14[2,3]	$12.53	$.31	[4]	$.52	$.83	$(.07)	$—	$(.07)	$13.29	6.60%	$197		.63%[5]		4.94%[4,5]
12/31/13	10.56	.39		2.00	2.39	(.42)	—	(.42)	12.53	22.81	206		.62		3.35
12/31/12	9.20	.25		1.39	1.64	(.28)	—	(.28)	10.56	17.93	180		.62		2.56
12/31/11	9.96	.28		(.75)	(.47)	(.29)	—	(.29)	9.20	(4.68)	161		.61		2.86
12/31/10	9.14	.23		.85	1.08	(.26)	—	(.26)	9.96	12.02	171		.61		2.54
12/31/09	6.68	.20		2.47	2.67	(.21)	—	(.21)	9.14	40.11	160		.63		2.63
Class 2
6/30/14[2,3]	12.51	.30	[4]	.50	.80	(.06)	—	(.06)	13.25	6.41	1,805		.88	[5]	4.83	[4,5]
12/31/13	10.54	.36		2.00	2.36	(.39)	—	(.39)	12.51	22.54	1,822		.87		3.09
12/31/12	9.19	.23		1.38	1.61	(.26)	—	(.26)	10.54	17.56	1,837		.87		2.31
12/31/11	9.94	.25		(.74)	(.49)	(.26)	—	(.26)	9.19	(4.85)	1,839		.86		2.60
12/31/10	9.12	.21		.85	1.06	(.24)	—	(.24)	9.94	11.78	2,130		.86		2.28
12/31/09	6.67	.18		2.46	2.64	(.19)	—	(.19)	9.12	39.72	1,951		.88		2.42
Class 4
6/30/14[2,3]	12.50	.28	[4]	.50	.78	(.06)	—	(.06)	13.22	6.23	1		1.13	[5]	4.39	[4,5]
12/31/13	10.55	.28		2.09	2.37	(.42)	—	(.42)	12.50	22.60	1		1.12		2.27
12/31/12[2,6]	10.64	.01		.13	.14	(.23)	—	(.23)	10.55	1.27 [7]	—	[8]	.03	[7]	.08	[7]

Growth-Income Fund
Class 1
6/30/14[2,3]	$50.72	$.40		$3.15	$3.55	$(.16)	$(2.54)	$(2.70)	$51.57	7.06%	$10,300		.29%[5]		1.58%[5]
12/31/13	38.48	.66		12.31	12.97	(.73)	—	(.73)	50.72	33.82	9,857		.29		1.49
12/31/12	33.27	.66		5.25	5.91	(.70)	—	(.70)	38.48	17.79	9,782		.29		1.79
12/31/11	34.47	.61		(1.18)	(.57)	(.63)	—	(.63)	33.27	(1.60)	9,496		.28		1.77
12/31/10	31.37	.56		3.10	3.66	(.56)	—	(.56)	34.47	11.72	9,370		.29		1.76
12/31/09	24.25	.49		7.13	7.62	(.50)	—	(.50)	31.37	31.54	8,142		.29		1.83
Class 2
6/30/14[2,3]	50.40	.34		3.12	3.46	(.13)	(2.54)	(2.67)	51.19	6.94	14,887		.54	[5]	1.33	[5]
12/31/13	38.24	.55		12.23	12.78	(.62)	—	(.62)	50.40	33.50	14,980		.54		1.25
12/31/12	33.07	.56		5.22	5.78	(.61)	—	(.61)	38.24	17.48	13,403		.54		1.53
12/31/11	34.25	.52		(1.16)	(.64)	(.54)	—	(.54)	33.07	(1.83)	13,235		.53		1.52
12/31/10	31.18	.48		3.07	3.55	(.48)	—	(.48)	34.25	11.43	16,668		.54		1.52
12/31/09	24.11	.42		7.09	7.51	(.44)	—	(.44)	31.18	31.24	16,220		.54		1.60
Class 3
6/30/14[2,3]	50.77	.36		3.15	3.51	(.14)	(2.54)	(2.68)	51.60	6.99	191		.47	[5]	1.40	[5]
12/31/13	38.52	.58		12.32	12.90	(.65)	—	(.65)	50.77	33.58	193		.47		1.32
12/31/12	33.30	.59		5.26	5.85	(.63)	—	(.63)	38.52	17.59	168		.47		1.60
12/31/11	34.49	.55		(1.18)	(.63)	(.56)	—	(.56)	33.30	(1.77)	172		.46		1.59
12/31/10	31.39	.50		3.09	3.59	(.49)	—	(.49)	34.49	11.50	209		.47		1.59
12/31/09	24.27	.45		7.12	7.57	(.45)	—	(.45)	31.39	31.30	225		.47		1.68
Class 4
6/30/14[2,3]	50.56	.29		3.11	3.40	(.14)	(2.54)	(2.68)	51.28	6.80	8		.79	[5]	1.14	[5]
12/31/13	38.47	.45		12.33	12.78	(.69)	—	(.69)	50.56	33.32	3		.79		.96
12/31/12[2,6]	38.65	.01		.39	.40	(.58)	—	(.58)	38.47	1.02 [7]	—	[8]	.01	[7]	.03	[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

International Growth and Income Fund
Class 1
6/30/14[2,3]	$17.48	$.52	[4]	$.45	$.97	$—	$(.17)	$(.17)	$18.28	5.55%	$776		.69%[5]		5.88%[4,5]
12/31/13	15.29	.44		2.50	2.94	(.47)	(.28)	(.75)	17.48	19.39	696		.69		2.63
12/31/12	13.40	.37		1.89	2.26	(.37)	—	(.37)	15.29	16.84	203		.74		2.50
12/31/11	15.25	.47		(1.77)	(1.30)	(.44)	(.11)	(.55)	13.40	(8.51)	35		.73		3.17
12/31/10	14.92	.38		.68	1.06	(.33)	(.40)	(.73)	15.25	7.24	32		.74		2.61
12/31/09	10.92	.36		4.04	4.40	(.19)	(.21)	(.40)	14.92	40.38	28		.74		2.74
Class 2
6/30/14[2,3]	17.43	.50	[4]	.45	.95	—	(.17)	(.17)	18.21	5.45	269		.94	[5]	5.69	[4,5]
12/31/13	15.25	.38		2.51	2.89	(.43)	(.28)	(.71)	17.43	19.09	257		.94		2.28
12/31/12	13.37	.40		1.81	2.21	(.33)	—	(.33)	15.25	16.50	225		.99		2.77
12/31/11	15.21	.42		(1.75)	(1.33)	(.40)	(.11)	(.51)	13.37	(8.71)	199		.98		2.89
12/31/10	14.90	.35		.67	1.02	(.31)	(.40)	(.71)	15.21	6.92	180		.99		2.37
12/31/09	10.92	.26		4.10	4.36	(.17)	(.21)	(.38)	14.90	40.04	99		.99		1.89
Class 4
6/30/14[2,3]	17.45	.45	[4]	.48	.93	—	(.17)	(.17)	18.21	5.33	10		1.19	[5]	5.05	[4,5]
12/31/13	15.29	.03		2.87	2.90	(.46)	(.28)	(.74)	17.45	19.16	1		1.19		.18
12/31/12[2,6]	15.56	.01		.09	.10	(.37)	—	(.37)	15.29	.62 [7]	—	[8]	.04	[7]	.07	[7]

Capital Income Builder
Class 1
6/30/14[2,3,9]	$10.00	$.06		$.19	$.25	$(.06)	$—	$(.06)	$10.19	2.51%	$21		.09%		.63%
Class 2
6/30/14[2,3,9]	10.00	.06		.19	.25	(.06)	—	(.06)	10.19	2.51 [7]	—	[8]	.07	[7]	.64	[7]
Class 4
6/30/14[2,3,9]	10.00	.04		.20	.24	(.06)	—	(.06)	10.18	2.36	8		.18		.43

Asset Allocation Fund
Class 1
6/30/14[2,3]	$22.49	$.21		$.72	$.93	$(.07)	$(1.12)	$(1.19)	$22.23	4.14%	$11,225		.30%[5]		1.92%[5]
12/31/13	18.43	.35		4.07	4.42	(.36)	—	(.36)	22.49	24.04	10,515		.31		1.71
12/31/12	16.17	.37		2.28	2.65	(.39)	—	(.39)	18.43	16.44	7,199		.31		2.11
12/31/11	16.28	.37		(.12)	.25	(.36)	—	(.36)	16.17	1.56	5,932		.31		2.25
12/31/10	14.75	.35		1.52	1.87	(.34)	—	(.34)	16.28	12.75	5,235		.31		2.33
12/31/09	12.16	.35		2.59	2.94	(.35)	—	(.35)	14.75	24.27	4,151		.32		2.65
Class 2
6/30/14[2,3]	22.33	.18		.71	.89	(.06)	(1.12)	(1.18)	22.04	4.00	5,715		.55	[5]	1.67	[5]
12/31/13	18.31	.30		4.03	4.33	(.31)	—	(.31)	22.33	23.69	5,760		.56		1.47
12/31/12	16.06	.33		2.27	2.60	(.35)	—	(.35)	18.31	16.19	5,225		.56		1.86
12/31/11	16.17	.33		(.13)	.20	(.31)	—	(.31)	16.06	1.30	5,151		.56		1.99
12/31/10	14.65	.31		1.51	1.82	(.30)	—	(.30)	16.17	12.50	5,689		.57		2.08
12/31/09	12.08	.32		2.56	2.88	(.31)	—	(.31)	14.65	23.98	5,537		.58		2.45
Class 3
6/30/14[2,3]	22.51	.19		.71	.90	(.06)	(1.12)	(1.18)	22.23	4.02	42		.48	[5]	1.74	[5]
12/31/13	18.45	.32		4.06	4.38	(.32)	—	(.32)	22.51	23.81	42		.49		1.54
12/31/12	16.18	.34		2.29	2.63	(.36)	—	(.36)	18.45	16.28	38		.49		1.93
12/31/11	16.29	.34		(.13)	.21	(.32)	—	(.32)	16.18	1.36	38		.49		2.05
12/31/10	14.75	.32		1.53	1.85	(.31)	—	(.31)	16.29	12.62	44		.50		2.15
12/31/09	12.17	.33		2.57	2.90	(.32)	—	(.32)	14.75	23.95	44		.51		2.53
Class 4
6/30/14[2,3]	22.46	.16		.71	.87	(.07)	(1.12)	(1.19)	22.14	3.88	7		.80	[5]	1.40	[5]
12/31/13	18.43	.27		4.12	4.39	(.36)	—	(.36)	22.46	23.89	1		.79		1.22
12/31/12[2,6]	18.52	.01		.21	.22	(.31)	—	(.31)	18.43	1.17 [7]	—	[8]	.01	[7]	.08	[7]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets

Global Balanced Fund
Class 1
6/30/14[2,3]	$11.37	$.16	[4]	$.39	$.55	$— [11]	$(.10)	$(.10)	$11.82	4.84%	$38		.71%[5]		2.81%[4,5]
12/31/13	10.34	.22		1.07	1.29	(.18)	(.08)	(.26)	11.37	12.56	36		.70		2.05
12/31/12	9.35	.20		.98	1.18	(.19)	—	(.19)	10.34	12.58	32		.72		2.00
12/31/11[2,10]	10.00	.13		(.72)	(.59)	(.06)	—	(.06)	9.35	(5.89)	28		.69	[5]	1.99	[5]
Class 2
6/30/14[2,3]	11.35	.15	[4]	.39	.54	— [11]	(.10)	(.10)	11.79	4.77	175		.96	[5]	2.57	[4,5]
12/31/13	10.33	.20		1.06	1.26	(.16)	(.08)	(.24)	11.35	12.23	156		.95		1.79
12/31/12	9.35	.17		.97	1.14	(.16)	—	(.16)	10.33	12.24	119		.97		1.76
12/31/11[2,10]	10.00	.09		(.69)	(.60)	(.05)	—	(.05)	9.35	(5.97)	72		.94	[5]	1.45	[5]
Class 4
6/30/14[2,3]	11.35	.16	[4]	.39	.55	— [11]	(.10)	(.10)	11.80	4.85 [7]	—	[8]	.68	[5,7]	2.78	[4,5,7]
12/31/13	10.33	.22		1.06	1.28	(.18)	(.08)	(.26)	11.35	12.49 [7]	—	[8]	.71	[7]	1.98	[7]
12/31/12[2,6]	10.47	.01		.03	.04	(.18)	—	(.18)	10.33	.40 [7]	—	[8]	.03	[7]	.05	[7]

Bond Fund
Class 1
6/30/14[2,3]	$10.73	$.12		$.32	$.44	$(.04)	$— [11]	$(.04)	$11.13	4.15%	$4,825		.38%[5]		2.22%[5]
12/31/13	11.29	.22		(.43)	(.21)	(.23)	(.12)	(.35)	10.73	(1.89)	4,506		.39		2.01
12/31/12	10.99	.25		.36	.61	(.31)	—	(.31)	11.29	5.58	3,917		.39		2.23
12/31/11	10.67	.32		.36	.68	(.36)	—	(.36)	10.99	6.41	4,354		.38		2.89
12/31/10	10.33	.33		.36	.69	(.35)	—	(.35)	10.67	6.73	4,768		.38		3.03
12/31/09	9.45	.42		.80	1.22	(.34)	—	(.34)	10.33	12.83	3,775		.39		4.19
Class 2
6/30/14[2,3]	10.61	.11		.32	.43	(.04)	— [11]	(.04)	11.00	4.05	4,686		.63	[5]	1.97	[5]
12/31/13	11.17	.19		(.43)	(.24)	(.20)	(.12)	(.32)	10.61	(2.16)	4,763		.64		1.76
12/31/12	10.87	.22		.36	.58	(.28)	—	(.28)	11.17	5.37	5,044		.64		1.97
12/31/11	10.56	.29		.35	.64	(.33)	—	(.33)	10.87	6.10	4,984		.63		2.64
12/31/10	10.23	.30		.36	.66	(.33)	—	(.33)	10.56	6.44	5,074		.63		2.79
12/31/09	9.36	.40		.79	1.19	(.32)	—	(.32)	10.23	12.61	4,635		.64		4.00
Class 4
6/30/14[2,3]	10.69	.09		.33	.42	(.04)	— [11]	(.04)	11.07	3.95	10		.88	[5]	1.73	[5]
12/31/13	11.29	.17		(.43)	(.26)	(.22)	(.12)	(.34)	10.69	(2.34)	3		.89		1.58
12/31/12[2,6]	11.55	.01		(.02)	(.01)	(.25)	—	(.25)	11.29	(.04)[7]	—	[8]	.02	[7]	.10	[7]

Global Bond Fund
Class 1
6/30/14[2,3]	$11.88	$.15		$.55	$.70	$(.04)	$(.11)	$(.15)	$12.43	5.87%	$1,220		.56%[5]		2.52%[5]
12/31/13	12.32	.28		(.58)	(.30)	—	(.14)	(.14)	11.88	(2.40)	1,093		.56		2.37
12/31/12	11.96	.28		.48	.76	(.29)	(.11)	(.40)	12.32	6.43	959		.56		2.29
12/31/11	11.82	.36		.22	.58	(.37)	(.07)	(.44)	11.96	4.86	619		.56		2.97
12/31/10	11.57	.41		.21	.62	(.37)	—	(.37)	11.82	5.44	325		.57		3.42
12/31/09	10.68	.45		.62	1.07	(.18)	—	(.18)	11.57	10.04	162		.59		4.06
Class 2
6/30/14[2,3]	11.81	.14		.53	.67	(.01)	(.11)	(.12)	12.36	5.62	1,505		.81	[5]	2.28	[5]
12/31/13	12.27	.25		(.57)	(.32)	—	(.14)	(.14)	11.81	(2.58)	1,496		.81		2.11
12/31/12	11.91	.25		.48	.73	(.26)	(.11)	(.37)	12.27	6.19	1,664		.81		2.06
12/31/11	11.78	.33		.21	.54	(.34)	(.07)	(.41)	11.91	4.54	1,639		.81		2.75
12/31/10	11.53	.38		.22	.60	(.35)	—	(.35)	11.78	5.23	1,497		.83		3.21
12/31/09	10.66	.42		.61	1.03	(.16)	—	(.16)	11.53	9.69	1,203		.84		3.79
Class 4
6/30/14[2,3]	11.87	.12		.55	.67	(.04)	(.11)	(.15)	12.39	5.63	—	[8]	1.06	[5]	1.95	[5]
12/31/13	12.31	.27		(.57)	(.30)	—	(.14)	(.14)	11.87	(2.41)	—	[8]	.79		2.25
12/31/12[2,6]	12.53	.01		(.04)	(.03)	(.19)	—	(.19)	12.31	(.28)[7]	—	[8]	.02	[7]	.11	[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets

High-Income Bond Fund
Class 1
6/30/14[2,3]	$11.13	$.34		$.13	$.47	$(.11)	$—	$(.11)	$11.49	4.25%	$956		.48%[5]		6.05%[5]
12/31/13	11.16	.75		.01	.76	(.79)	—	(.79)	11.13	6.89	856		.48		6.54
12/31/12	10.54	.81		.64	1.45	(.83)	—	(.83)	11.16	13.90	894		.48		7.25
12/31/11	11.20	.88		(.64)	.24	(.90)	—	(.90)	10.54	2.18	787		.47		7.70
12/31/10	10.49	.91		.68	1.59	(.88)	—	(.88)	11.20	15.38	769		.48		8.15
12/31/09	8.05	.75		2.41	3.16	(.72)	—	(.72)	10.49	39.45	635		.48		7.86
Class 2
6/30/14[2,3]	10.99	.32		.14	.46	(.11)	—	(.11)	11.34	4.17	1,044		.73	[5]	5.81	[5]
12/31/13	11.03	.71		.01	.72	(.76)	—	(.76)	10.99	6.60	1,061		.73		6.29
12/31/12	10.42	.78		.63	1.41	(.80)	—	(.80)	11.03	13.70	1,135		.73		7.00
12/31/11	11.08	.84		(.63)	.21	(.87)	—	(.87)	10.42	1.92	1,064		.72		7.44
12/31/10	10.39	.87		.68	1.55	(.86)	—	(.86)	11.08	15.07	1,142		.73		7.91
12/31/09	7.99	.71		2.39	3.10	(.70)	—	(.70)	10.39	38.94	1,063		.74		7.62
Class 3
6/30/14[2,3]	11.16	.33		.13	.46	(.11)	—	(.11)	11.51	4.21	19		.66	[5]	5.88	[5]
12/31/13	11.18	.73		.02	.75	(.77)	—	(.77)	11.16	6.77	19		.66		6.36
12/31/12	10.56	.80		.63	1.43	(.81)	—	(.81)	11.18	13.67	21		.66		7.07
12/31/11	11.22	.86		(.64)	.22	(.88)	—	(.88)	10.56	1.97	21		.65		7.51
12/31/10	10.51	.89		.68	1.57	(.86)	—	(.86)	11.22	15.14	23		.66		7.98
12/31/09	8.07	.73		2.42	3.15	(.71)	—	(.71)	10.51	39.14	24		.67		7.69
Class 4
6/30/14[2,3]	11.12	.31		.14	.45	(.11)	—	(.11)	11.46	4.08	5		.98	[5]	5.51	[5]
12/31/13	11.16	.67		.08	.75	(.79)	—	(.79)	11.12	6.81	—	[8]	.93		5.82
12/31/12[2,6]	11.80	.04		— [11]	.04	(.68)	—	(.68)	11.16	.34 [7]	—	[8]	.02	[7]	.35	[7]

Mortgage Fund
Class 1
6/30/14[2,3]	$10.23	$.08		$.34	$.42	$— [11]	$—	$— [11]	$10.65	4.12%	$233		.45%[5]		1.54%[5]
12/31/13	10.47	.04		(.18)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)	198		.44		.35
12/31/12	10.37	.01		.25	.26	(.06)	(.10)	(.16)	10.47	2.57	87		.45		.08
12/31/11[2,10]	10.00	—	[11]	.48	.48	(.01)	(.10)	(.11)	10.37	4.78	55		.42	[5]	.04	[5]
Class 2
6/30/14[2,3]	10.22	.07		.34	.41	— [11]	—	— [11]	10.63	4.02	51		.70	[5]	1.29	[5]
12/31/13	10.46	—	[11]	(.17)	(.17)	(.05)	(.02)	(.07)	10.22	(1.68)	49		.69		(.02)
12/31/12	10.36	(.02)		.26	.24	(.04)	(.10)	(.14)	10.46	2.38	49		.70		(.16)
12/31/11[2,10]	10.00	(.02)		.48	.46	— [11]	(.10)	(.10)	10.36	4.60	22		.67	[5]	(.25)[5]
Class 4
6/30/14[2,3]	10.23	.06		.34	.40	— [11]	—	— [11]	10.63	3.92	—	[8]	.94	[5]	1.14	[5]
12/31/13	10.47	.02		(.16)	(.14)	(.08)	(.02)	(.10)	10.23	(1.41)[7]	—	[8]	.38	[7]	.23	[7]
12/31/12[2,6]	10.60	—	[11]	.01	.01	(.06)	(.08)	(.14)	10.47	.09 [7]	—	[8]	.02	[7]	.04	[7]

American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[1][2]		Ratio of net income (loss) to average net assets[12]

U.S. Government/AAA-Rated Securities Fund
Class 1
6/30/14[2,3]	$11.94	$.09	$.38	$.47	$(.03)	$—	$(.03)	$12.38	3.92%	$1,695		.35%[5]		.35%[5]		1.56%[5]
12/31/13	12.75	.08	(.44)	(.36)	(.11)	(.34)	(.45)	11.94	(2.87)	1,584		.35		.35		.67
12/31/12	13.00	.10	.18	.28	(.16)	(.37)	(.53)	12.75	2.22	1,809		.34		.34		.75
12/31/11	12.59	.23	.74	.97	(.26)	(.30)	(.56)	13.00	7.85	1,785		.34		.34		1.83
12/31/10	12.18	.26	.46	.72	(.25)	(.06)	(.31)	12.59	5.94	1,492		.39		.36		2.07
12/31/09	12.29	.37	(.03)	.34	(.34)	(.11)	(.45)	12.18	2.79	999		.41		.41		2.99
Class 2
6/30/14[2,3]	11.83	.08	.37	.45	(.02)	—	(.02)	12.26	3.83	1,795		.60	[5]	.60	[5]	1.31	[5]
12/31/13	12.63	.05	(.43)	(.38)	(.08)	(.34)	(.42)	11.83	(3.08)	1,801		.60		.60		.42
12/31/12	12.89	.06	.18	.24	(.13)	(.37)	(.50)	12.63	1.91	1,995		.59		.59		.50
12/31/11	12.49	.20	.73	.93	(.23)	(.30)	(.53)	12.89	7.58	2,002		.59		.59		1.59
12/31/10	12.08	.23	.46	.69	(.22)	(.06)	(.28)	12.49	5.75	1,959		.64		.62		1.83
12/31/09	12.20	.34	(.03)	.31	(.32)	(.11)	(.43)	12.08	2.50	1,561		.66		.66		2.79
Class 3
6/30/14[2,3]	11.96	.08	.38	.46	(.02)	—	(.02)	12.40	3.88	13		.53	[5]	.53	[5]	1.38	[5]
12/31/13	12.76	.06	(.43)	(.37)	(.09)	(.34)	(.43)	11.96	(3.00)	14		.53		.53		.47
12/31/12	13.01	.07	.19	.26	(.14)	(.37)	(.51)	12.76	2.02	20		.52		.52		.58
12/31/11	12.61	.21	.73	.94	(.24)	(.30)	(.54)	13.01	7.56	24		.52		.52		1.65
12/31/10	12.19	.24	.47	.71	(.23)	(.06)	(.29)	12.61	5.82	26		.57		.55		1.92
12/31/09	12.30	.36	(.04)	.32	(.32)	(.11)	(.43)	12.19	2.58	27		.59		.59		2.91
Class 4
6/30/14[2,3]	11.93	.07	.37	.44	(.03)	—	(.03)	12.34	3.67	4		.85	[5]	.85	[5]	1.16	[5]
12/31/13	12.75	.08	(.44)	(.36)	(.12)	(.34)	(.46)	11.93	(2.95)	—	[8]	.84		.84		.68
12/31/12[2,6]	12.88	.01	(.01)	—	(.13)	—	(.13)	12.75	(.01)[7]	—	[8]	.02	[7]	.02	[7]	.05	[7]

														Ratio of expenses to average net assets

Cash Management Fund
Class 1
6/30/14[2,3]	$11.31	$(.01)	$—	[11]	$(.01)	$—	$—		$—	$11.30	(.09)%	$52		.34%[5]		(.26)%[5]
12/31/13	11.34	(.03)	—	[11]	(.03)	—	—		—	11.31	(.27)	57		.34		(.24)
12/31/12	11.36	(.03)	.01		(.02)	—	—		—	11.34	(.18)	66		.34		(.22)
12/31/11	11.39	(.02)	(.01)		(.03)	—	—		—	11.36	(.26)	75		.33		(.21)
12/31/10	11.40	(.02)	.01		(.01)	—	—		—	11.39	(.09)	83		.33		(.14)
12/31/09	11.44	(.01)	—	[11]	(.01)	(.03)	—	[11]	(.03)	11.40	(.10)	105		.33		(.08)
Class 2
6/30/14[2,3]	11.12	(.03)	—	[11]	(.03)	—	—		—	11.09	(.27)	350		.59	[5]	(.51)[5]
12/31/13	11.17	(.05)	—	[11]	(.05)	—	—		—	11.12	(.45)	395		.59		(.49)
12/31/12	11.22	(.05)	—	[11]	(.05)	—	—		—	11.17	(.45)	459		.59		(.47)
12/31/11	11.28	(.05)	(.01)		(.06)	—	—		—	11.22	(.53)	530		.58		(.47)
12/31/10	11.32	(.04)	—	[11]	(.04)	—	—		—	11.28	(.35)	522		.58		(.39)
12/31/09	11.38	(.04)	—	[11]	(.04)	(.02)	—	[11]	(.02)	11.32	(.33)	664		.58		(.33)
Class 3
6/30/14[2,3]	11.21	(.02)	(.01)		(.03)	—	—		—	11.18	(.27)	7		.52	[5]	(.44)[5]
12/31/13	11.26	(.05)	—	[11]	(.05)	—	—		—	11.21	(.44)	8		.52		(.42)
12/31/12	11.30	(.05)	.01		(.04)	—	—		—	11.26	(.35)	11		.52		(.40)
12/31/11	11.34	(.04)	—	[11]	(.04)	—	—		—	11.30	(.35)	12		.51		(.40)
12/31/10	11.38	(.04)	—	[11]	(.04)	—	—		—	11.34	(.35)	13		.51		(.32)
12/31/09	11.44	(.03)	(.01)		(.04)	(.02)	—	[11]	(.02)	11.38	(.31)	17		.51		(.27)
Class 4
6/30/14[2,3]	11.30	(.02)	—	[11]	(.02)	—	—		—	11.28	(.18)	—	[8]	.37	[5]	.32 [5]
12/31/13	11.34	(.04)	—	[11]	(.04)	—	—		—	11.30	(.35)[7]	—	[8]	.37	[7]	(.32)[7]
12/31/12[2,6]	11.34	— [11]	—	[11]	— [11]	—	—		—	11.34	.00 [7]	—	[8]	.02	[7]	(.01)[7]

See end of financial highlights tables for footnotes.

American Funds Insurance Series

		Income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distrib- utions from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[12]		Net assets, end of period (in thousands)	Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[12]		Net effective expensive ratio[12,13]		Ratio of net income (loss) to average net assets[12]

Managed Risk Growth Fund
Class P1
6/30/14[2,3]	$11.43	$.58		$(.21)	$.37	$— [11]	—	$— [11]	$11.80	3.25%[7]		$192	.53%[5,7]		.32%[5,7]		.65%[5,7]		10.32%[5,7]
12/31/13[2,14]	10.00	.12		1.38	1.50	(.07)	—	(.07)	11.43	15.05	[7]	166	.88	[5,7]	.25	[5,7]	.58	[5,7]	1.64	[7]
Class P2
6/30/14[2,3]	11.43	.68		(.34)	.34	— [11]	—	— [11]	11.77	2.98	[7]	54,953	.87	[5,7]	.66	[5,7]	.99	[5,7]	12.08	[5,7]
12/31/13[2,14]	10.00	.12		1.37	1.49	(.06)	—	(.06)	11.43	14.94	[7]	27,827	1.05	[5,7]	.52	[5,7]	.85	[5,7]	1.69	[7]

Managed Risk International Fund
Class P1
6/30/14[2,3]	$10.82	$—	[11]	$.18	$.18	$— [11]	—	$— [11]	$11.00	1.69%[7]		$126	.56%[5,7]		.25%[5,7]		.76%[5,7]		(.05)%[5,7]
12/31/13[2,14]	10.00	.13		.78	.91	(.09)	—	(.09)	10.82	9.08	[7]	109	1.05	[5,7]	.23	[5,7]	.73	[5,7]	1.92	[7]
Class P2
6/30/14[2,3]	10.82	(.02)		.18	.16	— [11]	—	— [11]	10.98	1.51	[7]	32,660	.93	[5,7]	.62	[5,7]	1.13	[5,7]	(.38)[5,7]
12/31/13[2,14]	10.00	.18		.72	.90	(.08)	—	(.08)	10.82	8.99	[7]	16,777	1.19	[5,7]	.44	[5,7]	.94	[5,7]	2.66	[7]

Managed Risk Blue Chip Income and Growth Fund
Class P1
6/30/14[2,3]	$11.05	$.03		$.61	$.64	$— [11]	—	$— [11]	$11.69	5.80%[7]		$169	.52%[5,7]		.29%[5,7]		.69%[5,7]		.62%[5,7]
12/31/13[2,14]	10.00	.20		1.01	1.21	(.16)	—	(.16)	11.05	12.16	[7]	124	.84	[5,7]	.24	[5,7]	.64	[5,7]	2.80	[7]
Class P2
6/30/14[2,3]	11.05	.02		.59	.61	— [11]	—	— [11]	11.66	5.53	[7]	47,471	.88	[5,7]	.65	[5,7]	1.05	[5,7]	.41	[5,7]
12/31/13[2,14]	10.00	.28		.92	1.20	(.15)	—	(.15)	11.05	12.05	[7]	26,235	1.04	[5,7]	.54	[5,7]	.94	[5,7]	3.91	[7]

Managed Risk Growth-Income Fund
Class P1
6/30/14[2,3]	$11.50	$.55		$.03	$.58	$— [11]	—	$— [11]	$12.08	5.05%[7]		$129	.49%[5,7]		.24%[5,7]		.51%[5,7]		9.55%[5,7]
12/31/13[2,14]	10.00	.14		1.47	1.61	(.11)	—	(.11)	11.50	16.15	[7]	123	.92	[5,7]	.23	[5,7]	.50	[5,7]	2.01	[7]
Class P2
6/30/14[2,3]	11.50	.65		(.10)	.55	— [11]	—	— [11]	12.05	4.79	[7]	43,745	.89	[5,7]	.64	[5,7]	.91	[5,7]	11.23	[5,7]
12/31/13[2,14]	10.00	.20		1.40	1.60	(.10)	—	(.10)	11.50	16.04	[7]	24,032	1.09	[5,7]	.50	[5,7]	.77	[5,7]	2.73	[7]

Managed Risk Asset Allocation Fund
Class P1
6/30/14[2,3]	$11.93	$.67		$(.33)	$.34	$— [11]	—	$— [11]	$12.27	2.86%		$192,471	.54%[5]		.48%[5]		.76%[5]		11.36%[5]
12/31/13	9.99	.27		1.81	2.08	(.14)	—	(.14)	11.93	20.82	[7]	112,037	.55	[7]	.47	[7]	.75	[7]	2.37	[7]
12/31/12[2,15]	10.00	.15		(.03)	.12	(.13)	—	(.13)	9.99	1.24	[7]	10	.15	[7]	.07	[7]	.37	[7]	1.72	[7]
Class P2
6/30/14[2,3]	11.93	.67		(.35)	.32	— [11]	—	— [11]	12.25	2.69		1,429,112	.79	[5]	.73	[5]	1.01	[5]	11.24	[5]
12/31/13	9.99	.28		1.77	2.05	(.11)	—	(.11)	11.93	20.58	[7]	795,033	.80	[7]	.73	[7]	1.01	[7]	2.43	[7]
12/31/12[2,15]	10.00	.17		(.05)	.12	(.13)	—	(.13)	9.99	1.21	[7]	24	.24	[7]	.11	[7]	.41	[7]	2.38	[7]

American Funds Insurance Series

			Year ended December 31
Portfolio turnover rate for all share classes	Six months ended June 30, 2014[2,3]		2013		2012		2011		2010	2009
Global Growth Fund	15%		39%		22%		28%		28%	43%
Global Small Capitalization Fund	17		36		40		44		47	55
Growth Fund	17		19		21		19		28	37
International Fund	8		21		29		24		25	46
New World Fund	23		43		32		22		18	25
Blue Chip Income and Growth Fund	20		30		36		27		22	22
Global Growth and Income Fund	19		31		30		25		30	47
Growth-Income Fund	10		19		25		22		22	24
International Growth and Income Fund	14		34		31		48		31	21
Capital Income Builder	5	[9]
Asset Allocation Fund	37		74		61		43		46	41
Global Balanced Fund	25		81		80		34	[10]
Bond Fund	129		354		253		163		187	125
Global Bond Fund	86		213		160		101		106	86
High-Income Bond Fund	31		64		48		51		54	47
Mortgage Fund	233		715		444		480	[10]
U.S. Government/AAA-Rated Securities Fund	131		621		447		234		208	100
Cash Management Fund	—		—		—		—		—	—
Managed Risk Growth Fund	3		10	[14]
Managed Risk International Fund	5		6	[14]
Managed Risk Blue Chip Income and Growth Fund	5		3	[14]
Managed Risk Growth-Income Fund	9		2	[14]
Managed Risk Asset Allocation Fund	1		3		—	[15,16]

[1]	Based on average shares outstanding.
[2]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[3]	Unaudited.
[4]	For the six months ended June 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the net investment income per share and ratio of net income to average net assets would have been lower for all share classes.
[5]	Annualized.
[6]	Class 4 shares were offered beginning December 14, 2012.
[7]	Although the series has a plan of distribution and an insurance administrative services plan for some share classes, distribution services fees and/or insurance administrative services fees are not paid on amounts invested in a fund by the investment adviser and/or its affiliates. If fees for these services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	For the period May 1, 2014, commencement of operations, through June 30, 2014.
[10]	For the period May 2, 2011, commencement of operations, through December 31, 2011.
[11]	Amount less than $.01.
[12]	This column reflects the impact, if any, of certain waivers by CRMC. CRMC reduced fees for investment advisory services for U.S. Government/AAA-Rated Securities Fund during 2010 and for the managed risk funds since each fund’s commencement of operations.
[13]	Ratio reflects weighted average net expense ratio of the underlying fund for the periods presented. See Expense Example for further information regarding fees and expenses.
[14]	For the period May 1, 2013, commencement of operations, through December 31, 2013.
[15]	For the period September 28, 2012, commencement of operations, through December 31, 2012.
[16]	Amount less than 1%.

See Notes to Financial Statements

American Funds Insurance Series

Expense example	unaudited

The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2014, through June 30, 2014) or for Capital Income Builder for the period from May 1, 2014, commencement of operations, through June 30, 2014.

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Insurance Series

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1]	Annualized expense ratio

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,026.52	$2.76	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 — actual return	1,000.00	1,025.20	4.02	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 4 — actual return	1,000.00	1,023.83	5.27	1.05
Class 4 — assumed 5% return	1,000.00	1,019.59	5.26	1.05

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,071.59	$3.75	.73%
Class 1 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 2 — actual return	1,000.00	1,070.85	5.03	.98
Class 2 — assumed 5% return	1,000.00	1,019.93	4.91	.98
Class 4 — actual return	1,000.00	1,069.57	6.31	1.23
Class 4 — assumed 5% return	1,000.00	1,018.70	6.16	1.23

Growth Fund
Class 1 — actual return	$1,000.00	$1,056.52	$1.78	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,055.22	3.06	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,055.57	2.70	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,054.07	4.33	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85

International Fund
Class 1 — actual return	$1,000.00	$1,039.20	$2.73	.54%
Class 1 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 2 — actual return	1,000.00	1,037.83	3.99	.79
Class 2 — assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 3 — actual return	1,000.00	1,038.37	3.64	.72
Class 3 — assumed 5% return	1,000.00	1,021.22	3.61	.72
Class 4 — actual return	1,000.00	1,036.66	5.25	1.04
Class 4 — assumed 5% return	1,000.00	1,019.64	5.21	1.04

New World Fund
Class 1 — actual return	$1,000.00	$1,050.01	$3.91	.77%
Class 1 — assumed 5% return	1,000.00	1,020.98	3.86	.77
Class 2 — actual return	1,000.00	1,048.78	5.18	1.02
Class 2 — assumed 5% return	1,000.00	1,019.74	5.11	1.02
Class 4 — actual return	1,000.00	1,047.11	6.45	1.27
Class 4 — assumed 5% return	1,000.00	1,018.50	6.36	1.27

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,081.61	$2.17	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 — actual return	1,000.00	1,080.23	3.46	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 4 — actual return	1,000.00	1,079.24	4.74	.92
Class 4 — assumed 5% return	1,000.00	1,020.23	4.61	.92

See end of expense example tables for footnotes.

American Funds Insurance Series

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1]	Annualized expense ratio

Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,066.03	$3.23	.63%
Class 1 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 2 — actual return	1,000.00	1,064.05	4.50	.88
Class 2 — assumed 5% return	1,000.00	1,020.43	4.41	.88
Class 4 — actual return	1,000.00	1,062.27	5.78	1.13
Class 4 — assumed 5% return	1,000.00	1,019.19	5.66	1.13

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,070.64	$1.49	.29%
Class 1 — assumed 5% return	1,000.00	1,023.36	1.45	.29
Class 2 — actual return	1,000.00	1,069.41	2.77	.54
Class 2 — assumed 5% return	1,000.00	1,022.12	2.71	.54
Class 3 — actual return	1,000.00	1,069.87	2.41	.47
Class 3 — assumed 5% return	1,000.00	1,022.46	2.36	.47
Class 4 — actual return	1,000.00	1,067.96	4.05	.79
Class 4 — assumed 5% return	1,000.00	1,020.88	3.96	.79

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,055.51	$3.52	.69%
Class 1 — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 2 — actual return	1,000.00	1,054.50	4.79	.94
Class 2 — assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 4 — actual return	1,000.00	1,053.32	6.06	1.19
Class 4 — assumed 5% return	1,000.00	1,018.89	5.96	1.19

Capital Income Builder
Class 1 — actual return[2]	$1,000.00	$1,025.06	$.88	.53%
Class 1 — assumed 5% return[2]	1,000.00	1,022.17	2.66	.53
Class 2 — actual return[2]	1,000.00	1,025.06	.75	.45
Class 2 — assumed 5% return[2]	1,000.00	1,022.56	2.26	.45
Class 4 — actual return[2]	1,000.00	1,023.65	1.78	1.07
Class 4 — assumed 5% return[2]	1,000.00	1,019.49	5.36	1.07

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,041.43	$1.52	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 — actual return	1,000.00	1,039.96	2.78	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 — actual return	1,000.00	1,040.21	2.43	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 4 — actual return	1,000.00	1,038.79	4.04	.80
Class 4 — assumed 5% return	1,000.00	1,020.83	4.01	.80

Global Balanced Fund
Class 1 — actual return	$1,000.00	$1,048.45	$3.61	.71%
Class 1 — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class 2 — actual return	1,000.00	1,047.66	4.87	.96
Class 2 — assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 4 — actual return	1,000.00	1,048.54	3.45	.68
Class 4 — assumed 5% return	1,000.00	1,021.42	3.41	.68

American Funds Insurance Series

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1]	Annualized expense ratio

Bond Fund
Class 1 — actual return	$1,000.00	$1,041.50	$1.92	.38%
Class 1 — assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 2 — actual return	1,000.00	1,040.55	3.19	.63
Class 2 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class 4 — actual return	1,000.00	1,039.50	4.45	.88
Class 4 — assumed 5% return	1,000.00	1,020.43	4.41	.88

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,058.68	$2.86	.56%
Class 1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class 2 — actual return	1,000.00	1,056.20	4.13	.81
Class 2 — assumed 5% return	1,000.00	1,020.78	4.06	.81
Class 4 — actual return	1,000.00	1,056.28	5.40	1.06
Class 4 — assumed 5% return	1,000.00	1,019.54	5.31	1.06

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,042.53	$2.43	.48%
Class 1 — assumed 5% return	1,000.00	1,022.41	2.41	.48
Class 2 — actual return	1,000.00	1,041.72	3.70	.73
Class 2 — assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 3 — actual return	1,000.00	1,042.08	3.34	.66
Class 3 — assumed 5% return	1,000.00	1,021.52	3.31	.66
Class 4 — actual return	1,000.00	1,040.77	4.96	.98
Class 4 — assumed 5% return	1,000.00	1,019.93	4.91	.98

Mortgage Fund
Class 1 — actual return	$1,000.00	$1,041.15	$2.28	.45%
Class 1 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 2 — actual return	1,000.00	1,040.21	3.54	.70
Class 2 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 4 — actual return	1,000.00	1,039.20	4.75	.94
Class 4 — assumed 5% return	1,000.00	1,020.13	4.71	.94

U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,039.20	$1.77	.35%
Class 1 — assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 2 — actual return	1,000.00	1,038.30	3.03	.60
Class 2 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 3 — actual return	1,000.00	1,038.81	2.68	.53
Class 3 — assumed 5% return	1,000.00	1,022.17	2.66	.53
Class 4 — actual return	1,000.00	1,036.72	4.29	.85
Class 4 — assumed 5% return	1,000.00	1,020.58	4.26	.85

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.11	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	997.30	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	997.32	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52
Class 4 — actual return	1,000.00	998.23	1.83	.37
Class 4 — assumed 5% return	1,000.00	1,022.96	1.86	.37

American Funds Insurance Series

	Beginning account value 1/1/2014	Ending account value 6/30/2014	Expenses paid during period[1,3]	Annualized expense ratio[3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]

Managed Risk Growth Fund
Class P1 — actual return	$1,000.00	$1,032.46	$1.61	.32%	$3.28	.65%
Class P1 — assumed 5% return	1,000.00	1,023.21	1.61	.32	3.26	.65
Class P2 — actual return	1,000.00	1,029.84	3.32	.66	4.98	.99
Class P2 — assumed 5% return	1,000.00	1,021.52	3.31	.66	4.96	.99

Managed Risk International Fund
Class P1 — actual return	$1,000.00	$1,016.91	$1.25	.25%	$3.80	.76%
Class P1 — assumed 5% return	1,000.00	1,023.55	1.25	.25	3.81	.76
Class P2 — actual return	1,000.00	1,015.06	3.10	.62	5.65	1.13
Class P2 — assumed 5% return	1,000.00	1,021.72	3.11	.62	5.66	1.13

Managed Risk Blue Chip Income and Growth Fund
Class P1 — actual return	$1,000.00	$1,058.02	$1.48	.29%	$3.52	.69%
Class P1 — assumed 5% return	1,000.00	1,023.36	1.45	.29	3.46	.69
Class P2 — actual return	1,000.00	1,055.30	3.31	.65	5.35	1.05
Class P2 — assumed 5% return	1,000.00	1,021.57	3.26	.65	5.26	1.05

Managed Risk Growth-Income Fund
Class P1 — actual return	$1,000.00	$1,050.53	$1.22	.24%	$2.59	.51%
Class P1 — assumed 5% return	1,000.00	1,023.60	1.20	.24	2.56	.51
Class P2 — actual return	1,000.00	1,047.92	3.25	.64	4.62	.91
Class P2 — assumed 5% return	1,000.00	1,021.62	3.21	.64	4.56	.91

Managed Risk Asset Allocation Fund
Class P1 — actual return	$1,000.00	$1,028.58	$2.41	.48%	$3.82	.76%
Class P1 — assumed 5% return	1,000.00	1,022.41	2.41	.48	3.81	.76
Class P2 — actual return	1,000.00	1,026.91	3.67	.73	5.08	1.01
Class P2 — assumed 5% return	1,000.00	1,021.17	3.66	.73	5.06	1.01

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on May 1, 2014. The “assumed 5% return” line is based on 181 days.
[3]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[4]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the period).
[5]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests.

American Funds Insurance Series

Offices of the series and of

the investment adviser

Capital Research and

Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment sub-adviser

Milliman Financial Risk Management LLC

(Managed Risk Funds only)

71 South Wacker Drive, 31st Floor

Chicago, IL 60606

Custodians of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Bank of New York Mellon

(Managed Risk Funds only)

One Wall Street

New York, NY 10286

Counsel

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street Los Angeles, CA 90017-3874

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectuses and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Complete June 30, 2014, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).

American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current prospectuses or summary prospectuses for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after September 30, 2014, this report must be accompanied by a statistical update for the most recently completed calendar quarter.

American Funds Insurance Series

ANNUITY SERVICE CENTER
P.O. Box 15570
Amarillo, TX 79105-5570
CHANGE SERVICE REQUESTED

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record for American Funds Insurance Series®.

Aligned with investor success	The Capital SystemSM	Superior long-term track record

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. American Funds Insurance Series (AFIS) portfolio managers average 26 years of investment experience, including 23 years at our company, reflecting a career commitment to our long-term approach.[1]	Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of The Capital System.	Our AFIS equity funds have beaten their comparable Lipper indexes in 89% of 10-year periods and 100% of 20-year periods. Our AFIS fixed-income funds have beaten comparable Lipper indexes in 62% of 10-year periods and 89% of 20-year periods.[2] We strive to keep management fees competitive. Over the past 20 years, most funds’ fees have been below industry averages.[3]

[1]	Portfolio manager experience as of May 2014.
[2]	Based on Class 2 share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the inception date of the comparable Lipper index (except Global Small Capitalization Fund, for which the Lipper average was used). The comparable Lipper indexes are: Global Funds Index (Global Growth Fund), Growth Funds Index (Growth Fund), International Funds Index (International Fund), Emerging Markets Funds Index (New World Fund), Growth & Income Funds Index (Blue Chip Income and Growth Fund, Growth-Income Fund), Flexible Portfolio Funds Index (Asset Allocation Fund), Core Bond Funds Index (Bond Fund), High Yield Funds Index (High-Income Bond Fund) and General U.S. Government Funds Index (U.S. Government/AAA-Rated Securities Fund).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Lit No. INGESRX-998-0814P

Item 2.     Code of Ethics.

Not applicable.

Item 3.     Audit Committee Financial Expert.

Not applicable.

Item 4.     Principal Accountant Fees and Services.

Not applicable.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Investments.

Included in Item 1 to the Form.

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.     Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 5, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 5, 2014